SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders of Alabama Municipal Cash Trust, a portfolio of Money Market Obligations Trust, which covers the six-month period from November 1, 1999 through April 30, 2000. The report begins with a discussion with the fund's portfolio manager, followed by a complete listing of the fund's holdings and its financial statements.

The fund is a convenient way to keep your ready cash pursuing double tax-free income, free from federal regular income tax and Alabama income tax,1 through a portfolio concentrated in high-quality, short-term Alabama municipal securities. At the end of the reporting period, the fund's holdings were diversified among issuers that use municipal bond financing for projects as varied as health care, housing, community development and transportation.

This double tax-free advantage means you have the opportunity to earn a greater after-tax yield than you could in a comparable high-quality taxable investment. Of course, the fund also brings you the added benefits of daily liquidity and stability of principal.2

During the reporting period, the fund paid double tax-free dividends totaling $0.02 per share. The fund's net assets totaled $244.3 million at the end of the reporting period.

Thank you for relying on Alabama Municipal Cash Trust to help your ready cash earn income every day. As always, we will continue to provide you with the highest level of professional service. We invite your questions or comments.

Sincerely,

John Christopher Donahue

J. Christopher Donahue
President
June 15, 2000

1 Income may be subject to the federal alternative minimum tax.

2 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Review

An interview with the fund's portfolio manager, Jeff A. Kozemchak, CFA, Senior Vice President & Senior Portfolio Manager, Federated Investment Management Company.

What is your review of the economy and the interest rate environment over the six-month reporting period?

Continued strong economic growth in the face of a series of Federal Reserve Board (the "Fed") interest rate increases characterized the reporting period. Gross Domestic Product ("GDP") growth in the third and fourth quarters of 1999 was 5.7% and 7.3%, respectively. This robust growth continued into the first quarter of 2000, with preliminary GDP reported as 5.4%. This marked the first time in 15 years that real GDP growth for three consecutive quarters has averaged over 6.0%. Clearly, this rate of growth exceeded widely accepted measures of the non-inflationary potential of the economy. The consumer continued to drive economic activity. Retail sales were strong and ended the reporting period with a 10.3% year-over-year increase. Labor markets remained tight. The average monthly increase in non-farm payrolls during the reporting period was $278,000 and the unemployment rate ended the reporting period at 4.1%, near the 29-year low set in January 2000.

Benign inflation measures through much of the reporting period served to offset the strong economic growth. Surging energy prices resulted in increases in the Producer Price Index ("PPI"), particularly in the first quarter of 2000. However, the core PPI rate was flat to negative for much of the reporting period. Additionally, productivity gains continued to be a factor in dampening the impact of tightness in the labor markets and creeping wage pressures. However, as the reporting period ended and first quarter inflation data emerged, signs of inflationary pressures appeared to be building. The Personal Consumption Expenditure Price Index, a measure watched closely by the Fed, rose at a 3.2% rate in the first quarter of 2000. This was the largest increase since 1994. The Employment Cost Index, a closely watched measure of wage and benefit costs, increased by 4.1%. This was the largest increase since 1991. In addition, the core Consumer Price Index increased by 0.4% in April, well above the 0.2% expe cted.

During the reporting period, interest rates generally rose across the yield curve as the market built in expectations that the Fed would need to tighten monetary policy. And, in fact, the Fed did incrementally increase the federal funds target rate by 25 basis points on three separate occasions. The federal funds target rate ended the reporting period at 6.0%. Short-term market interest rates, in turn, reflected the robust economic conditions and expectations regarding Fed policy.

In addition to economic fundamentals, short-term municipal securities were strongly influenced by technical factors over the reporting period, notably calendar year end and income tax payment season. Variable rate demand notes (VRDNs), which comprise more than 50% of the fund's investments, started the reporting period in the 3.3% range, but moved sharply higher in December as supply and demand imbalances occurred, peaking late in the month at 5.4%. Yields then declined 150 basis points in January, as coupon payments reinvested and year end selling pressures eased. VRDN levels averaged a little over 3.6% during February and March before rising to the 5.0% range in April due to traditional tax season selling pressures. Over the six-month reporting period, VRDN yields averaged roughly 67% of taxable rates making them attractive for investors in the highest two federal tax brackets.

What were your strategies for the fund during the reporting period?

The supply of fixed-rate notes continued to be very light over the reporting period, as Year 2000 effects hampered issuance at the end of the year. Also, new issuance of fixed-rate notes in the first quarter was traditionally low. Municipalities continued to benefit from record tax collections--property, sales, and income--and the need to issue short-term borrowings dropped significantly over the past several years as the economy boomed. With this supply backdrop, expensive one-year note yields (lower than fair value), and the Fed increasing interest rates, the fund's average maturity rolled inward (shorter) over the reporting period. We continued to emphasize a barbell structure for the portfolio, combining a significant position in 7-day VRDNs and commercial paper equivalents with timely purchases of attractively priced fixed-rate notes with maturities between 6 and 12 months. This decision left the fund highly responsive to interest rate changes and allowed us to take full advantage of additional Fed inte rest rate moves.

Looking through 2000, what is your outlook for short-term rates?

It is reasonable to expect further rate increases as the Fed puts its anti-inflation efforts into action and attempts to slow the economy and consumer spending. Over the next several months, the Fed will be paying particular attention to stock market behavior, consumer confidence, employment data, and retail sales. The Fed is looking for the demand side to slow along with consumer confidence. A weak stock market could help temper the amount of needed rate increases as the consumer is likely to slow spending if a bear market in stocks continues. Inflation data will be closely watched as we appear to be close to the late stages of the classic business cycle. We will continue to watch, with great interest, market developments in order to best serve our municipal clients.

Last Meeting of Shareholders

A Special Meeting of Shareholders of Federated Municipal Trust (the "Trust") was held on November 19, 1999. The following items were submitted to shareholders for approval. The meeting was adjourned to December 17, 1999, where all items were approved as follows:

AGENDA ITEM 1

To elect Trustees.1

	For	Withheld Authority To Vote
Nicholas P. Constantakis	193,437,750	134,258
John F. Cunningham	193,437,750	134,258
J. Christopher Donahue	193,437,750	134,258
Charles F. Mansfield, Jr.	193,437,750	134,258
John S. Walsh	193,409,863	162,145

1 The following Trustees continued their terms as Trustees of the Trust: John F. Donahue, Thomas G. Bigley, John T. Conroy, Jr., Lawrence D. Ellis, M.D., Peter E. Madden, John E. Murray, Jr., J.D., S.J.D., Marjorie P. Smuts.

AGENDA ITEM 2

(a) To approve an amendment to and restatement of the Trust's Declaration of Trust to require the approval by a majority of the outstanding voting shares in the event of the sale and conveyance of the assets of the Trust to another trust or corporation:

For	Against	Broker Non-Vote	Abstentions
185,996,533	567,416	3,527,557	3,480,502

(b) To approve an amendment to and restatement of the Trust's Declaration of Trust to permit the Board of Trustees to liquidate assets of the Trust, or of its series or classes, and distribute the proceeds of such assets without seeking shareholder approval :

For	Against	Broker Non-Vote	Abstentions
110,326,779	77,361,247	3,527,557	2,356,425

AGENDA ITEM 3

To approve a proposed Agreement and Plan of Reorganization between the Trust, on behalf of its series, Alabama Municipal Cash Trust and Money Market Obligations Trust, on behalf of its series, Alabama Municipal Cash Trust:

For	Against	Broker Non-Vote	Abstentions
165,374,714	21,067,646	3,527,557	3,602,091

Portfolio of Investments

APRIL 30, 2000 (UNAUDITED)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--100.2%[1]
		Alabama--100.2%
$6,000,000		Alabama HFA, Series A 2000, Turtle Lake Weekly VRDNs (Double Lake Ventures, L.L.C.)/(FNMA LOC)	$6,000,000
9,310,000		Alabama HFA, Variable Rate Certificates, Series J 1997, Weekly VRDNs (GNMA COL)/(Bank of America, N.A. LIQ)	9,310,000
1,100,000		Alabama State IDA Weekly VRDNs (Sunshine Homes, Inc.)/(Amsouth Bank N.A., Birmingham LOC)	1,100,000
4,755,000		Alabama State IDA, IDRB, Series 1994, Weekly VRDNs (Decatur Aluminum Corp.)/(Firstar Bank, N.A., Cincinnati LOC)	4,755,000
3,150,000		Alabama State IDA, IDRBs, Series 1996, Weekly VRDNs (IMI Cash Valve Project)/(Regions Bank, Alabama LOC)	3,150,000
3,350,000		Alabama State IDA, IRBs, Weekly VRDNs (Kappler USA, Inc. Project)/(SouthTrust Bank of Alabama, Birmingham LOC)	3,350,000
5,150,000		Alabama State IDA, Revenue Bonds Weekly VRDNs (Southern Bag Corporation, Ltd.)/(SouthTrust Bank of Alabama, Birmingham LOC)	5,150,000
14,765,000	[2]	Alabama State Public School & College Authority, (PT-1195), 3.90% TOBs (Merrill Lynch Capital Services, Inc. LIQ), Optional Tender 10/26/2000	14,765,000
5,240,000		Alabama State Public School & College Authority Bonds, Series D, 5.00%, 8/1/2000	5,254,705
5,355,000		Alabama State, 5.50% Bonds, 10/1/2000	5,392,670
2,000,000		Anniston, AL, IDB, Series A 1989, Weekly VRDNs (Union Foundry Co.)/(Amsouth Bank N.A., Birmingham LOC)	2,000,000
3,650,000		Arab, AL IDB, Series 1989, Weekly VRDNs (SCI Manufacturing, Inc.)/(Bank of Tokyo-Mitsubishi Ltd. LOC)	3,650,000
1,100,000		Arab, AL IDB, Revenue Refunding Bonds, Series 1989, Weekly VRDNs (SCI Manufacturing, Inc.)/(Bank of Tokyo-Mitsubishi Ltd. LOC)	1,100,000
1,375,000		Ashland, AL IDB, Series 1996, Weekly VRDNs (Tru-Wood Cabinets)/(Regions Bank, Alabama LOC)	1,375,000
3,000,000		Auburn, AL IDB, Series 1999, Weekly VRDNs (Donaldson Company, Inc.)/(Bank of America, N.A. LOC)	3,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Alabama--continued
$2,000,000		Birmingham, AL IDA Weekly VRDNs (Altec Industries, Inc.)/(Wachovia Bank of NC, N.A. LOC)	$2,000,000
5,800,000		Birmingham, AL IDA, Series 1997, Weekly VRDNs (Millcraft, AL, Inc.)/(Regions Bank, Alabama LOC)	5,800,000
2,715,000		Birmingham, AL IDA, IDRBs, Series 1997, Weekly VRDNs (J. J. & W, IV, Ltd.)/(Svenska Handelsbanken, Stockholm LOC)	2,715,000
7,010,000		Birmingham, AL IDA, IDRBs, Series 1999, Weekly VRDNs (Glasforms, Inc.)/(Comerica Bank - California LOC)	7,010,000
4,745,000		Birmingham, AL IDA, Revenue Bonds, Series 1989, Weekly VRDNs (O'Neal Steel, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	4,745,000
2,000,000		Birmingham, AL IDA, Revenue Bonds, Series 1996, Weekly VRDNs (American FireLog Corp.)/(Comerica Bank LOC)	2,000,000
200,000		Calhoun County, AL Economic Development Council Weekly VRDNs (Food Ingredients Tech. Co.)/(Bank of America, N.A. LOC)	200,000
2,690,000		Calhoun County, AL Economic Development Council, Variable/Fixed Rate IDRBs Weekly VRDNs (Fabarc Steel Co.)/(Regions Bank, Alabama LOC)	2,690,000
1,200,000		Cullman, AL IDB, IRBs, Series 1992, Weekly VRDNs (Pressac Holdings PLC)/(Bank One, Michigan LOC)	1,200,000
800,000		Cullman, AL IDB, Series 1989, Weekly VRDNs (Pressac, Inc.)/(Bank One, Michigan LOC)	800,000
2,685,000		Cullman, AL IDB, Variable Fixed Rate IDRB Weekly VRDNs (National Bedding Co.)/(Bank of America, N.A. LOC)	2,685,000
3,000,000		Decatur, AL IDB, Revenue Refunding Bonds, Series 1993, Weekly VRDNs (Allied-Signal, Inc.)	3,000,000
1,400,000		Dothan, AL IDB, Adjustable/Fixed Rate IRBs, Series 1997, Weekly VRDNs (Henderson Steel Erectors)/(Regions Bank, Alabama LOC)	1,400,000
6,175,000		Fairfield, AL IDA, Variable Rate Environmental Improvement Revenue Bonds, Series 1995, 3.85% TOBs (USX Corp.)/ (Wachovia Bank of NC, N.A. LOC), Optional Tender 5/2/2000	6,175,000
1,120,000		Fort Payne, AL IDB, IDRB Weekly VRDNs (Ovalstrapping, Inc.)/(U.S. Bank, N.A., Minneapolis LOC)	1,120,000
7,400,000		Gadsen, AL IDB, IDRBs, Series 1997, Weekly VRDNs (Chicago Steel, (Alabama), L.L.C.)/(Marshall & Ilsley Bank, Milwaukee LOC)	7,400,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Alabama--continued
$4,510,000		Geneva County, AL IDB, Adjustable Fixed Rate IDRBs, Series 1996, Weekly VRDNs (Brooks AG Co., Inc.)/(Regions Bank, Alabama LOC)	$4,510,000
3,750,000		Guntersville, AL IDB, Series 1995, Weekly VRDNs (Hercules Rubber Co. Project)/(SouthTrust Bank of Alabama, Birmingham LOC)	3,750,000
2,735,000		Hamilton, AL IDB, Variable/Fixed Rate IDRBs Weekly VRDNs (Tennessee River, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	2,735,000
8,000,000		Hoover, AL Board of Education, Warrant Anticipation Notes, Series A 1999, 3.80% BANs, 8/1/2000	8,000,000
3,500,000		Hoover, AL Board of Education, Warrant Anticipation Notes, Series B 1999, 4.25% Bonds, 2/1/2001	3,500,000
1,455,000		Hoover, AL IDB Weekly VRDNs (Bud's Best Cookies, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	1,455,000
1,170,000		Huntsville Madison County, AL Airport Authority, 4.30% Bonds (MBIA INS), 7/1/2000	1,170,653
2,250,000		Huntsville, AL IDB Weekly VRDNs (Giles & Kendall, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	2,250,000
55,000		Huntsville, AL IDB Weekly VRDNs (Parkway Project (Huntsville, AL))/(Regions Bank, Alabama LOC)	55,000
12,500,000		Jefferson County, AL, GO Warrants, Series 1996, Weekly VRDNs (Bayerische Landesbank Girozentrale LOC)	12,500,000
2,450,000		Lowndes County, AL IDB, Series 1996, Weekly VRDNs (Warren Oil Company Project)/(First Union National Bank, Charlotte, NC LOC)	2,450,000
445,000		Marshall County, AL, Special Obligation School Refunding Warrant, Series 1994, Weekly VRDNs (Marshall County, AL Board of Education)/(Regions Bank, Alabama LOC)	445,000
2,290,000		Mobile, AL Downtown Redevelopment Authority, Series 1992, Weekly VRDNs (Mitchell Project)/(SunTrust Bank, Atlanta LOC)	2,290,000
2,000,000		Mobile, AL IDB Weekly VRDNs (American Aero Crane)/ (National Bank of Canada, Montreal LOC)	2,000,000
3,000,000		Mobile, AL IDB, Series A 1994, 4.50% TOBs (International Paper Co.), Optional Tender 6/1/2000	3,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Alabama--continued
$3,000,000		Montgomery-Wynlakes Governmental Utility Services Corp., Bonds, Series A 1995, Weekly VRDNs (Vaughn Road, L.L.C., Project)/(Amsouth Bank N.A., Birmingham LOC)	$3,000,000
2,305,000		Montgomery, AL IDB, Series A 1990, Weekly VRDNs (Industrial Partners)/(SunTrust Bank, Atlanta LOC)	2,305,000
6,000,000		Montgomery, AL IDB, IDRBs, Series 1996, Weekly VRDNs (CSC Fabrication, Inc. Project)/(Chase Bank of Texas LOC)	6,000,000
3,650,000		Montgomery, AL IDB, IDRBs, Series A 1996, Weekly VRDNs (Jobs Co., L.L.C. Project)/(Columbus Bank and Trust Co., GA LOC)	3,650,000
7,000,000		Perry County, AL IDB, Revenue Bonds, Series 1998, Weekly VRDNs (Alabama Catfish Feedmill, L.L.C.)/(Regions Bank, Alabama LOC)	7,000,000
2,680,000		Phoenix City, AL, Series 1998, Weekly VRDNs (Kudzu, L.L.C.)/(SunTrust Bank, Atlanta LOC)	2,680,000
1,900,000		Phoenix City, AL IDB, Series 1988, 4.10% CP (Mead Coated Board)/(ABN AMRO Bank N.V., Amsterdam LOC), Mandatory Tender 6/21/2000	1,900,000
3,100,000		Piedmont, AL IDB Weekly VRDNs (Bostrom Seating, Inc.)/(Chase Manhattan Bank (USA) N.A., Wilmington LOC)	3,100,000
710,000		Piedmont, AL IDB Weekly VRDNs (Industrial Partners)/(Wachovia Bank of NC, N.A. LOC)	710,000
3,820,000		Prattville, AL IDB, IDR Bonds Weekly VRDNs (Kuhnash Properties/Arkay Plastics Project)/(PNC Bank, N.A. LOC)	3,820,000
1,800,000		Scottsboro, AL IDB, Series 1994, Weekly VRDNs (Maples Industries, Inc.)/(Amsouth Bank N.A., Birmingham LOC)	1,800,000
500,000		Scottsboro, AL IDB, IDRB, Series 1991, Weekly VRDNs (Maples Industries, Inc.)/(Amsouth Bank N.A., Birmingham LOC)	500,000
5,000,000		Selma, AL IDB, Annual Tender PCR Refunding Bonds, Series B 1993, 4.30% TOBs (International Paper Co.), Optional Tender 7/15/2000	5,000,000
2,370,000		Shelby County, AL EDA Weekly VRDNs (Saginaw Pipe of Illinois, Inc.)/(Regions Bank, Alabama LOC)	2,370,000
2,585,000		Shelby County, AL EDA, Series 1999, Weekly VRDNs (Alabama Dry Felt, L.L.C.)/(Regions Bank, Alabama LOC)	2,585,000
7,575,000		St. Clair County, AL IDB, Series 1993, Weekly VRDNs (Ebsco Industries, Inc.)/(National Australia Bank, Ltd., Melbourne LOC)	7,575,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Alabama--continued
$3,500,000		Sumter County, AL IDA, IRBs, Series A 1995, Weekly VRDNs (Fulghum Fibres Project AL)/(Regions Bank, Alabama LOC)	$3,500,000
800,000		Sumter County, AL IDA, IRBs, Series B 1995, Weekly VRDNs (Canal Chip Project)/(Regions Bank, Alabama LOC)	800,000
2,340,000		Tallassee, AL IDB, Series 1998, Weekly VRDNs (Milstead Farm Group, Inc.)/(Regions Bank, Alabama LOC)	2,340,000
2,500,000		Troy, AL IDB, Series A 1997, Weekly VRDNs (Hudson Cos.)/(Amsouth Bank N.A., Birmingham LOC)	2,500,000
3,000,000		Troy, AL IDB, IRBs, Series A 1996, Weekly VRDNs (Hudson Sauces & Dressings, Inc.)/(Amsouth Bank N.A., Birmingham LOC)	3,000,000
2,000,000		Tuskegee, AL IDB, IDRB, Series 1995, Weekly VRDNs (Concrete Company (The))/(Columbus Bank and Trust Co., GA LOC)	2,000,000
1,295,000		Vincent, AL IDB, Weekly VRDNs (Headquarters Partnership Project)/(National Australia Bank, Ltd., Melbourne LOC)	1,295,000
1,910,000		Vincent, AL IDB, Series 1993, Weekly VRDNs (Ebsco Industries, Inc.)/(National Australia Bank, Ltd., Melbourne LOC)	1,910,000
3,060,000		Wetumpka, AL IDB, Series 1997, Weekly VRDNs (US Fabtec L.L.C.)/(Bank of Tokyo-Mitsubishi Ltd. LOC)	3,060,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[3]	$244,803,028

Securities that are subject to alternative minimum tax represent 66.9% of the portfolio based upon total portfolio market value.

1 The fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2000, the portfolio securities were rated as follows:

Tier Rating Percentage Based on Total Market Value

First Tier	Second Tier
96.73%	3.27%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Trustees. At April 30, 2000, these securities amounted to $14,765,000 which represents 6.0% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($244,333,083) at April 30, 2000.

The following acronyms are used throughout this portfolio:

BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
FNMA	--Federal National Mortgage Association
GNMA	--Government National Mortgage Association
GO	--General Obligation
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDR	--Industrial Development Revenue
IDRB	--Industrial Development Revenue Bond
INS	--Insured
IRBs	--Industrial Revenue Bonds
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
PCR	--Pollution Control Revenue
TOBs	--Tender Option Bonds
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

APRIL 30, 2000 (UNAUDITED)

Assets:
Total investments in securities, at amortized cost and value		$244,803,028
Income receivable		341,185

TOTAL ASSETS		245,144,213

Liabilities:
Income distribution payable	$782,119
Accrued expenses	29,011

TOTAL LIABILITIES		811,130

Net assets for 244,333,083 shares outstanding		$244,333,083

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$244,333,083 ÷ 244,333,083 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED APRIL 30, 2000 (UNAUDITED)

Investment Income:
Interest			$4,927,395

Expenses:
Investment adviser fee		$615,598
Administrative personnel and services fee		92,733
Custodian fees		5,419
Transfer and dividend disbursing agent fees and expenses		11,644
Directors'/Trustees' fees		985
Auditing fees		5,540
Legal fees		2,340
Portfolio accounting fees		28,811
Shareholder services fee		307,799
Share registration costs		7,700
Printing and postage		8,189
Insurance premiums		6,528
Miscellaneous		1,478

TOTAL EXPENSES		1,094,764

Waivers:
Waiver of investment adviser fee	$(399,876)
Waiver of shareholder services fee	(12,312)

TOTAL WAIVERS		(412,188)

Net expenses			682,576

Net investment income			$4,244,819

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) April 30, 2000	Year Ended October 31, 1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,244,819	$6,196,659

Distributions to Shareholders:
Distributions from net investment income	(4,244,819)	(6,196,659)
Share Transactions:
Proceeds from sale of shares	428,646,339	605,959,818
Net asset value of shares issued to shareholders in payment of distributions declared	1,832,651	3,430,339
Cost of shares redeemed	(425,146,657)	(560,214,016)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	5,332,333	49,176,141

Change in net assets	5,332,333	49,176,141

Net Assets:
Beginning of period	239,000,750	189,824,609

End of period	$244,333,083	$239,000,750

See Notes which are an integral part of the Financial Statements

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited) April 30,	Year Ended October 31,
	2000	1999	1998	1997	1996	1995
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income From Investment Operations:
Net investment income	0.02	0.03	0.03	0.03	0.03	0.04
Less Distributions:
Distributions from net investment income	(0.02)	(0.03)	(0.03)	(0.03)	(0.03)	(0.04)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[1]	1.72%	2.98%	3.24%	3.26%	3.22%	3.66%

Ratios to Average Net Assets:

Expenses	0.55%[2]	0.55%	0.55%	0.55%	0.55%	0.48%

Net investment income	3.45%[2]	2.95%	3.19%	3.21%	3.18%	3.59%

Expense waiver/reimbursement[3]	0.33%[2]	0.36%	0.37%	0.36%	0.37%	0.44%

Supplemental Data:

Net assets, end of period (000 omitted)	$244,333	$239,001	$189,825	$223,647	$233,720	$209,490

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

APRIL 30, 2000 (UNAUDITED)

ORGANIZATION

Effective February 1, 2000, Alabama Municipal Cash Trust (the "Fund") became a portfolio of the Money Market Obligations Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the " Act"), as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of the Fund. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the income tax imposed by the State of Alabama consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at their fair value.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the " Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At April 30, 2000, capital paid-in aggregated $244,333,083.

Transactions in shares were as follows:

	Six Months Ended April 30, 2000	Year Ended October 31, 1999
Shares sold	428,646,339	605,959,818
Shares issued to shareholders in payment of distributions declared	1,832,651	3,430,339
Shares redeemed	(425,146,657)	(560,214,016)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	5,332,333	49,176,141

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment Adviser fee equal to 0.50% of the Fund's average daily net assets.

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the period ended April 30, 2000, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $334,795,000 and $338,920,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2000, 76.6% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 15.5% of total investments.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

SEMI-ANNUAL REPORT

Alabama Municipal Cash Trust

SEMI-ANNUAL REPORT TO SHAREHOLDERS

APRIL 30, 2000

Federated
Alabama Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 60934N260

G01120-01 (6/00)

Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders of Arizona Municipal Cash Trust, a portfolio of Money Market Obligations Trust, which covers the six-month period from November 1, 1999 through April 30, 2000. The report begins with a discussion with the fund's portfolio manager, followed by a complete listing of the fund's holdings and its financial statements.

The fund is a convenient way to keep your ready cash pursuing double tax-free income--free from federal regular income tax and Arizona income tax1--through a portfolio concentrated in high-quality, short-term Arizona municipal securities. At the end of the reporting period, the fund's holdings were diversified among securities that use municipal bond financing for projects as varied as health care, housing, community development and transportation.

This double tax-free advantage means you have the opportunity to earn a greater after-tax yield than you could in a comparable high-quality taxable investment. Of course, the fund also brings you the added benefits of daily liquidity and stability of principal.2

During the reporting period, the fund paid double tax-free dividends totaling $0.02 per share. The fund's net assets totaled approximately $75.5 million at the end of the reporting period.

Thank you for relying on Arizona Municipal Cash Trust to help your ready cash earn income every day. As always, we will continue to provide you with the highest level of professional service. We invite your questions or comments.

Sincerely,

John Christopher Donahue

J. Christopher Donahue
President
June 15, 2000

1 Income may be subject to the federal alternative minimum tax.

2 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Review

An interview with the fund's portfolio manager, Michael Sirianni, Vice President and Portfolio Manager, Federated Investment Management Company.

What is your review of the economy and the interest rate environment over the six-month reporting period?

Continued strong economic growth in the face of a series of Federal Reserve Board (the "Fed") interest rate increases characterized the reporting period. Gross Domestic Product ("GDP") growth in the third and fourth quarters of 1999 was 5.7% and 7.3%, respectively. This robust growth continued into the first quarter of 2000, with preliminary GDP reported as 5.4%. This marked the first time in 15 years that real GDP growth for three consecutive quarters has averaged over 6.0%. Clearly, this rate of growth exceeds widely accepted measures of the non-inflationary potential of the economy. The consumer continued to drive economic activity. Retail sales were strong and ended the reporting period with a 10.3% year-over-year increase. Labor markets remained tight. The average monthly increase in non-farm payrolls during the reporting period was $278,000 and the unemployment rate ended the reporting period at 4.1%, near the 29-year low set in January 2000.

Benign inflation measures through much of the reporting period served to offset the strong economic growth. Surging energy prices resulted in increases in the Producer Price Index ("PPI"), particularly in the first quarter of 2000. However, the core PPI rate was flat to negative for much of the reporting period. Additionally, productivity gains continued to be a factor in dampening the impact of tightness in the labor markets and creeping wage pressures. However, as the reporting period ended and first quarter inflation data emerged, signs of inflationary pressures appeared to be building. The Personal Consumption Expenditure Price Index, a measure watched closely by the Fed, rose at a 3.2% rate in the first quarter of 2000. This was the largest increase since 1994. The Employment Cost Index, a closely watched measure of wage and benefit costs, increased by 4.1%. This was the largest increase since 1991. In addition, the core Consumer Price Index increased by 0.4% in April, well above the 0.2% expe cted.

During the reporting period, interest rates generally rose across the yield curve as the market built in expectations that the Fed would need to tighten monetary policy. And, in fact, the Fed did incrementally increase the federal funds target rate by 25 basis points on three separate occasions. The federal funds target rate ended the reporting period at 6.0%. Short-term market interest rates, in turn, reflected the robust economic conditions and expectations regarding Fed policy.

In addition to economic fundamentals, short-term municipal securities were strongly influenced by technical factors over the reporting period, notably calendar year end and income tax payment season. Variable rate demand notes (VRDNs), which comprise more than 50% of the fund's investments, started the reporting period in the 3.3% range, but moved sharply higher in December as supply and demand imbalances occurred, peaking late in the month at 5.4%. Yields then declined 150 basis points in January, as coupon payments reinvested and year end selling pressures eased. VRDN levels averaged a little over 3.6% during February and March before rising to the 5.0% range in April due to traditional tax season selling pressures. Over the six-month reporting period, VRDN yields averaged roughly 67% of taxable rates making them attractive for investors in the highest two federal tax brackets.

What were your strategies for the fund during the reporting period?

The supply of fixed-rate notes continued to be very light over the reporting period. Year 2000 effects hampered issuance at the end of the year. Also, new issuance of fixed-rate notes in the first quarter was traditionally low. Municipalities continued to benefit from record tax collections--property, sales, and income--and the need to issue short-term borrowings dropped significantly over the past several years as the economy boomed. With this supply backdrop, expensive one-year note yields (lower than fair value) and the Fed increasing interest rates, we decided to let the fund's average maturity roll inward (shorter) over the reporting period. We continued to emphasize a barbelled structure for the portfolio, combining a significant position in 7-day VRDNs and commercial paper equivalents with timely purchases of attractively priced fixed-rate notes with maturities between 6 and 12 months. This decision left the fund highly responsive to interest rate changes and allowed us to take full advantage of addit ional Fed interest rate moves.

Looking through 2000, what is your outlook for short-term rates?

It is reasonable to expect further rate increases as the Fed puts its anti-inflation efforts into action and attempts to slow the economy and consumer spending. Over the next several months, the Fed will be paying particular attention to stock market behavior, consumer confidence, employment data, and retail sales. The Fed is looking for the demand side to slow along with consumer confidence. A weak stock market could help temper the amount of needed rate increases as the consumer is likely to slow spending if a bear market in stocks continues. Inflation data will be closely watched as we appear to be close to the late stages of the classic business cycle. We will continue to watch, with great interest, market developments in order to best serve our municipal clients.

Last Meeting of Shareholders

A Special Meeting of Shareholders of Federated Municipal Trust (the "Trust") was held on November 19, 1999. The following items were submitted to shareholders for approval. The meeting was adjourned to December 17, 1999, where the following items were approved as follows:

AGENDA ITEM 1

To elect Trustees:1

	For	Withheld Authority To Vote
Nicholas P. Constantakis	23,490,816	0
John F. Cunningham	23,490,816	0
J. Christopher Donahue	23,490,816	0
Charles F. Mansfield, Jr.	23,490,816	0
John S. Walsh	23,490,816	0

1 The following Trustees continued their terms as Trustees of the Trust: John F. Donahue, Thomas G. Bigley, John T. Conroy, Jr., Lawrence D. Ellis, M.D., Peter E. Madden, John. E. Murray, Jr., Marjorie P. Smuts.

AGENDA ITEM 2

(a) To approve an amendment to and restatement of the Trust's Declaration of Trust to require the approval by a majority of the outstanding voting shares in the event of the sale and conveyance of the assets of the Trust to another trust or corporation:

For	Against	Broker Non-Vote	Abstentions
19,843,252	218,753	3,428,811	0

(b) To approve an amendment to and restatement of the Trust's Declaration of Trust to permit the Board of Trustees to liquidate assets of the Trust, or of its series or classes, and distribute the proceeds of such assets without seeking shareholder approval :

For	Against	Broker Non-Vote	Abstentions
19,843,252	218,753	3,428,811	0

AGENDA ITEM 3

To approve a proposed Agreement and Plan of Reorganization between the Trust, on behalf of its series, Arizona Municipal Cash Trust and Money Market Obligations Trust, on behalf of its series, Arizona Municipal Cash Trust:

For	Against	Broker Non-Vote	Abstentions
19,843,252	218,753	3,428,811	0

Portfolio of Investments

APRIL 30, 2000 (UNAUDITED)

Principal Amount		Value
	SHORT-TERM MUNICIPALS--99.3%[1]
	Arizona--93.4%
$750,000	Apache County, AZ IDA, Series A 1983, Weekly VRDNs (Tucson Electric Power Co.)/ (Toronto-Dominion Bank LOC)	$750,000
1,055,000	Arizona State Transportation Board, Series 1990, 7.00% Bonds (United States Treasury PRF), 7/1/2000 (@101)	1,075,130
500,000	Bullhead City, AZ, Sewer Facilities Series 1996, 4.45% Bonds (MBIA INS), 7/1/2000	500,293
2,999,000	Chandler, AZ IDA, Series A 1999, Weekly VRDNs (South Bay Circuits, Inc.)/ (Comerica Bank, California LOC)	2,999,000
2,400,000	Coconino County, AZ Pollution Control Corp., Series 1998, Daily VRDNs (Arizona Public Service Co.)/(KBC Bank N.V. LOC)	2,400,000
3,400,000	Eloy, AZ IDA, Series 1996, Weekly VRDNs (The Marley Cooling Tower Co.)/ (First Union National Bank, Charlotte, NC LOC)	3,400,000
4,621,000	Flagstaff, AZ, Series 1999, Weekly VRDNs (Joy Cone Co.)/(Mellon Bank N.A., Pittsburgh LOC)	4,621,000
700,000	Glendale, AZ IDA, Series 1999, Weekly VRDNs (Friendship Retirement Corp.)/ (Norwest Bank Minnesota, N.A. LOC)	700,000
275,000	Marana, AZ Municipal Property Corp., Series 1999, 4.25% Bonds (AMBAC INS), 7/1/2000	275,000
1,300,000	Maricopa County, AZ Pollution Control Corp., Series 1984, Weekly VRDNs (El Paso Electric Co.)/(Barclays Bank PLC, London LOC)	1,300,000
1,000,000	Maricopa County, AZ School District No. 4, Series D, 6.90% Bonds (AMBAC INS), 7/1/2000	1,004,170
1,000,000	Maricopa County, AZ School District No. 28 Kyrene Elementary, Second Series Bonds (FGIC INS), 7/1/2000 (@100)	994,078
3,740,000	Maricopa County, AZ IDA Series 1984, Weekly VRDNs (Gannett Co., Inc.)	3,740,000
5,610,000	Maricopa County, AZ IDA Series 1999, Weekly VRDNs (Redman Homes, Inc.)/ (PNC Bank, N.A. LOC)	5,610,000
2,950,000	Maricopa County, AZ IDA Series A 1999, Daily VRDNs (Orangewood CCRC)/(Banque Nationale de Paris LOC)	2,950,000
2,000,000	Maricopa County, AZ IDA Series A 2000, Weekly VRDNs (Gran Victoria Housing, LLC)/(FNMA LOC)	2,000,000
Principal Amount		Value
	SHORT-TERM MUNICIPALS--continued[1]
	Arizona--continued
$1,500,000	Maricopa County, AZ IDA 4.10% CP (Citizens Utilities Co.), Mandatory Tender 6/13/2000	$1,500,000
2,000,000	Maricopa County, AZ IDA Las Gardenias Apartments Series 2000, 5.22% TOBs (Bayerische Landesbank Girozentrale) 3/1/2001	2,000,000
1,500,000	Maricopa County, AZ IDA Las Villas Del Sol Series A 1999, 5.22% TOBs (Bayerische Landesbank Girozentrale), Mandatory Tender 11/1/2000	1,500,000
500,000	Maricopa, AZ School District No. 38, Series A, 8.00% Bonds (FGIC INS), 7/1/2000	502,849
1,370,000	Mesa, AZ Municipal Development Corp., Series 1985, 3.70% CP (Westdeutsche Landesbank Girozentrale LOC), Mandatory Tender 5/5/2000	1,370,000
700,000	Mesa, AZ Municipal Development Corp., Series 1985, 4.05% CP (Westdeutsche Landesbank Girozentrale LOC), Mandatory Tender 7/17/2000	700,000
1,000,000	Mesa, AZ, 5.35% Bonds (FGIC INS), 7/1/2000	1,002,970
1,920,000	Phoenix, AZ Civic Improvement Corp., PA-405 Series A 1998, Weekly VRDNs (FSA INS)/(Merrill Lynch Capital Services, Inc. LIQ)	1,920,000
2,000,000	Phoenix, AZ IDA, Series 1997, Weekly VRDNs (Interface Data Systems, Inc.)/ (Bank One, Arizona N.A. LOC)	2,000,000
1,940,000	Phoenix, AZ IDA, PT-1032 Weekly VRDNs (GNMA COL)/(Merrill Lynch Capital Services, Inc. LIQ)	1,940,000
14,550,000	Pima County, AZ IDA, Single Family Mortgages, Roaring Fork Series 1999-6, Weekly VRDNs (GNMA COL)/(Bank of New York, New York LIQ)	14,550,000
1,930,000	Scottsdale, AZ IDA Weekly VRDNs (Scottsdale Memorial Hospitals)/ (AMBAC INS)/(Credit Local de France LIQ)	1,930,000
1,000,000	Tempe, AZ IDA, Series 1992, 4.30% TOBs (Safeway, Inc.)/(Bankers Trust Co., New York LOC), Mandatory Tender 10/15/2000	1,000,000
1,060,000	Tolleson, AZ Municipal Finance Corp., Revenue Refunding Bonds Series of 1998, Weekly VRDNs (Citizens Utilities Co.)	1,060,000
950,000	Yavapai, AZ IDA, Series B 1997, Weekly VRDNs (Yavapai Regional Medical Center)/(FSA INS)/(Credit Local de France LIQ)	950,000
2,250,000	Yuma County, AZ Airport Authority, Inc., Series A 1997, Weekly VRDNs (Bank One, Arizona N.A. LOC)	2,250,000

	TOTAL	70,494,490

Principal Amount		Value
	SHORT-TERM MUNICIPALS--continued[1]
	Puerto Rico--5.9%
$983,654	Commonwealth of Puerto Rico Municipal Revenues Collection Center, 1997A LeaseTOPS Trust Weekly VRDNs (ABN AMRO Bank N.V., Amsterdam LIQ)/ (State Street Bank and Trust Co. LOC)	$983,654
3,500,000	Puerto Rico Government Development Bank (GDB), 4.50% CP, Mandatory Tender 5/4/2000	3,500,000

	TOTAL	4,483,654

	TOTAL INVESTMENTS (AT AMORTIZED COST)[2]	$74,978,144

Securities that are subject to alternative minimum tax represent 59.7% of the portfolio as calculated based on total portfolio market value.

1 The fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2000, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%

2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($75,469,479) at April 30, 2000.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
CP	--Commercial Paper
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
FNMA	--Federal National Mortgage Association
GNMA	--Government National Mortgage Association
IDA	--Industrial Development Authority
INS	--Insured
LIQ	--Liquidity Agreement
LLC	--Limited Liability Corporation
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
PLC	--Public Limited Company
PRF	--Prerefunded
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

APRIL 30, 2000 (UNAUDITED)

Assets:
Total investments in securities, at amortized cost and value		$74,978,144
Cash		176,850
Income receivable		597,410

TOTAL ASSETS		75,752,404

Liabilities:
Payable for shares redeemed	$4,500
Income distribution payable	260,285
Accrued expenses	18,140

TOTAL LIABILITIES		282,925

Net assets for 75,469,479 shares outstanding		$75,469,479

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$75,469,479÷75,469,479 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED APRIL 30, 2000 (UNAUDITED)

Investment Income:
Interest			$1,187,267

Expenses:
Investment adviser fee		$151,928
Administrative personnel and services fee		86,739
Custodian fees		2,340
Transfer and dividend disbursing agent fees and expenses		18,094
Directors'/Trustees' fees		585
Auditing fees		6,433
Legal fees		2,657
Portfolio accounting fees		27,764
Shareholder services fee		75,964
Share registration costs		14,383
Printing and postage		8,415
Insurance premiums		2,408
Miscellaneous		656

TOTAL EXPENSES		398,366

Waivers and Reimbursement:
Waiver of investment adviser fee	$(151,928)
Reimbursement of other operating expenses	(65,825)

TOTAL WAIVERS AND REIMBURSEMENT		(217,753)

Net expenses			180,613

Net investment income			$1,006,654

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) April 30, 2000	Year Ended October 31, 1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,006,654	$859,450

Distributions to Shareholders:
Distributions from net investment income	(1,006,654)	(859,450)

Share Transactions:
Proceeds from sale of shares	129,429,268	59,795,359
Net asset value of shares issued to shareholders in payment of distributions declared	267,172	402,943
Cost of shares redeemed	(88,160,282)	(60,992,727)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	41,536,158	(794,425)

Change in net assets	41,536,158	(794,425)

Net Assets:
Beginning of period	33,933,321	34,727,746

End of period	$75,469,479	$33,933,321

See Notes which are an integral part of the Financial Statements

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited) April 30, 2000	Year Ended October 31, 1999 [2]	Period Ended October 31, 1998 [1]
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00
Income From Investment Operations:
Net investment income	0.02	0.03	0.01
Less Distributions:
Distributions from net investment income	(0.02)	(0.03)	(0.01)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00

Total Return[3]	1.66%	2.76%	1.28%

Ratios to Average Net Assets:

Expenses	0.59%[4]	0.58%	0.32%[4]

Net investment income	3.31%[4]	2.73%	3.24%[4]

Expenses waivers/reimbursement[5]	0.72%[4]	0.95%	2.21%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$75,469	$33,933	$34,728

1 Reflects operations for the period from June 10, 1998 (date of initial public investment) to October 31, 1998.

2 For the year ended October 31, 1999, the Fund was audited by Ernst & Young LLP. Each of the previous years were audited by other auditors.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

APRIL 20, 2000 (UNAUDITED)

ORGANIZATION

Effective February 1, 2000, Arizona Municipal Cash Trust (the "Fund") became a portfolio of the Money Market Obligations Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the " Act"), as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of the Fund. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax and Arizona income taxes consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Board of Trustees ("Trustees") to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

	Six Months Ended April 30, 2000	Year Ended October 31, 1999
Shares sold	129,429,268	59,795,359
Shares issued to shareholders in payment of distributions declared	267,172	402,943
Shares redeemed	(88,160,282)	(60,992,727)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	41,536,158	(794,425)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment Adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the period ended April 30, 2000, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $130,679,000 and $106,320,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2000, 58.8% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 7.5% of total investments.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

EDWARD C. GONZALES

Executive Vice President

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

SEMI-ANNUAL REPORT

Arizona Municipal Cash Trust

SEMI-ANNUAL REPORT TO SHAREHOLDERS

APRIL 30, 2000

Federated
Arizona Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 60934N450

G02372-04 (6/00)

Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders of California Municipal Cash Trust, a portfolio of Money Market Obligations Trust, which covers the six-month period from November 1, 1999 through April 30, 2000. The report begins with a discussion with the fund's portfolio manager, followed by a complete listing of the fund's holdings and its financial statements.

The fund is a convenient way to keep your ready cash pursuing double tax-free income--free from federal regular income tax and California income tax1--through a portfolio concentrated in high-quality, short-term California municipal securities. At the end of the reporting period, the fund's holdings were diversified among issuers that use municipal bond financing for projects as varied as health care, housing, community development and transportation.

This double tax-free advantage means you have the opportunity to earn a greater after-tax yield than you could in a comparable high-quality taxable investment. Of course, the fund also brings you the added benefits of daily liquidity and stability of principal.2

During the reporting period, the fund paid double tax-free dividends totaling $0.02 per share for Institutional Shares and $0.01 per share for Institutional Service Shares. The fund's net assets totaled $551.9 million at the end of the reporting period.

Thank you for relying on California Municipal Cash Trust to help your ready cash earn income every day. As always, we will continue to provide you with the highest level of professional service. We invite your questions or comments.

Sincerely,

John Christopher Donahue

J. Christopher Donahue
President
June 15, 2000

1 Income may be subject to the federal alternative minimum tax.

2 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Review

An interview with the fund's portfolio manager, Michael Sirianni, Vice President and Portfolio Manager, Federated Investment Management Company.

What is your review of the economy and the interest rate environment over the six-month reporting period?

Continued strong economic growth in the face of a series of Federal Reserve Board (the "Fed") interest rate increases characterized the reporting period. Gross Domestic Product ("GDP") growth in the third and fourth quarters of 1999 was 5.7% and 7.3%, respectively. This robust growth continued into the first quarter of 2000, with preliminary GDP reported as 5.4%. This marked the first time in 15 years that real GDP growth for three consecutive quarters has averaged over 6.0%. Clearly, this rate of growth exceeded widely accepted measures of the non-inflationary potential of the economy. The consumer continued to drive economic activity. Retail sales were strong and ended the reporting period with a 10.3% year-over-year increase. Labor markets remained tight. The average monthly increase in non-farm payrolls during the reporting period was $278,000 and the unemployment rate ended the reporting period at 4.1%, near the 29-year low set in January 2000.

Benign inflation measures through much of the reporting period served to offset the strong economic growth. Surging energy prices resulted in increases in the Producer Price Index ("PPI"), particularly in the first quarter of 2000. However, the core PPI rate was flat to negative for much of the reporting period. Additionally, productivity gains continued to be a factor in dampening the impact of tightness in the labor markets and creeping wage pressures. However, as the reporting period ended and first quarter inflation data emerged, signs of inflationary pressures appeared to be building. The Personal Consumption Expenditure Price Index, a measure watched closely by the Fed, rose at a 3.2% rate in the first quarter of 2000. This was the largest increase since 1994. The Employment Cost Index, a closely watched measure of wage and benefit costs, increased by 4.1%. This was the largest increase since 1991. In addition, the core Consumer Price Index increased by 0.4% in April, well above the 0.2% expe cted.

During the reporting period, interest rates generally rose across the yield curve as the market built in expectations that the Fed would need to tighten monetary policy. And, in fact, the Fed did incrementally increase the federal funds target rate by 25 basis points on three separate occasions. The federal funds target rate ended the reporting period at 6.0%. Short-term market interest rates, in turn, reflected the robust economic conditions and expectations regarding Fed monetary policy.

In addition to economic fundamentals, short-term municipal securities were strongly influenced by technical factors over the reporting period, notably calendar year-end and income tax payment season. Variable rate demand notes (VRDNs), which comprise more than 50% of the fund's investments, started the reporting period in the 3.3% range, but moved sharply higher in December as supply and demand imbalances occurred, peaking late in the month at 5.4%. Yields then declined 150 basis points in January, as coupon payments reinvested and year-end selling pressures eased. VRDN levels averaged a little over 3.6% during February and March before rising to the 5.0% range in April due to traditional tax season selling pressures. Over the six-month reporting period, VRDN yields averaged roughly 67% of taxable rates making them attractive for investors in the highest two federal tax brackets.

What were your strategies for the fund during the reporting period?

The supply of fixed-rate notes continued to be very light over the reporting period as Year 2000 effects hampered issuance at the end of the year. Also, new issuance of fixed-rate notes in the first quarter was traditionally low. Municipalities continued to benefit from record tax collections--property, sales, and income--and the need to issue short-term borrowings dropped significantly over the past several years as the economy boomed. With this supply backdrop, expensive one-year note yields (lower than fair value) and the Fed increasing interest rates, the fund's average maturity rolled inward (shorter) over the reporting period. We continued to emphasize a barbelled structure for the portfolio, combining a significant position in 7-day VRDNs and commercial paper equivalents with timely purchases of attractively priced fixed-rate notes with maturities between 6 and 12 months. This decision left the fund highly responsive to interest rate changes and allowed us to take full advantage of additional Fed inte rest rate moves.

Looking through 2000, what is your outlook for short-term rates?

It is reasonable to expect further rate increases as the Fed puts its anti-inflation efforts into action and attempts to slow the economy and consumer spending. Over the next several months, the Fed will be paying particular attention to stock market behavior, consumer confidence, employment data and retail sales. The Fed is looking for the demand side to slow along with consumer confidence. A weak stock market could help temper the amount of needed rate increases as the consumer is likely to slow spending if a bear market in stocks continues. Inflation data will be closely watched as we appear to be close to the late stages of the classic business cycle. We will continue to watch, with great interest, market developments in order to best serve our municipal clients.

Last Meeting of Shareholders

A Special Meeting of Shareholders of Federated Municipal Trust (the "Trust"), was held on November 19, 1999. The following items were submitted to shareholders for approval. The meeting was adjourned to December 17, 1999, where all items were approved as follows:

Agenda Item 1

To elect Trustees:1

	For	Withheld Authority To Vote
Nicholas P. Constantakis	329,864,234	184,374
John F. Cunningham	329,864,209	184,399
J. Christopher Donahue	329,864,234	184,374
Charles F. Mansfield, Jr.	329,864,209	184,399
John S. Walsh	329,864,209	184,399

1 The following Trustees continued their terms as Trustees of the Trust: John F. Donahue, Thomas G. Bigley, John T. Conroy, Jr., Lawrence D. Ellis, M.D., Peter E. Madden, John E. Murray, Jr., J.D., S.J.D. and Marjorie P. Smuts.

Agenda Item 2

(a) To approve an amendment to and restatement of the Trust's Declaration of Trust to require the approval by a majority of the outstanding voting shares in the event of the sale and conveyance of the assets of the Trust to another trust or corporation:

For	Against	Broker Non-Vote	Abstentions
250,530,507	1,264,338	69,711,750	8,542,013

(b) To approve an amendment to and restatement of the Trust's Declaration of Trust to permit the Board of Trustees to liquidate assets of the Trust, or of its series or classes, and distribute the proceeds of such assets without seeking shareholder approval :

For	Against	Broker Non-Vote	Abstentions
231,812,396	19,863,206	69,711,750	8,661,256

Agenda Item 3

To approve a proposed Agreement and Plan of Reorganization between the Trust, on behalf of its series, California Municipal Cash Trust and Money Market Obligations Trust, on behalf of its series, California Municipal Cash Trust:

For	Against	Broker Non-Vote	Abstentions
250,020,368	1,565,927	69,711,750	8,750,563

Portfolio of Investments

APRIL 30, 2000 (UNAUDITED)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.3%[1]
		California--80.6%
$9,000,000		ABAG Finance Authority for Non-Profit Corporations Weekly VRDNs (Lucile Salter Packard Children's Hospital at Stanford)/(AMBAC INS)/(Bayerische Landesbank Girozentrale LIQ)	$9,000,000
5,260,000		ABAG Finance Authority for Non-Profit Corporations, Series 1998, Weekly VRDNs (The Harker School Foundation)/(U.S. Bank, N.A., Minneapolis LOC)	5,260,000
10,000,000		ABAG Finance Authority for Non-Profit Corporations, Series 2000, Weekly VRDNs (Episcopal Homes Foundation)/(Wells Fargo Bank, N.A. LOC)	10,000,000
4,000,000		ABAG Finance Authority for Non-Profit Corporations, Series 1999, Weekly VRDNs (Marin Academy)/(Allied Irish Banks PLC LOC)	4,000,000
4,705,000		ABN AMRO MuniTOPS Certificates Trust (California Non-AMT) Series 1998-10, Weekly VRDNs (San Diego, CA Water Utility Fund)/(FGIC INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	4,705,000
6,500,000		ABN AMRO MuniTOPS Certificates Trust (California Non-AMT) Series 1998-17, Weekly VRDNs (Sacramento County, CA Airport System)/(FGIC INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	6,500,000
12,000,000		ABN AMRO MuniTOPS Certificates Trust (California Non-AMT) Series 1998-25, Weekly VRDNs (Los Angeles, CA Wastewater System)/(FGIC INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	12,000,000
20,000,000		ABN AMRO MuniTOPS Certificates Trust (California Non-AMT) Series 1999-7, Weekly VRDNs (Los Angeles, CA Unified School District)/(MBIA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	20,000,000
4,356,000	[2]	ABN AMRO MuniTOPS Certificates Trust (California Non-AMT) Series 1999-8, 3.75% TOBs (Contra Costa, CA, Water District)/(FGIC INS)/(ABN AMRO Bank N.V., Amsterdam LIQ) Optional Tender 11/1/2000	4,356,000
2,600,000		California Educational Facilities Authority, Floater Certificates, Series 1998-147, Weekly VRDNs (University of Southern California)/(Morgan Stanley, Dean Witter Municipal Funding, Inc. LIQ)	2,600,000
8,980,000		California HFA, Variable Rate Certificates, Series 1998E, Weekly VRDNs (Bank of America, N.A. LIQ)	8,980,000
12,000,000		California PCFA, Series 1996 E, Daily VRDNs (Pacific Gas & Electric Co.)/(Morgan Guaranty Trust Co., New York LOC)	12,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		California--continued
$10,000,000		California State Public Works Board, Series A, 7.00% Bonds (California State Department of Corrections)/(United States Treasury PRF) 9/1/2000 (@102)	$10,315,620
2,700,000		California State Public Works Board, Variable Rate Certificates, Series 2000B, Weekly VRDNs (Regents of University of California)/(MBIA INS)/(Bank of America, N.A. LIQ)	2,700,000
9,645,000	[2]	California State, PT-1194, 3.70% TOBs (Merrill Lynch Capital Services, Inc. LIQ) Optional Tender 10/19/2000	9,645,000
7,725,000		California State, Trust Receipts, Series 2000 FR/RI-A10, Weekly VRDNs (Bayerische Hypotheken-und Vereinsbank AG LIQ)	7,725,000
18,000,000	[2]	California State, Trust Receipts, Series 2000 FR/RI-A17, 3.80% TOBs (FGIC INS)/(Bank of New York, New York LIQ) Optional Tender 12/6/2000	18,000,000
2,500,000		California Statewide Communities Development Authority, Series A, Weekly VRDNs (Barton Memorial Hospital)/(Banque Nationale de Paris LOC)	2,500,000
4,715,000		California Statewide Communities Development Authority, MERLOTS, Series 1999E, Weekly VRDNs (Sutter Health)/(FSA INS)/(First Union National Bank, Charlotte, NC LIQ)	4,715,000
7,200,000		Clipper Tax-Exempt Trust (California Non-AMT) Series A Weekly VRDNs (California HFA)/(MBIA INS)/(State Street Bank and Trust Co. LIQ)	7,200,000
1,120,000		Dry Creek, CA, Joint Elementary School District, 4.125% TRANs, 10/1/2000	1,122,156
19,000,000		East Bay Municipal Utility District, CA, 3.20% CP (Westdeutsche Landesbank Girozentrale LIQ) Mandatory Tender 5/22/2000	19,000,000
4,900,000		East Bay Municipal Utility District, CA, 3.50% CP (Westdeutsche Landesbank Girozentrale LIQ) Mandatory Tender 5/18/2000	4,900,000
22,500,000		Encinitas, CA Community Facilities District, Series 2000 FR/RI A5, Weekly VRDNs (Encinitas Ranch Public Improvements)/(Bayerische Hypotheken-und Vereinsbank AG LIQ)/(United States Treasury PRF)	22,500,000
7,100,000		Glendale, CA, Series 1984A, Monthly VRDNs (Reliance Development Co., Inc.)/(Bankers Trust Co., New York LOC)	7,100,000
4,500,000		Grand Terrace, CA, Community Redevelopment Agency, 1985 Series A, Weekly VRDNs (Mt. Vernon Villas)/(FNMA LOC)	4,500,000
5,000,000		Long Beach, CA, 4.50% TRANs, 10/20/2000	5,024,975
10,000,000		Los Angeles County, CA Metropolitan Transportation Authority, Municipal Securities Trust Receipts, Series 1998-CMC2, Weekly VRDNs (AMBAC INS)/ (Chase Manhattan Corp. LIQ)	10,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		California--continued
$20,000,000		Los Angeles, CA Department of Water & Power, Series B, Weekly VRDNs	$20,000,000
1,500,000		Los Angeles, CA Unified School District, Series FR/RI-A19, Weekly VRDNs (Bank of New York, New York LIQ)	1,500,000
2,600,000		Los Angeles, CA Unified School District, Floater Certificates, Series 1998-60, Weekly VRDNs (FGIC INS)/(Morgan Stanley, Dean Witter Municipal Funding, Inc. LIQ)	2,600,000
5,000,000		Monterey Peninsula, CA Water Management District, Wastewater Reclaimation Weekly VRDNs (Bank of America, N.A. LOC)	5,000,000
1,100,000		Northern California Transmission Agency, Trust Receipts, Series 1998 FR/RI-16, Weekly VRDNs (California-Oregon Transmission Project)/(MBIA INS)/(Bank of New York, New York LIQ)	1,100,000
3,000,000		Oakland, CA MERLOTS, Series 2000M, Weekly VRDNs (1800 Harrison Foundation)/(AMBAC INS)/(First Union National Bank, Charlotte, NC LIQ)	3,000,000
6,000,000		Oceanside, CA Community Development Commission, Series 1985, Weekly VRDNs (Shadow Way Apartments)/(Bank One, Arizona N.A. LOC)	6,000,000
11,900,000		Orange County, CA, Housing Authority, Issue 1998I, Weekly VRDNs (Oasis Martinique)/(Federal National Mortgage Association LOC)	11,900,000
7,800,000		Orange County, CA, IDA, Series 1991A, Weekly VRDNs (Casden Lakes LP)/(Federal Home Loan Mortgage Corp. LOC)	7,800,000
9,000,000		Orange County, CA, IDA, Series 1999B, Weekly VRDNs (Riverbend Apartments)/(Federal Home Loan Mortgage Corp. LOC)	9,000,000
8,860,000		Oxnard Harbor District, CA, Series 1995 II, PT-105 Weekly VRDNs (Asset Guaranty INS)/(Merrill Lynch Capital Services, Inc. LIQ)	8,860,000
41,225,229		PBCC LeaseTOPS Trust (California Non-AMT) Series 1998-1, Weekly VRDNs (AMBAC INS)/(Pitney Bowes Credit Corp. LIQ)	41,225,229
7,993,568	[2]	PBCC LeaseTOPS Trust (California Non-AMT) Series 1999-1, 3.80% TOBs (AMBAC INS)/(Pitney Bowes Credit Corp. LIQ) Optional Tender 7/12/2000	7,993,568
920,000		Pasadena, CA Unified School District, Election of 1997, Series B, 6.00% Bonds (FGIC INS) 7/1/2000	923,885
1,000,000		Placer County, CA Office of Education, 4.125% TRANs, 10/1/2000	1,001,925
4,000,000		Ravenswood, CA City School District, 4.00% TRANs, 7/6/2000	4,003,479
2,000,000		Regents of University of California, Series A, 3.15% CP, Mandatory Tender 5/2/2000	2,000,000
2,000,000		Riverside County, CA Public Financing Authority, 3.60% Bonds (Reassessment-Rancho Village)/(AMBAC INS) 9/2/2000	2,000,000
3,455,000		Riverside, CA Municipal Securities Trust Receipts, Series 1998-CMC5, Weekly VRDNs (AMBAC INS)/(Chase Manhattan Corp. LIQ)	3,455,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		California--continued
$1,000,000		Roseville, CA City School District, 4.125% TRANs, 10/1/2000	$1,001,925
2,680,000		Roseville, CA Joint Union High School District, 4.125% TRANs, 10/1/2000	2,685,158
5,000,000		Sacramento, CA, Series 1985B, Weekly VRDNs (Woodbridge - 301 LLC)/(Bank One, Arizona N.A. LOC)	5,000,000
13,000,000		San Diego, CA Unified School District, 4.25% TRANs, 9/29/2000	13,030,633
2,940,000		San Francisco, CA, Redevelopment Finance Agency, (PT-125) Weekly VRDNs (Northridge Cooperative Homes)/(MBIA INS)/(Merrill Lynch Capital Services, Inc. LIQ)	2,940,000
16,500,000		San Francisco, CA, Redevelopment Finance Agency, Series B1, Weekly VRDNs (Fillmore Center)/(Credit Suisse First Boston LOC)	16,500,000
3,680,000		San Francisco, CA, Redevelopment Finance Agency, CDC Municipal Products, Inc., Series 1997T, Weekly VRDNs (Northridge Cooperative Homes)/(MBIA INS)/(CDC Municipal Products, Inc. LIQ)	3,680,000
6,000,000		Southern California Metropolitan Water District, CA, MERLOTS, Series 1999O, Weekly VRDNs (First Union National Bank, Charlotte, NC LIQ)	6,000,000
5,000,000		Southern California Metropolitan Water District, CA, PUTTERs, Series 116, Weekly VRDNs (Morgan Guaranty Trust Co., New York LIQ)	5,000,000
12,295,000		Stanislaus County, CA, Office of Education, 4.00% TRANs, 8/1/2000	12,310,209
1,000,000		Upland, CA, Community Redevelopment Agency, Series 1999A, Weekly VRDNs (Northwoods 168)/(Federal National Mortgage Association LOC)	1,000,000

		TOTAL	444,859,762

		Guam--0.3%
2,020,000		Guam, Government of, Infrastructure Improvement, Series A, 4.75% Bonds (AMBAC INS) 11/1/2000	2,028,827

		Puerto Rico--18.4%
5,490,418		Commonwealth of Puerto Rico, Municipal Revenues Collection Center, 1997A LeaseTOPS Trust Weekly VRDNs (ABN AMRO Bank N.V., Amsterdam LIQ)/(State Street Bank and Trust Co. LOC)	5,490,418
17,250,000		Commonwealth of Puerto Rico, Floating Rate Trust Receipts, Series 1997, Weekly VRDNs (Commerzbank AG, Frankfurt LIQ)/(Commerzbank AG, Frankfurt LOC)	17,250,000
3,790,000		Commonwealth of Puerto Rico, Municipal Securities Trust Receipts, Series 1998-CMC4, Weekly VRDNs (MBIA INS)/(Chase Manhattan Corp. LIQ)	3,790,000
10,720,000		Puerto Rico Government Development Bank 3.55% CP, Mandatory Tender 8/28/2000	10,720,000
15,000,000		Puerto Rico Government Development Bank 3.60% CP, Mandatory Tender 8/15/2000	15,000,000
12,370,000		Puerto Rico Government Development Bank 3.60% CP, Mandatory Tender 9/12/2000	12,370,000
1,000,000		Puerto Rico Government Development Bank 3.65% CP, Mandatory Tender 8/21/2000	1,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Puerto Rico--continued
$11,311,000		Puerto Rico Government Development Bank 3.75% CP, Mandatory Tender 8/24/2000	$11,311,000
10,000,000		Puerto Rico Government Development Bank 3.80% CP, Mandatory Tender 9/18/2000	10,000,000
9,115,000		Puerto Rico Industrial, Medical & Environmental PCA, 1983 Series A, 3.80% TOBs (Merck & Co., Inc.) Optional Tender 12/1/2000	9,115,000
5,335,000		Puerto Rico Municipal Finance Agency, PA-638 Weekly VRDNs (FSA INS)/(Merrill Lynch Capital Services, Inc. LIQ)	5,335,000

		TOTAL	101,381,418

		TOTAL INVESTMENTS (AT AMORTIZED COST)[3]	$548,270,007

1 The fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2000, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Trustees. At April 30, 2000, these securities amounted to $39,994,568 which represents 7.3% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($551,907,582) at April 30, 2000.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
CP	--Commercial Paper
FGIC	--Financial Guaranty Insurance Company
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PCA	--Pollution Control Authority
PCFA	--Pollution Control Finance Authority
PRF	--Prerefunded
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

APRIL 30, 2000 (UNAUDITED)

Assets:
Total investments in securities, at amortized cost and value		$548,270,007
Cash		138,379
Income receivable		4,491,057

TOTAL ASSETS		552,899,443

Liabilities:
Income distribution payable	$875,201
Accrued expenses	116,660

TOTAL LIABILITIES		991,861

Net assets for 551,907,582 shares outstanding		$551,907,582

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$471,244,994 ÷ 471,244,994 shares outstanding		$1.00

Institutional Shares:
$80,662,588 ÷ 80,662,588 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED APRIL 30, 2000 (UNAUDITED)

Investment Income:
Interest			$10,560,407

Expenses:
Investment adviser fee		$1,517,465
Administrative personnel and services fee		228,584
Custodian fees		13,657
Transfer and dividend disbursing agent fees and expenses		89,227
Directors'/Trustees' fees		2,125
Auditing fees		6,373
Legal fees		4,856
Portfolio accounting fees		54,629
Shareholder services fee--Institutional Service Shares		652,017
Shareholder services fee--Institutional Shares		106,715
Share registration costs		13,354
Printing and postage		13,050
Insurance premiums		13,657
Miscellaneous		2,731

TOTAL EXPENSES		2,718,440

Waivers:
Waiver of investment adviser fee	$(1,187,622)
Waiver of shareholder services fee--Institutional Shares	(106,715)

TOTAL WAIVERS		(1,294,337)

Net expenses			1,424,103

Net investment income			$9,136,304

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) April 30, 2000	Year Ended October 31, 1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$9,136,304	$13,514,666

Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(7,757,948)	(11,666,323)
Institutional Shares	(1,378,356)	(1,848,343)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(9,136,304)	(13,514,666)

Share Transactions:
Proceeds from sale of shares	1,342,724,426	2,051,500,217
Net asset value of shares issued to shareholders in payment of distributions declared	4,467,680	8,375,448
Cost of shares redeemed	(1,352,468,468)	(1,907,468,103)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(5,276,362)	152,407,562

Change in net assets	(5,276,362)	152,407,562

Net Assets:
Beginning of period	557,183,944	404,776,382

End of period	$551,907,582	$557,183,944

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited) April 30,	Year Ended October 31,
	2000	1999 [1]	1998	1997	1996 [2]
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income From Investment Operations:
Net investment income	0.02	0.03	0.03	0.03	0.02
Less Distributions:
Distributions from net investment income	(0.02)	(0.03)	(0.03)	(0.03)	(0.02)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[3]	1.62%	2.97%	3.31%	3.44%	2.24%

Ratios to Average Net Assets:

Expenses	0.25%[4]	0.25%	0.25%	0.21%	0.20%[4]

Net investment income	3.22%[4]	2.93%	3.25%	3.45%	3.33%[4]

Expense waiver/reimbursement[5]	0.64%[4]	0.66%	0.67%	0.74%	0.90%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$80,663	$74,370	$41,574	$41,956	$20,089

1 For the year ended October 31, 1999, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Reflects operations for the period from March 4, 1996 (date of initial public investment) to October 31, 1996.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Service Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited) April 30,	Year Ended October 31,
	2000	1999 [1]	1998	1997	1996	1995
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income From Investment Operations:
Net investment income	0.01	0.03	0.03	0.03	0.03	0.03
Net realized loss on investment	--	--	--	--	--	(0.01)

TOTAL FROM INVESTMENT OPERATIONS	0.01	0.03	0.03	0.03	0.03	0.02

Capital Contributions	--	--	--	--	--	0.01
Less Distributions:
Distributions from net investment income	(0.01)	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[2]	1.50%	2.71%	3.05%	3.19%	3.22%	3.37%

Ratios to Average Net Assets:

Expenses	0.50%[3]	0.50%	0.50%	0.46%	0.49%	0.59%

Net investment income	2.97%[3]	2.68%	2.99%	3.13%	3.17%	3.33%

Expense waiver/reimbursement[4]	0.39%[3]	0.41%	0.43%	0.49%	0.62%	0.50%

Supplemental Data:

Net assets, end of period (000 omitted)	$471,245	$482,813	$363,202	$234,764	$132,159	$96,534

1 For the year ended October 31, 1999, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

4 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

APRIL 30, 2000 (UNAUDITED)

ORGANIZATION

Effective February 1, 2000, California Municipal Cash Trust (the "Fund") became a portfolio of the Money Market Obligations Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the " Act"), as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of the Fund. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of California consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the " Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended April 30, 2000	Year Ended October 31, 1999
Institutional Shares:
Shares sold	164,908,867	338,179,396
Shares issued to shareholders in payment of distributions declared	41,304	38,331
Shares redeemed	(158,658,029)	(305,421,476)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	6,292,142	32,796,251

	Six Months Ended April 30, 2000	Year Ended October 31, 1999
Institutional Service Shares:
Shares sold	1,177,815,559	1,713,320,821
Shares issued to shareholders in payment of distributions declared	4,426,376	8,337,117
Shares redeemed	(1,193,810,439)	(1,602,046,627)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(11,568,504)	119,611,311

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(5,276,362)	152,407,562

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the period ended April 30, 2000, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale complied with Rule 17a-7 under the Act and amounted to $438,260,000 and $533,295,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2000, 58.1% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 14.4% of total investments.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

SEMI-ANNUAL REPORT

California Municipal Cash Trust

SEMI-ANNUAL REPORT TO SHAREHOLDERS

APRIL 30, 2000

Federated
California Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 60934N351
Cusip 60934N369

0041609 (6/00)

Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders of California Municipal Cash Trust, a portfolio of Money Market Obligations Trust, which covers the six-month period from November 1, 1999 through April 30, 2000. The report begins with a discussion with the fund's portfolio manager, followed by a complete listing of the fund's holdings and its financial statements.

The fund is a convenient way to keep your ready cash pursuing double tax-free income--free from federal regular income tax and California income tax1--through a portfolio concentrated in high-quality, short-term California municipal securities. At the end of the reporting period, the fund's holdings were diversified among issuers that use municipal bond financing for projects as varied as health care, housing, community development and transportation.

This double tax-free advantage means you have the opportunity to earn a greater after-tax yield than you could in a comparable high-quality taxable investment. Of course, the fund also brings you the added benefits of daily liquidity and stability of principal.2

During the reporting period, the fund paid double tax-free dividends totaling $0.02 per share for Institutional Shares and $0.01 per share for Institutional Service Shares. The fund's net assets totaled $551.9 million at the end of the reporting period.

Thank you for relying on California Municipal Cash Trust to help your ready cash earn income every day. As always, we will continue to provide you with the highest level of professional service. We invite your questions or comments.

Sincerely,

John Christopher Donahue

J. Christopher Donahue
President
June 15, 2000

1 Income may be subject to the federal alternative minimum tax.

2 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Review

An interview with the fund's portfolio manager, Michael Sirianni, Vice President and Portfolio Manager, Federated Investment Management Company.

What is your review of the economy and the interest rate environment over the six-month reporting period?

Continued strong economic growth in the face of a series of Federal Reserve Board (the "Fed") interest rate increases characterized the reporting period. Gross Domestic Product ("GDP") growth in the third and fourth quarters of 1999 was 5.7% and 7.3%, respectively. This robust growth continued into the first quarter of 2000, with preliminary GDP reported as 5.4%. This marked the first time in 15 years that real GDP growth for three consecutive quarters has averaged over 6.0%. Clearly, this rate of growth exceeded widely accepted measures of the non-inflationary potential of the economy. The consumer continued to drive economic activity. Retail sales were strong and ended the reporting period with a 10.3% year-over-year increase. Labor markets remained tight. The average monthly increase in non-farm payrolls during the reporting period was $278,000 and the unemployment rate ended the reporting period at 4.1%, near the 29-year low set in January 2000.

Benign inflation measures through much of the reporting period served to offset the strong economic growth. Surging energy prices resulted in increases in the Producer Price Index ("PPI"), particularly in the first quarter of 2000. However, the core PPI rate was flat to negative for much of the reporting period. Additionally, productivity gains continued to be a factor in dampening the impact of tightness in the labor markets and creeping wage pressures. However, as the reporting period ended and first quarter inflation data emerged, signs of inflationary pressures appeared to be building. The Personal Consumption Expenditure Price Index, a measure watched closely by the Fed, rose at a 3.2% rate in the first quarter of 2000. This was the largest increase since 1994. The Employment Cost Index, a closely watched measure of wage and benefit costs, increased by 4.1%. This was the largest increase since 1991. In addition, the core Consumer Price Index increased by 0.4% in April, well above the 0.2% expe cted.

During the reporting period, interest rates generally rose across the yield curve as the market built in expectations that the Fed would need to tighten monetary policy. And, in fact, the Fed did incrementally increase the federal funds target rate by 25 basis points on three separate occasions. The federal funds target rate ended the reporting period at 6.0%. Short-term market interest rates, in turn, reflected the robust economic conditions and expectations regarding Fed monetary policy.

In addition to economic fundamentals, short-term municipal securities were strongly influenced by technical factors over the reporting period, notably calendar year-end and income tax payment season. Variable rate demand notes (VRDNs), which comprise more than 50% of the fund's investments, started the reporting period in the 3.3% range, but moved sharply higher in December as supply and demand imbalances occurred, peaking late in the month at 5.4%. Yields then declined 150 basis points in January, as coupon payments reinvested and year-end selling pressures eased. VRDN levels averaged a little over 3.6% during February and March before rising to the 5.0% range in April due to traditional tax season selling pressures. Over the six-month reporting period, VRDN yields averaged roughly 67% of taxable rates making them attractive for investors in the highest two federal tax brackets.

What were your strategies for the fund during the reporting period?

The supply of fixed-rate notes continued to be very light over the reporting period as Year 2000 effects hampered issuance at the end of the year. Also, new issuance of fixed-rate notes in the first quarter was traditionally low. Municipalities continued to benefit from record tax collections--property, sales, and income--and the need to issue short-term borrowings dropped significantly over the past several years as the economy boomed. With this supply backdrop, expensive one-year note yields (lower than fair value) and the Fed increasing interest rates, the fund's average maturity rolled inward (shorter) over the reporting period. We continued to emphasize a barbelled structure for the portfolio, combining a significant position in 7-day VRDNs and commercial paper equivalents with timely purchases of attractively priced fixed-rate notes with maturities between 6 and 12 months. This decision left the fund highly responsive to interest rate changes and allowed us to take full advantage of additional Fed inte rest rate moves.

Looking through 2000, what is your outlook for short-term rates?

It is reasonable to expect further rate increases as the Fed puts its anti-inflation efforts into action and attempts to slow the economy and consumer spending. Over the next several months, the Fed will be paying particular attention to stock market behavior, consumer confidence, employment data and retail sales. The Fed is looking for the demand side to slow along with consumer confidence. A weak stock market could help temper the amount of needed rate increases as the consumer is likely to slow spending if a bear market in stocks continues. Inflation data will be closely watched as we appear to be close to the late stages of the classic business cycle. We will continue to watch, with great interest, market developments in order to best serve our municipal clients.

Last Meeting of Shareholders

A Special Meeting of Shareholders of Federated Municipal Trust (the "Trust"), was held on November 19, 1999. The following items were submitted to shareholders for approval. The meeting was adjourned to December 17, 1999, where all items were approved as follows:

Agenda Item 1

To elect Trustees:1

	For	Withheld Authority To Vote
Nicholas P. Constantakis	329,864,234	184,374
John F. Cunningham	329,864,209	184,399
J. Christopher Donahue	329,864,234	184,374
Charles F. Mansfield, Jr.	329,864,209	184,399
John S. Walsh	329,864,209	184,399

1 The following Trustees continued their terms as Trustees of the Trust: John F. Donahue, Thomas G. Bigley, John T. Conroy, Jr., Lawrence D. Ellis, M.D., Peter E. Madden, John E. Murray, Jr., J.D., S.J.D. and Marjorie P. Smuts.

Agenda Item 2

(a) To approve an amendment to and restatement of the Trust's Declaration of Trust to require the approval by a majority of the outstanding voting shares in the event of the sale and conveyance of the assets of the Trust to another trust or corporation:

For	Against	Broker Non-Vote	Abstentions
250,530,507	1,264,338	69,711,750	8,542,013

(b) To approve an amendment to and restatement of the Trust's Declaration of Trust to permit the Board of Trustees to liquidate assets of the Trust, or of its series or classes, and distribute the proceeds of such assets without seeking shareholder approval :

For	Against	Broker Non-Vote	Abstentions
231,812,396	19,863,206	69,711,750	8,661,256

Agenda Item 3

To approve a proposed Agreement and Plan of Reorganization between the Trust, on behalf of its series, California Municipal Cash Trust and Money Market Obligations Trust, on behalf of its series, California Municipal Cash Trust:

For	Against	Broker Non-Vote	Abstentions
250,020,368	1,565,927	69,711,750	8,750,563

Portfolio of Investments

APRIL 30, 2000 (UNAUDITED)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.3%[1]
		California--80.6%
$9,000,000		ABAG Finance Authority for Non-Profit Corporations Weekly VRDNs (Lucile Salter Packard Children's Hospital at Stanford)/(AMBAC INS)/(Bayerische Landesbank Girozentrale LIQ)	$9,000,000
5,260,000		ABAG Finance Authority for Non-Profit Corporations, Series 1998, Weekly VRDNs (The Harker School Foundation)/(U.S. Bank, N.A., Minneapolis LOC)	5,260,000
10,000,000		ABAG Finance Authority for Non-Profit Corporations, Series 2000, Weekly VRDNs (Episcopal Homes Foundation)/(Wells Fargo Bank, N.A. LOC)	10,000,000
4,000,000		ABAG Finance Authority for Non-Profit Corporations, Series 1999, Weekly VRDNs (Marin Academy)/(Allied Irish Banks PLC LOC)	4,000,000
4,705,000		ABN AMRO MuniTOPS Certificates Trust (California Non-AMT) Series 1998-10, Weekly VRDNs (San Diego, CA Water Utility Fund)/(FGIC INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	4,705,000
6,500,000		ABN AMRO MuniTOPS Certificates Trust (California Non-AMT) Series 1998-17, Weekly VRDNs (Sacramento County, CA Airport System)/(FGIC INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	6,500,000
12,000,000		ABN AMRO MuniTOPS Certificates Trust (California Non-AMT) Series 1998-25, Weekly VRDNs (Los Angeles, CA Wastewater System)/(FGIC INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	12,000,000
20,000,000		ABN AMRO MuniTOPS Certificates Trust (California Non-AMT) Series 1999-7, Weekly VRDNs (Los Angeles, CA Unified School District)/(MBIA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	20,000,000
4,356,000	[2]	ABN AMRO MuniTOPS Certificates Trust (California Non-AMT) Series 1999-8, 3.75% TOBs (Contra Costa, CA, Water District)/(FGIC INS)/(ABN AMRO Bank N.V., Amsterdam LIQ) Optional Tender 11/1/2000	4,356,000
2,600,000		California Educational Facilities Authority, Floater Certificates, Series 1998-147, Weekly VRDNs (University of Southern California)/(Morgan Stanley, Dean Witter Municipal Funding, Inc. LIQ)	2,600,000
8,980,000		California HFA, Variable Rate Certificates, Series 1998E, Weekly VRDNs (Bank of America, N.A. LIQ)	8,980,000
12,000,000		California PCFA, Series 1996 E, Daily VRDNs (Pacific Gas & Electric Co.)/(Morgan Guaranty Trust Co., New York LOC)	12,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		California--continued
$10,000,000		California State Public Works Board, Series A, 7.00% Bonds (California State Department of Corrections)/(United States Treasury PRF) 9/1/2000 (@102)	$10,315,620
2,700,000		California State Public Works Board, Variable Rate Certificates, Series 2000B, Weekly VRDNs (Regents of University of California)/(MBIA INS)/(Bank of America, N.A. LIQ)	2,700,000
9,645,000	[2]	California State, PT-1194, 3.70% TOBs (Merrill Lynch Capital Services, Inc. LIQ) Optional Tender 10/19/2000	9,645,000
7,725,000		California State, Trust Receipts, Series 2000 FR/RI-A10, Weekly VRDNs (Bayerische Hypotheken-und Vereinsbank AG LIQ)	7,725,000
18,000,000	[2]	California State, Trust Receipts, Series 2000 FR/RI-A17, 3.80% TOBs (FGIC INS)/(Bank of New York, New York LIQ) Optional Tender 12/6/2000	18,000,000
2,500,000		California Statewide Communities Development Authority, Series A, Weekly VRDNs (Barton Memorial Hospital)/(Banque Nationale de Paris LOC)	2,500,000
4,715,000		California Statewide Communities Development Authority, MERLOTS, Series 1999E, Weekly VRDNs (Sutter Health)/(FSA INS)/(First Union National Bank, Charlotte, NC LIQ)	4,715,000
7,200,000		Clipper Tax-Exempt Trust (California Non-AMT) Series A Weekly VRDNs (California HFA)/(MBIA INS)/(State Street Bank and Trust Co. LIQ)	7,200,000
1,120,000		Dry Creek, CA, Joint Elementary School District, 4.125% TRANs, 10/1/2000	1,122,156
19,000,000		East Bay Municipal Utility District, CA, 3.20% CP (Westdeutsche Landesbank Girozentrale LIQ) Mandatory Tender 5/22/2000	19,000,000
4,900,000		East Bay Municipal Utility District, CA, 3.50% CP (Westdeutsche Landesbank Girozentrale LIQ) Mandatory Tender 5/18/2000	4,900,000
22,500,000		Encinitas, CA Community Facilities District, Series 2000 FR/RI A5, Weekly VRDNs (Encinitas Ranch Public Improvements)/(Bayerische Hypotheken-und Vereinsbank AG LIQ)/(United States Treasury PRF)	22,500,000
7,100,000		Glendale, CA, Series 1984A, Monthly VRDNs (Reliance Development Co., Inc.)/(Bankers Trust Co., New York LOC)	7,100,000
4,500,000		Grand Terrace, CA, Community Redevelopment Agency, 1985 Series A, Weekly VRDNs (Mt. Vernon Villas)/(FNMA LOC)	4,500,000
5,000,000		Long Beach, CA, 4.50% TRANs, 10/20/2000	5,024,975
10,000,000		Los Angeles County, CA Metropolitan Transportation Authority, Municipal Securities Trust Receipts, Series 1998-CMC2, Weekly VRDNs (AMBAC INS)/ (Chase Manhattan Corp. LIQ)	10,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		California--continued
$20,000,000		Los Angeles, CA Department of Water & Power, Series B, Weekly VRDNs	$20,000,000
1,500,000		Los Angeles, CA Unified School District, Series FR/RI-A19, Weekly VRDNs (Bank of New York, New York LIQ)	1,500,000
2,600,000		Los Angeles, CA Unified School District, Floater Certificates, Series 1998-60, Weekly VRDNs (FGIC INS)/(Morgan Stanley, Dean Witter Municipal Funding, Inc. LIQ)	2,600,000
5,000,000		Monterey Peninsula, CA Water Management District, Wastewater Reclaimation Weekly VRDNs (Bank of America, N.A. LOC)	5,000,000
1,100,000		Northern California Transmission Agency, Trust Receipts, Series 1998 FR/RI-16, Weekly VRDNs (California-Oregon Transmission Project)/(MBIA INS)/(Bank of New York, New York LIQ)	1,100,000
3,000,000		Oakland, CA MERLOTS, Series 2000M, Weekly VRDNs (1800 Harrison Foundation)/(AMBAC INS)/(First Union National Bank, Charlotte, NC LIQ)	3,000,000
6,000,000		Oceanside, CA Community Development Commission, Series 1985, Weekly VRDNs (Shadow Way Apartments)/(Bank One, Arizona N.A. LOC)	6,000,000
11,900,000		Orange County, CA, Housing Authority, Issue 1998I, Weekly VRDNs (Oasis Martinique)/(Federal National Mortgage Association LOC)	11,900,000
7,800,000		Orange County, CA, IDA, Series 1991A, Weekly VRDNs (Casden Lakes LP)/(Federal Home Loan Mortgage Corp. LOC)	7,800,000
9,000,000		Orange County, CA, IDA, Series 1999B, Weekly VRDNs (Riverbend Apartments)/(Federal Home Loan Mortgage Corp. LOC)	9,000,000
8,860,000		Oxnard Harbor District, CA, Series 1995 II, PT-105 Weekly VRDNs (Asset Guaranty INS)/(Merrill Lynch Capital Services, Inc. LIQ)	8,860,000
41,225,229		PBCC LeaseTOPS Trust (California Non-AMT) Series 1998-1, Weekly VRDNs (AMBAC INS)/(Pitney Bowes Credit Corp. LIQ)	41,225,229
7,993,568	[2]	PBCC LeaseTOPS Trust (California Non-AMT) Series 1999-1, 3.80% TOBs (AMBAC INS)/(Pitney Bowes Credit Corp. LIQ) Optional Tender 7/12/2000	7,993,568
920,000		Pasadena, CA Unified School District, Election of 1997, Series B, 6.00% Bonds (FGIC INS) 7/1/2000	923,885
1,000,000		Placer County, CA Office of Education, 4.125% TRANs, 10/1/2000	1,001,925
4,000,000		Ravenswood, CA City School District, 4.00% TRANs, 7/6/2000	4,003,479
2,000,000		Regents of University of California, Series A, 3.15% CP, Mandatory Tender 5/2/2000	2,000,000
2,000,000		Riverside County, CA Public Financing Authority, 3.60% Bonds (Reassessment-Rancho Village)/(AMBAC INS) 9/2/2000	2,000,000
3,455,000		Riverside, CA Municipal Securities Trust Receipts, Series 1998-CMC5, Weekly VRDNs (AMBAC INS)/(Chase Manhattan Corp. LIQ)	3,455,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		California--continued
$1,000,000		Roseville, CA City School District, 4.125% TRANs, 10/1/2000	$1,001,925
2,680,000		Roseville, CA Joint Union High School District, 4.125% TRANs, 10/1/2000	2,685,158
5,000,000		Sacramento, CA, Series 1985B, Weekly VRDNs (Woodbridge - 301 LLC)/(Bank One, Arizona N.A. LOC)	5,000,000
13,000,000		San Diego, CA Unified School District, 4.25% TRANs, 9/29/2000	13,030,633
2,940,000		San Francisco, CA, Redevelopment Finance Agency, (PT-125) Weekly VRDNs (Northridge Cooperative Homes)/(MBIA INS)/(Merrill Lynch Capital Services, Inc. LIQ)	2,940,000
16,500,000		San Francisco, CA, Redevelopment Finance Agency, Series B1, Weekly VRDNs (Fillmore Center)/(Credit Suisse First Boston LOC)	16,500,000
3,680,000		San Francisco, CA, Redevelopment Finance Agency, CDC Municipal Products, Inc., Series 1997T, Weekly VRDNs (Northridge Cooperative Homes)/(MBIA INS)/(CDC Municipal Products, Inc. LIQ)	3,680,000
6,000,000		Southern California Metropolitan Water District, CA, MERLOTS, Series 1999O, Weekly VRDNs (First Union National Bank, Charlotte, NC LIQ)	6,000,000
5,000,000		Southern California Metropolitan Water District, CA, PUTTERs, Series 116, Weekly VRDNs (Morgan Guaranty Trust Co., New York LIQ)	5,000,000
12,295,000		Stanislaus County, CA, Office of Education, 4.00% TRANs, 8/1/2000	12,310,209
1,000,000		Upland, CA, Community Redevelopment Agency, Series 1999A, Weekly VRDNs (Northwoods 168)/(Federal National Mortgage Association LOC)	1,000,000

		TOTAL	444,859,762

		Guam--0.3%
2,020,000		Guam, Government of, Infrastructure Improvement, Series A, 4.75% Bonds (AMBAC INS) 11/1/2000	2,028,827

		Puerto Rico--18.4%
5,490,418		Commonwealth of Puerto Rico, Municipal Revenues Collection Center, 1997A LeaseTOPS Trust Weekly VRDNs (ABN AMRO Bank N.V., Amsterdam LIQ)/(State Street Bank and Trust Co. LOC)	5,490,418
17,250,000		Commonwealth of Puerto Rico, Floating Rate Trust Receipts, Series 1997, Weekly VRDNs (Commerzbank AG, Frankfurt LIQ)/(Commerzbank AG, Frankfurt LOC)	17,250,000
3,790,000		Commonwealth of Puerto Rico, Municipal Securities Trust Receipts, Series 1998-CMC4, Weekly VRDNs (MBIA INS)/(Chase Manhattan Corp. LIQ)	3,790,000
10,720,000		Puerto Rico Government Development Bank 3.55% CP, Mandatory Tender 8/28/2000	10,720,000
15,000,000		Puerto Rico Government Development Bank 3.60% CP, Mandatory Tender 8/15/2000	15,000,000
12,370,000		Puerto Rico Government Development Bank 3.60% CP, Mandatory Tender 9/12/2000	12,370,000
1,000,000		Puerto Rico Government Development Bank 3.65% CP, Mandatory Tender 8/21/2000	1,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Puerto Rico--continued
$11,311,000		Puerto Rico Government Development Bank 3.75% CP, Mandatory Tender 8/24/2000	$11,311,000
10,000,000		Puerto Rico Government Development Bank 3.80% CP, Mandatory Tender 9/18/2000	10,000,000
9,115,000		Puerto Rico Industrial, Medical & Environmental PCA, 1983 Series A, 3.80% TOBs (Merck & Co., Inc.) Optional Tender 12/1/2000	9,115,000
5,335,000		Puerto Rico Municipal Finance Agency, PA-638 Weekly VRDNs (FSA INS)/(Merrill Lynch Capital Services, Inc. LIQ)	5,335,000

		TOTAL	101,381,418

		TOTAL INVESTMENTS (AT AMORTIZED COST)[3]	$548,270,007

1 The fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2000, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Trustees. At April 30, 2000, these securities amounted to $39,994,568 which represents 7.3% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($551,907,582) at April 30, 2000.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
CP	--Commercial Paper
FGIC	--Financial Guaranty Insurance Company
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PCA	--Pollution Control Authority
PCFA	--Pollution Control Finance Authority
PRF	--Prerefunded
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

APRIL 30, 2000 (UNAUDITED)

Assets:
Total investments in securities, at amortized cost and value		$548,270,007
Cash		138,379
Income receivable		4,491,057

TOTAL ASSETS		552,899,443

Liabilities:
Income distribution payable	$875,201
Accrued expenses	116,660

TOTAL LIABILITIES		991,861

Net assets for 551,907,582 shares outstanding		$551,907,582

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$471,244,994 ÷ 471,244,994 shares outstanding		$1.00

Institutional Shares:
$80,662,588 ÷ 80,662,588 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED APRIL 30, 2000 (UNAUDITED)

Investment Income:
Interest			$10,560,407

Expenses:
Investment adviser fee		$1,517,465
Administrative personnel and services fee		228,584
Custodian fees		13,657
Transfer and dividend disbursing agent fees and expenses		89,227
Directors'/Trustees' fees		2,125
Auditing fees		6,373
Legal fees		4,856
Portfolio accounting fees		54,629
Shareholder services fee--Institutional Service Shares		652,017
Shareholder services fee--Institutional Shares		106,715
Share registration costs		13,354
Printing and postage		13,050
Insurance premiums		13,657
Miscellaneous		2,731

TOTAL EXPENSES		2,718,440

Waivers:
Waiver of investment adviser fee	$(1,187,622)
Waiver of shareholder services fee--Institutional Shares	(106,715)

TOTAL WAIVERS		(1,294,337)

Net expenses			1,424,103

Net investment income			$9,136,304

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) April 30, 2000	Year Ended October 31, 1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$9,136,304	$13,514,666

Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(7,757,948)	(11,666,323)
Institutional Shares	(1,378,356)	(1,848,343)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(9,136,304)	(13,514,666)

Share Transactions:
Proceeds from sale of shares	1,342,724,426	2,051,500,217
Net asset value of shares issued to shareholders in payment of distributions declared	4,467,680	8,375,448
Cost of shares redeemed	(1,352,468,468)	(1,907,468,103)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(5,276,362)	152,407,562

Change in net assets	(5,276,362)	152,407,562

Net Assets:
Beginning of period	557,183,944	404,776,382

End of period	$551,907,582	$557,183,944

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited) April 30,	Year Ended October 31,
	2000	1999 [1]	1998	1997	1996 [2]
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income From Investment Operations:
Net investment income	0.02	0.03	0.03	0.03	0.02
Less Distributions:
Distributions from net investment income	(0.02)	(0.03)	(0.03)	(0.03)	(0.02)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[3]	1.62%	2.97%	3.31%	3.44%	2.24%

Ratios to Average Net Assets:

Expenses	0.25%[4]	0.25%	0.25%	0.21%	0.20%[4]

Net investment income	3.22%[4]	2.93%	3.25%	3.45%	3.33%[4]

Expense waiver/reimbursement[5]	0.64%[4]	0.66%	0.67%	0.74%	0.90%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$80,663	$74,370	$41,574	$41,956	$20,089

1 For the year ended October 31, 1999, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Reflects operations for the period from March 4, 1996 (date of initial public investment) to October 31, 1996.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Service Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited) April 30,	Year Ended October 31,
	2000	1999 [1]	1998	1997	1996	1995
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income From Investment Operations:
Net investment income	0.01	0.03	0.03	0.03	0.03	0.03
Net realized loss on investment	--	--	--	--	--	(0.01)

TOTAL FROM INVESTMENT OPERATIONS	0.01	0.03	0.03	0.03	0.03	0.02

Capital Contributions	--	--	--	--	--	0.01
Less Distributions:
Distributions from net investment income	(0.01)	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[2]	1.50%	2.71%	3.05%	3.19%	3.22%	3.37%

Ratios to Average Net Assets:

Expenses	0.50%[3]	0.50%	0.50%	0.46%	0.49%	0.59%

Net investment income	2.97%[3]	2.68%	2.99%	3.13%	3.17%	3.33%

Expense waiver/reimbursement[4]	0.39%[3]	0.41%	0.43%	0.49%	0.62%	0.50%

Supplemental Data:

Net assets, end of period (000 omitted)	$471,245	$482,813	$363,202	$234,764	$132,159	$96,534

1 For the year ended October 31, 1999, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

4 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

APRIL 30, 2000 (UNAUDITED)

ORGANIZATION

Effective February 1, 2000, California Municipal Cash Trust (the "Fund") became a portfolio of the Money Market Obligations Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the " Act"), as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of the Fund. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of California consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the " Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended April 30, 2000	Year Ended October 31, 1999
Institutional Shares:
Shares sold	164,908,867	338,179,396
Shares issued to shareholders in payment of distributions declared	41,304	38,331
Shares redeemed	(158,658,029)	(305,421,476)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	6,292,142	32,796,251

	Six Months Ended April 30, 2000	Year Ended October 31, 1999
Institutional Service Shares:
Shares sold	1,177,815,559	1,713,320,821
Shares issued to shareholders in payment of distributions declared	4,426,376	8,337,117
Shares redeemed	(1,193,810,439)	(1,602,046,627)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(11,568,504)	119,611,311

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(5,276,362)	152,407,562

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the period ended April 30, 2000, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale complied with Rule 17a-7 under the Act and amounted to $438,260,000 and $533,295,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2000, 58.1% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 14.4% of total investments.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

SEMI-ANNUAL REPORT

California Municipal Cash Trust

SEMI-ANNUAL REPORT TO SHAREHOLDERS

APRIL 30, 2000

Federated
California Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 60934N351
Cusip 60934N369

0041609 (6/00)

Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders of Connecticut Municipal Cash Trust, a portfolio of Money Market Obligations Trust, which covers the six-month period from November 1, 1999 through April 30, 2000. The report begins with a discussion with the fund's portfolio manager, followed by a complete listing of the fund's holdings and its financial statements.

The fund is a convenient way to keep your ready cash pursuing double tax-free income--free from federal regular income tax and Connecticut investment income tax1--through a portfolio concentrated in high-quality, short-term Connecticut municipal securities. At the end of the reporting period, the fund's holdings were diversified among securities that use municipal bond financing for projects as varied as health care, housing, community development and transportation.

This double tax-free advantage means you have the opportunity to earn a greater after-tax yield than you could in a comparable high-quality taxable investment. Of course, the fund also brings you the added benefits of daily liquidity and stability of principal.2

During the reporting period, the fund paid double tax-free dividends totaling $0.02 per share. The fund's net assets reached $305.3 million at the end of the reporting period.

Thank you for relying on Connecticut Municipal Cash Trust to help your ready cash earn income every day. As always, we will continue to provide you with the highest level of professional service. We invite your questions or comments.

Sincerely,

John Christopher Donahue

J. Christopher Donahue
President
June 15, 2000

1 Income may be subject to the federal alternative minimum tax.

2 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Review

An interview with fund's portfolio manager, Michael Sirianni, Vice President, Federated Investment Management Company.

What is your review of the economy and the interest rate environment over the six month reporting period?

Continued strong economic growth in the face of a series of Federal Reserve Board (the "Fed") interest rate increases characterized the reporting period. Gross Domestic Product ("GDP") growth in the third and fourth quarters of 1999 was 5.7% and 7.3%, respectively. This robust growth continued into the first quarter of 2000, with preliminary GDP reported as 5.4%. This marked the first time in 15 years that real GDP growth for three consecutive quarters has averaged over 6.0%. Clearly, this rate of growth exceeded widely accepted measures of the non-inflationary potential of the economy. The consumer continued to drive economic activity. Retail sales were strong and ended the reporting period with a 10.3% year-over-year increase. Labor markets remained tight. The average monthly increase in non-farm payrolls during the reporting period was $278,000 and the unemployment rate ended the reporting period at 4.1%, near the 29-year low set in January 2000.

Benign inflation measures through much of the reporting period served to offset the strong economic growth. Surging energy prices resulted in increases in the Producer Price Index ("PPI"), particularly in the first quarter of 2000. However, the core PPI rate was flat to negative for much of the reporting period. Additionally, productivity gains continued to be a factor in dampening the impact of tightness in the labor markets and creeping wage pressures. However, as the reporting period ended and first quarter inflation data emerged, signs of inflationary pressures appeared to be building. The Personal Consumption Expenditure Price Index, a measure watched closely by the Fed, rose at a 3.2% rate in the first quarter of 2000. This was the largest increase since 1994. The Employment Cost Index, a closely watched measure of wage and benefit costs, increased by 4.1%. This was the largest increase since 1991. In addition, the core Consumer Price Index increased by 0.4% in April, well above the 0.2% expe cted.

During the reporting period, interest rates generally rose across the yield curve as the market built in expectations that the Fed would need to tighten monetary policy. And, in fact, the Fed did incrementally increase the federal funds target rate by 25 basis points on three separate occasions. The federal funds target rate ended the reporting period at 6.0%. Short-term market interest rates, in turn, reflected the robust economic conditions and expectations regarding Fed monetary policy.

In addition to economic fundamentals, short-term municipal securities were strongly influenced by technical factors over the reporting period, notably calendar year end and income tax payment season. Variable rate demand notes (VRDNs), which comprise more than 50% of the fund's investments, started the reporting period in the 3.3% range, but moved sharply higher in December as supply and demand imbalances occurred, peaking late in the month at 5.4%. Yields then declined 150 basis points in January, as coupon payments reinvested and year end selling pressures eased. VRDN levels averaged a little over 3.6% during February and March before rising to the 5.0% range in April due to traditional tax season selling pressures. Over the six-month reporting period, VRDN yields averaged roughly 67% of taxable rates making them attractive for investors in the highest two federal tax brackets.

What were your strategies for the fund during the reporting period?

The supply of fixed-rate notes continued to be very light over the reporting period as Year 2000 effects hampered issuance at the end of the year. Also, new issuance of fixed-rate notes in the first quarter was traditionally low. Municipalities continued to benefit from record tax collections--property, sales, and income--and the need to issue short-term borrowings dropped significantly over the past several years as the economy boomed. With this supply backdrop, expensive one-year note yields (lower than fair value) and the Fed increasing interest rates, the fund's average maturity rolled inward (shorter) over the reporting period. We continued to emphasize a barbelled structure for the portfolio, combining a significant position in 7-day VRDNs and commercial paper equivalents with timely purchases of attractively priced fixed-rate notes with maturities between 6 and 12 months. This decision left the fund highly responsive to interest rate changes and allowed us to take full advantage of additional Fed inte rest rate moves.

Looking through 2000, what is your outlook for short-term rates?

It is reasonable to expect further rate increases as the Fed puts its anti-inflation efforts into action and attempts to slow the economy and consumer spending. Over the next several months, the Fed will be paying particular attention to stock market behavior, consumer confidence, employment data and retail sales. The Fed is looking for the demand side to slow along with consumer confidence. A weak stock market could help temper the amount of needed rate increases as the consumer is likely to slow spending if a bear market in stocks continues. Inflation data will be closely watched as we appear to be close to the late stages of the classic business cycle. We will continue to watch, with great interest, market developments in order to best serve our municipal clients.

Last Meeting of Shareholders

A Special Meeting of Shareholders of Federated Municipal Trust (the "Trust"), was held on November 19, 1999. The following items were submitted to shareholders for approval. The meeting was adjourned to December 17, 1999, where all items were approved as follows:

AGENDA ITEM 1

To elect Trustees:1

	For	Withheld Authority To Vote
Nicholas P. Constantakis	137,062,251	2,139,886
John F. Cunningham	137,078,335	2,123,802
J. Christopher Donahue	137,087,518	2,114,619
Charles F. Mansfield, Jr.	137,103,602	2,098,535
John S. Walsh	137,103,602	2,098,535

1 The following Trustees continued their terms as Trustees of the Trust: John F. Donahue, Thomas G. Bigley, John T. Conroy, Jr., Lawrence D. Ellis, M.D., Peter E. Madden, John E. Murray, Jr., J.D., S.J.D. and Marjorie P. Smuts.

AGENDA ITEM 2

(a) To approve an amendment to and restatement of the Trust's Declaration of Trust to require the approval by a majority of the outstanding voting shares in the event of the sale and conveyance of the assets of the Trust to another trust or corporation:

For	Against	Broker Non-Vote	Abstentions
127,381,930	305,899	8,988,059	2,526,250

(b) To approve an amendment to and restatement of the Trust's Declaration of Trust to permit the Board of Trustees to liquidate assets of the Trust, or of its series or classes, and distribute the proceeds of such assets without seeking shareholder approval :

For	Against	Broker Non-Vote	Abstentions
94,135,053	33,348,345	8,988,059	2,730,681

AGENDA ITEM 3

To approve a proposed Agreement and Plan of Reorganization between the Trust, on behalf of its series, Connecticut Municipal Cash Trust and Money Market Obligations Trust, on behalf of its series, Connecticut Municipal Cash Trust:

For	Against	Broker Non-Vote	Abstentions
126,944,278	612,416	8,988,059	2,657,385

Portfolio of Investments

APRIL 30, 2000 (UNAUDITED)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.3%[1]
		Connecticut--91.7%
$2,713,000		Bethel, CT, 4.00% BANs, 7/7/2000	$2,715,881
2,215,000		Bridgeport, CT, 2000 Series A, 4.50% GANs, 2/1/2001	2,219,082
3,785,000		Bridgeport, CT, 2000 Series B, 4.50% BANs, 2/1/2001	3,791,975
3,155,000		Connecticut Development Authority Health Care Revenue Weekly VRDNs (Corporation for Independent Living)/(Chase Manhattan Bank N.A., New York LOC)	3,155,000
8,400,000		Connecticut Development Authority Health Care Revenue Weekly VRDNs (Corporation for Independent Living)/ (Credit Local de France LOC)	8,400,000
2,565,000		Connecticut Development Authority Health Care Revenue, Series 1999, Weekly VRDNs (Corporation for Independent Living)/(Dexia Credit Local de France LOC)	2,565,000
1,680,000		Connecticut Development Authority Weekly VRDNs (Banta Associates)/(HSBC Bank USA LOC)	1,680,000
805,400		Connecticut Development Authority Weekly VRDNs (RSA Corp.)/(Barclays Bank PLC, London LOC)	805,400
10,500,000		Connecticut Development Authority, Series 1996A, Weekly VRDNs (Connecticut Light & Power Co.)/(AMBAC INS)/(Societe Generale, Paris LIQ)	10,500,000
2,245,000		Connecticut Development Authority, Series 1997, Weekly VRDNs (Porcelen Ltd., CT L.L.C.)/(Firstar Bank, N.A., Cincinnati LOC)	2,245,000
6,800,000		Connecticut Development Authority, Series 1997A, Weekly VRDNs (Bradley Airport Hotel Project)/(KBC Bank N.V. LOC)	6,800,000
1,485,000		Connecticut Development Authority, Series 1999, Weekly VRDNs (Pierce Memorial Baptist Home, Inc.)/(Lasalle National Bank, Chicago LOC)	1,485,000
3,500,000		Connecticut Development Authority, Series 1999, 3.75% CP (New England Power Co.), Mandatory Tender 5/30/2000	3,500,000
16,300,000		Connecticut Development Authority, Series A, Weekly VRDNs (Exeter Energy)/(Sanwa Bank Ltd., Osaka LOC)	16,300,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Connecticut--continued
$1,000,000		Connecticut Development Authority, Series B, Weekly VRDNs (Exeter Energy)/(Sanwa Bank Ltd., Osaka LOC)	$1,000,000
9,299,000		Connecticut Development Authority, Series C, Weekly VRDNs (Exeter Energy)/(Sanwa Bank Ltd., Osaka LOC)	9,299,000
13,495,000	[2]	Connecticut State Airport, Trust Receipts, Series 1999 FR/RI-A12, 3.75% TOBs (Bradley International Airport)/(FGIC INS)/(Bayerische Hypotheken-und Vereinsbank AG LIQ), Optional Tender 5/1/2000	13,495,000
4,845,000		Connecticut State Clean Water Fund PA-547R, (Merrill Lynch Capital Services, Inc. LIQ)	4,845,000
3,200,000		Connecticut State HEFA, 1999 Series U-2, Weekly VRDNs (Yale University)	3,200,000
4,000,000		Connecticut State HEFA, Series 1999A, Weekly VRDNs (Covenant Retirement Communities, Inc.)/(Lasalle Bank, N.A. LOC)	4,000,000
12,100,000		Connecticut State HEFA, Series 1999B, Weekly VRDNs (Ascension Health Credit Group)	12,100,000
2,900,000		Connecticut State HEFA, Series A, Weekly VRDNs (Forman School Issue)/(National Westminster Bank, PLC LOC)	2,900,000
1,900,000		Connecticut State HEFA, Series A, Weekly VRDNs (SummerWood at University Park)/(Lasalle Bank, N.A. LOC)	1,900,000
1,715,000		Connecticut State HEFA, Series C, Weekly VRDNs (Charlotte Hungerfield Hospital)/(Bank of Boston, Connecticut LOC)	1,715,000
3,000,000		Connecticut State HEFA, Series E, Weekly VRDNs (Taft School)/(First Union National Bank, Charlotte, NC LOC)	3,000,000
2,500,000		Connecticut State HEFA, Series J, Weekly VRDNs (Hospital of Saint Raphael)/(KBC Bank N.V. LOC)	2,500,000
1,900,000		Connecticut State HEFA, Series K, Weekly VRDNs (Hospital of Saint Raphael)/(KBC Bank N.V. LOC)	1,900,000
1,000,000		Connecticut State HEFA, Revenue Bonds, Series A, Weekly VRDNs (Pomfret School Issue)/(Dexia Credit Local de France LOC)	1,000,000
1,000,000		Connecticut State HEFA, Series A, Weekly VRDNs (Sharon Hospital)/(BankBoston, N.A. LOC)	1,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Connecticut--continued
$6,575,000		Connecticut State HEFA, Series S, 3.95% CP (Yale University), Mandatory Tender 7/17/2000	$6,575,000
1,900,000		Connecticut State HFA, 1999 Subseries C-2, 3.90% TOBs, Mandatory Tender 9/5/2000	1,900,000
3,805,000		Connecticut State HFA, PT-81, Weekly VRDNs (Merrill Lynch Capital Services, Inc. LIQ)	3,805,000
8,275,000		Connecticut State HFA, Series 1990C, 3.85% CP (Morgan Guaranty Trust Co., New York LIQ), Mandatory Tender 5/11/2000	8,275,000
3,245,000		Connecticut State HFA, Series 1990D, 3.65% CP (Morgan Guaranty Trust Co., New York LIQ), Mandatory Tender 5/11/2000	3,245,000
7,315,000		Connecticut State HFA, Series A, Weekly VRDNs (Elm Haven Rental Limited Partnership I)/(Fleet National Bank, Springfield, MA LOC)	7,315,000
2,500,000		Connecticut State HFA, MERLOTs, Series 2000P, Weekly VRDNs (First Union National Bank, Charlotte, NC LIQ)	2,500,000
11,335,000		Connecticut State HFA, PT-1003 Weekly VRDNs (Merrill Lynch Capital Services, Inc. LIQ)	11,335,000
9,745,000	[2]	Connecticut State HFA, Variable Rate Certificates, Series 1998S, 3.70% TOBs (Bank of America, N.A. LIQ), Optional Tender 8/17/2000	9,745,000
4,325,000		Connecticut State Special Assessment Unemployment Compensation Advance Fund, Series A, 5.50% Bonds (AMBAC INS), 11/15/2000	4,362,354
3,000,000		Connecticut State Special Assessment Unemployment Compensation Advance Fund, Special Assessment Refunding Bonds, Series A, 5.50% Bonds, 5/15/2001	3,037,575
1,900,000		Connecticut State Transportation Infrastructure Authority Weekly VRDNs (Commerzbank AG, Frankfurt LOC)	1,900,000
2,000,000		Connecticut State Transportation Infrastructure Authority, 5.10% Bonds (FGIC INS), 6/1/2000	2,003,048
2,120,000		Connecticut State Transportation Infrastructure Authority, Floater Certificates, Series 1998-52, Weekly VRDNs (FSA INS)/(Morgan Stanley, Dean Witter Municipal Funding, Inc. LIQ)	2,120,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Connecticut--continued
$8,890,000	[2]	Connecticut State, PT-1196, 3.90% TOBs (Merrill Lynch Capital Services, Inc. LIQ), Optional Tender 8/17/2000	$8,890,000
14,900,000		Connecticut State, PUTTERs, Series 110, Weekly VRDNs (FGIC INS)/(J.P. Morgan & Co., Inc. LIQ)	14,900,000
8,400,000		Connecticut State, Special Assessment Second Injury Fund, 3.75% CP (Caisse Nationale De Credit Agricole, Paris and Credit Communal de Belgique, Brussels LIQs), Mandatory Tender 5/12/2000	8,400,000
10,000,000		Connecticut State, Special Assessment Unemployment Compensation Advance Fund, Revenue Bonds, Series 1993C, 3.38% TOBs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ), Optional Tender 7/1/2000	10,000,000
1,760,000		Haddam, CT, 4.15% BANs (AMBAC INS), 7/15/2000	1,760,930
11,900,000		Hartford, CT, Redevelopment Authority Weekly VRDNs (Underwood Towers)/(FSA INS)/(Societe Generale, Paris LIQ)	11,900,000
4,330,000		New Britain, CT, Series 1999, Weekly VRDNs (AMBAC INS)/(Bank of Nova Scotia, Toronto LIQ)	4,330,000
4,000,000		New Haven, CT, 4.00% BANs, 7/12/2000	4,003,017
5,000,000		New Haven, CT, 4.75% BANs, 7/12/2000	5,005,855
2,870,000		Plymouth, CT, 4.25% BANs, 10/18/2000	2,876,419
1,800,000		Shelton, CT, Housing Authority, Series 1998, Weekly VRDNs (Crosby Commons)/(First Union National Bank, Charlotte, NC LOC)	1,800,000
5,850,000		Somers, CT, 3.60% BANs, 7/14/2000	5,852,858
2,250,000		West Haven, CT, 4.00% Bonds (AMBAC INS), 2/1/2001	2,250,000

		TOTAL	280,103,394

		Puerto Rico--7.6%
10,755,429		Commonwealth of Puerto Rico Municipal Revenues Collection Center, 1997A LeaseTOPS Trust Weekly VRDNs (ABN AMRO Bank N.V., Amsterdam LIQ)/(State Street Bank and Trust Co. LOC)	10,755,429
7,500,000		Commonwealth of Puerto Rico, Municipal Securities Trust Receipts, Series 1998-CMC4, Weekly VRDNs (MBIA INS)/ (Chase Manhattan Corp. LIQ)	7,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Puerto Rico--continued
$4,995,000		Puerto Rico Commonwealth Infrastructure Financing Authority, Floater Certificates, Series 1998-86, Weekly VRDNs (AMBAC INS)/(Morgan Stanley, Dean Witter Municipal Funding, Inc. LIQ)	$4,995,000

		TOTAL	23,250,429

		TOTAL INVESTMENTS (AT AMORTIZED COST)[3]	$303,353,823

Securities that are subject to alternative minimum tax represent 26.4% of the portfolio as calculated based upon total portfolio market value.

1 The fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2000, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Trustees. At April 30, 2000, these securities amounted to $32,130,000 which represents 10.5% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($305,328,937) at April 30, 2000.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
BANs	--Bond Anticipation Notes
CP	--Commercial Paper
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GANs	--Grant Anticipation Notes
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PUTTERs	--Putable Tax-Exempt Receipts
TOBs	--Tender Option Bonds
TOPS	--Trust Obligations Participating Securities
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

APRIL 30, 2000 (UNAUDITED)

Assets:
Total investments in securities, at amortized cost and value		$303,353,823
Income receivable		2,801,249
Prepaid expenses		6,866

TOTAL ASSETS		306,161,938

Liabilities:
Income distribution payable	$800,711
Accrued expenses	32,290

TOTAL LIABILITIES		833,001

Net assets for 305,328,937 shares outstanding		$305,328,937

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$305,328,937 ÷ 305,328,937 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED APRIL 30, 2000 (UNAUDITED)

Investment Income:
Interest			$5,117,656

Expenses:
Investment adviser fee		$702,264
Administrative personnel and services fee		105,788
Custodian fees		7,585
Transfer and dividend disbursing agent fees and expenses		29,214
Directors'/Trustees' fees		1,264
Auditing fees		5,618
Legal fees		2,950
Portfolio accounting fees		32,024
Shareholder services fee		351,132
Share registration costs		7,304
Printing and postage		11,236
Insurance premiums		9,972
Miscellaneous		2,247

TOTAL EXPENSES		1,268,598

Waivers:
Waiver of investment adviser fee	$(265,202)
Waiver of shareholder services fee	(154,498)

TOTAL WAIVERS		(419,700)

Net expenses			848,898

Net investment income			$4,268,758

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) April 30, 2000	Year Ended October 31, 1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,268,758	$8,338,534

Distributions to Shareholders:
Distributions from net investment income	(4,268,758)	(8,338,534)

Share Transactions:
Proceeds from sale of shares	543,000,250	936,586,293
Net asset value of shares issued to shareholders in payment of distributions declared	1,408,675	2,685,053
Cost of shares redeemed	(518,214,614)	(999,703,365)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	26,194,311	(60,432,019)

Change in net assets	26,194,311	(60,432,019)

Net Assets:
Beginning of period	279,134,626	339,566,645

End of period	$305,328,937	$279,134,626

See Notes which are an integral part of the Financial Statements

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited) April 30,	Year Ended October 31,
	2000	1999	1998	1997	1996	1995
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income From Investment Operations:
Net investment income	0.02	0.03	0.03	0.03	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.02)	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[1]	1.52%	2.64%	2.98%	3.01%	3.02%	3.31%

Ratios to Average Net Assets:

Expenses	0.60%[2]	0.60%	0.60%	0.60%	0.60%	0.60%

Net investment income	3.03%[2]	2.60%	2.93%	2.97%	2.97%	3.26%

Expense waiver/reimbursement[3]	0.30%[2]	0.30%	0.29%	0.31%	0.32%	0.30%

Supplemental Data:

Net assets, end of period (000 omitted)	$305,329	$279,135	$339,567	$271,316	$227,089	$184,718

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

APRIL 30, 2000 (UNAUDITED)

ORGANIZATION

Effective February 1, 2000, Connecticut Municipal Cash Trust (the "Fund") became a portfolio of the Money Market Obligations Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the " Act"), as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of the Fund, a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income exempt from federal regular income tax and Connecticut dividend and interest income tax consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the " Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At April 30, 2000, capital paid-in aggregated $305,328,937.

Transactions in shares were as follows:

	Six Months Ended April 30, 2000	Year Ended October 31, 1999
Shares sold	543,000,250	936,586,293
Shares issued to shareholders in payment of distributions declared	1,408,675	2,685,053
Shares redeemed	(518,214,614)	(999,703,365)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	26,194,311	(60,432,019)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment Adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the period ended April 30, 2000, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $189,000,000 and $165,810,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2000, 60.9% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 13.3% of total investments.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

SEMI-ANNUAL REPORT

Connecticut Municipal Cash Trust

SEMI-ANNUAL REPORT TO SHAREHOLDERS

APRIL 30, 2000

Federated
Connecticut Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 60934N559

0052406 (6/00)

Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders of Florida Municipal Cash Trust, a portfolio of Money Market Obligations Trust, which covers the six-month period from November 1, 1999 through April 30, 2000. The report begins with a discussion with the fund's portfolio manager, followed by a complete listing of the fund's holdings and its financial statements.

The fund is a convenient way to put your ready cash to work pursuing tax-free income-free from federal regular income tax and the Florida intangibles tax.1 At the end of the reporting period, the fund's municipal bond holdings were diversified among issuers that use municipal bond financing for projects as varied as health care, housing, community development and transportation.

This tax-free advantage means you have the opportunity to earn a greater after-tax yield on your cash than you could in a comparable high-quality taxable investment. Of course, the fund also brings you the added benefits of daily liquidity and stability of principal.2

During the reporting period, the fund paid tax-free dividends of $0.02 per share for both Institutional Shares and Cash II Shares. The fund's net assets totaled approximately $298.6 million at the end of the reporting period.

Thank you for relying on Florida Municipal Cash Trust to help your ready cash earn income on a daily basis. As always, we will continue to provide you with the highest level of professional service. We invite your questions or comments.

Sincerely,

John Christopher Donahue

J. Christopher Donahue
President
June 15, 2000

1 Income may be subject to the federal alternative minimum tax.

2 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Review

An interview with the fund's portfolio manager, Jeff A. Kozemchak, CFA, Senior Vice President and Senior Portfolio Manager, Federated Investment Management Company.

What is your review of the economy and the interest rate environment over the six-month reporting period?

Continued strong economic growth in the face of a series of Federal Reserve Board (the "Fed") interest rate increases characterized the reporting period. Gross Domestic Product ("GDP") growth in the third and fourth quarters of 1999 was 5.7% and 7.3%, respectively. This robust growth continued into the first quarter of 2000, with preliminary GDP reported as 5.4%. This marked the first time in 15 years that real GDP growth averaged over 6.0% for three consecutive quarters. Clearly, this rate of growth exceeded widely accepted measures of the non-inflationary potential of the economy. The consumer continued to drive economic activity. Retail sales were strong and ended the reporting period with a 10.3% year-over-year increase. Labor markets remained tight. The average monthly increase in non-farm payrolls during the reporting period was $278,000 and the unemployment rate ended the reporting period at 4.1%, near the 29-year low set in January 2000.

Benign inflation measures through much of the reporting period served to offset the strong economic growth. Surging energy prices resulted in increases in the Producer Price Index ("PPI"), particularly in the first quarter of 2000. However, the core PPI rate was flat to negative for much of the reporting period. Additionally, productivity gains continued to be a factor in dampening the impact of tightness in the labor markets and creeping wage pressures. However, as the reporting period ended and first quarter inflation data emerged, signs of inflationary pressures appeared to be building. The Personal Consumption Expenditure Price Index, an inflation measure watched closely by the Fed, rose at a 3.2% rate in the first quarter of 2000. This was the largest increase since 1994. The Employment Cost Index, an inflation closely watched measure of wage and benefit costs, increased by 4.1%. This was the largest increase since 1991. In addition, the core Consumer Price Index increased by 0.4% in April, we ll above the 0.2% expected.

During the reporting period, interest rates generally rose across the yield curve as the market built in expectations that the Fed would need to tighten monetary policy. In fact, the Fed did incrementally increase the federal funds target rate by 25 basis points on three separate occasions. The federal funds target rate ended the reporting period at 6.0%. Short-term market interest rates, in turn, reflected the robust economic conditions and expectations regarding Fed policy.

In addition to economic fundamentals, short-term municipal securities were strongly influenced by technical factors that occurred during the reporting period, notably calendar year end and income tax payment season. Variable rate demand notes (VRDNs), which comprise more than 50% of the fund's investments, started the reporting period in the 3.3% range, but moved sharply higher in December as supply and demand imbalances occurred, peaking late in the month at 5.4%. Yields declined 150 basis points in January, as coupon payments reinvested and year-end selling pressures eased. VRDN levels averaged a little over 3.6% during February and March before rising to the 5.0% range in April due to traditional tax season selling pressures. Over the six-month reporting period, VRDN yields averaged roughly 67% of taxable rates making them attractive for investors in the highest two federal tax brackets.

What were your strategies for the fund during the reporting period?

The supply of fixed-rate notes continued to be very light over the reporting period as Year 2000 concerns hampered issuance at year end. Also, new issuance of fixed-rate notes in the first quarter was traditionally low. Municipalities continue to benefit from record property, sales and income tax collections and the need to issue short-term borrowings has dropped significantly over the past several years as the economy has boomed. With this supply backdrop--expensive one-year note yields (lower than fair value), and the Fed increasing interest rates--the fund's average maturity rolled inward (shortened) over the reporting period. We continued to emphasize a barbelled structure for the portfolio, combining a significant position in 7-day VRDNs and commercial paper equivalents with timely purchases of attractively priced fixed-rate notes with maturities between 6 and 12 months. This decision left the fund highly responsive to interest rate changes and allowed us to take full advantage of additional Fed interes t rate moves.

Looking through the year 2000, what is your outlook for short-term rates?

It is reasonable to expect further rate increases as the Fed puts its anti-inflation efforts into action and attempts to slow the economy and consumer spending. Over the next several months, the Fed will be paying particular attention to stock market behavior, consumer confidence, employment data, and retail sales. The Fed is looking for the demand side to slow along with consumer confidence. A weak stock market could help temper the amount of needed rate increases as the consumer is likely to slow spending in a continued bear stock market. Inflation data will be closely watched as the economy appears to be close to the late stages of the classic business cycle. We will continue to watch, with great interest, market developments in order to best serve our municipal clients.

Last Meeting of Shareholders

A Special Meeting of shareholders of Federated Municipal Trust (the "Trust"), was held on November 19, 1999. The following items were submitted to shareholders for approval. The meeting was adjourned to December 17, 1999, where all items were approved as follows:

AGENDA ITEM 1

To elect Trustees:1

	For	Withheld Authority to Vote
Nicholas P. Constantakis	124,810,390	148,177
John F. Cunningham	124,810,390	148,177
J. Christopher Donahue	124,810,390	148,177
Charles F. Mansfield, Jr.	124,810,390	148,177
John S. Walsh	124,810,390	148,177

1 The following Trustees continued their terms as Trustees of the Trust: John F. Donahue, Thomas G. Bigley, John T. Conroy, Jr., Lawrence D. Ellis, M.D., Peter E. Madden, John E. Murray, Jr., J.D., S.J.D., Marjorie P. Smuts.

AGENDA ITEM 2

(a) To approve an amendment to and restatement of the Trust's Declaration of Trust to require the approval by a majority of the outstanding voting shares in the event of the sale and conveyance of the assets of the Trust to another trust or corporation:

For	Against	Broker Non-Vote	Abstentions
110,487,985	3,829,721	7,283,561	3,357,300

(b) To approve an amendment to and restatement of the Trust's Declaration of Trust to permit the Board of Trustees to liquidate assets of the Trust, or of its series or classes, and distribute the proceeds of such assets without seeking shareholder approval :

For	Against	Broker Non-Vote	Abstentions
86,660,714	27,264,687	7,283,561	3,749,605

AGENDA ITEM 3

To approve a proposed Agreement and Plan of Reorganization between the Trust, on behalf of its series, Florida Municipal Cash Trust and Money Market Obligations Trust, on behalf of its series, Florida Municipal Cash Trust:

For	Against	Broker Non-Vote	Abstentions
110,420,949	3,757,774	7,283,561	3,496,283

Portfolio of Investments

APRIL 30, 2000 (UNAUDITED)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.8%[1]
		Alabama--1.6%
$3,000,000		Hoover, AL, Board of Education, Series 1999A, 3.80% BANs, 8/1/2000	$3,000,000
1,900,000		Selma, AL, IDB, Annual Tender PCR Refunding Bonds, Series 1993B, 4.30% TOBs (International Paper Co.), Optional Tender 7/15/2000	1,898,594

		TOTAL	4,898,594

		Arizona--3.4%
10,000,000		Maricopa County, AZ, IDA, Las Gardenias Apartments, Series 2000, 5.22% TOBs (Bayerische Landesbank Girozentrale) 3/1/2001	10,000,000

		Arkansas--0.7%
2,000,000		Hope, AR, Solid Waste Disposal Revenue Bonds, Series 1994, 4.65% CP (Temple-Inland Forest Products Corp.)/(Temple-Inland, Inc. GTD), Mandatory Tender 5/17/2000	2,000,000

		Colorado--0.2%
615,000		Denver (City & County), CO, SFM, Roaring Fork, Series 1999-4, Weekly VRDNs (GNMA COL)/(Bank of New York, New York LIQ)	615,000

		Florida--71.5%
8,000,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Florida Non-AMT), Series 1999-11, 4.10% TOBs (Tampa Bay Water Utility System, FL)/(FGIC INS)/(ABN AMRO Bank N.V., Amsterdam LIQ), Optional Tender 7/19/2000	8,000,000
4,000,000		Alachua County, FL, IDRB's, Series 1997, Weekly VRDNs (Florida Rock Industries, Inc.)/(Bank of America, N.A. LOC)	4,000,000
550,000		Brevard County, FL, Series 1997, Weekly VRDNs (Greywater Investments)/(Huntington National Bank, Columbus, OH LOC)	550,000
1,130,000		Broward County, FL, IDRB, Series 1993, Weekly VRDNs (American Whirlpool Products Corp. Project)/(SunTrust Bank, Central Florida)	1,130,000
1,000,000		Broward County, FL, IDRBs, Series 1997, Weekly VRDNs (Fast Real Estate Partners, Ltd.)/(SunTrust Bank, Central Florida LOC)	1,000,000
9,995,000		Clay County, FL, HFA, Variable Rate Certificates, Series 1999O, Weekly VRDNs (GNMA COL)/(Bank of America, N.A. LIQ)	9,995,000
60,905,000		Clipper, FL, Tax-Exempt Certificates Trust (Florida AMT) Series 1999-5, Weekly VRDNs (State Street Bank and Trust Co. LIQ)	60,905,000
1,795,000		Coral Springs, FL, Series 1996, Weekly VRDNs (Royal Plastics Group Ltd.)/(SunTrust Bank, Atlanta LOC)	1,795,000
3,520,000		Dade County, FL, IDA Weekly VRDNs (Futernick Associates, Inc.)/(First Union National Bank, Charlotte, NC LOC)	3,520,000
2,000,000		Dade County, FL, IDA, IDRB's, Series 1996A, Weekly VRDNs (U.S. Holdings, Inc.)/(First Union National Bank, Charlotte, NC LOC)	2,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Florida--continued
$1,130,000		Escambia County, FL, HFA, PA-129 Weekly VRDNs (GNMA COL)/(Merrill Lynch Capital Services, Inc. LIQ)	$1,130,000
9,220,000		Escambia County, FL, HFA, Variable Rate Certificates, Series 1997E, Weekly VRDNs (GNMA COL)/(Bank of America, N.A. LIQ)	9,220,000
1,400,000		Florida HFA, Series 1989 E, Weekly VRDNs (Fairmont Oaks Project)/(Comerica Bank LOC)	1,400,000
4,240,000		Florida HFA, Homeowner Mortgage Revenue Bonds PT-88, Series 1996-3, Weekly VRDNs (Banco Santander Central Hispano, S.A. LIQ)	4,240,000
1,600,000		Florida HFA, Multifamily Housing Revenue Bonds, 1985 Series SS, Weekly VRDNs (Woodlands Apartments)/(Northern Trust Co., Chicago, IL LOC)	1,600,000
6,570,000		Florida HFA, Multifamily Housing Revenue Bonds, 1995 Series M, Weekly VRDNs (Bainbridge Club Apartments Project)/(FNMA LOC)	6,570,000
4,395,000		Florida HFA, Trust Receipts, Series 1998 FRN-12, Weekly VRDNs (MBIA INS)/(Bank of New York, New York LIQ)	4,395,000
5,505,000		Florida Housing Finance Corp., MERLOTS, Series 1998 B, Weekly VRDNs (MBIA INS)/(First Union National Bank, Charlotte, NC LIQ)	5,505,000
4,100,000		Greater Orlando, FL, Aviation Authority, Adjustable Rate, Series 1997, 3.95% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 6/1/2000	4,100,000
3,000,000		Hillsborough County, FL, HFA, PT-259, Weekly VRDNs (GNMA COL)/(Credit Suisse First Boston LIQ)	3,000,000
5,000,000		Hillsborough County, FL, IDA Weekly VRDNs (Ringhager Equipment Co.)/(SunTrust Bank, Atlanta LOC)	5,000,000
1,000,000		Hillsborough County, FL, IDA, Series 1988, Weekly VRDNs (Florida Steel Corp.)/(Bank of America, N.A. LOC)	1,000,000
1,280,000		Hillsborough County, FL, IDA, IDRBs, Series 1996, Weekly VRDNs (VIGO Importing Company Project)/(Bank of America, N.A. LOC)	1,280,000
895,000		Hillsborough County, FL, IDA, Variable Rate Demand IRDBs, Series 1996, Weekly VRDNs (Trident Yacht Building Partnership Project)/(First Union National Bank, Charlotte, NC LOC)	895,000
3,900,000		Hillsborough County, FL, IDA, Variable Rate IDRBs, Series 1998, Weekly VRDNs (SIFCO Industries, Inc.)/(National City Bank, Ohio LOC)	3,900,000
2,400,000		Indian River County, FL, IDRBs, Series 1997, Weekly VRDNs (Ocean Spray Cranberries, Inc.)/(Wachovia Bank of NC, N.A. LOC)	2,400,000
6,500,000		Jacksonville, FL, IDA, Series 1996, Weekly VRDNs (Portion PAC, Inc.)/(Heinz (H.J.) Co. GTD)	6,500,000
400,000		Jacksonville, FL, Weekly VRDNs (Metal Sales)/(National City Bank, Kentucky LOC)	400,000
3,200,000		Lee County, FL, IDA, IDRB, Series 1994, Weekly VRDNs (Baader North America Corp.)/(Deutsche Bank AG LOC)	3,200,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Florida--continued
$1,500,000		Lynn Haven, FL, Series 1998A, Weekly VRDNs (Merrick Industries, Inc.)/(Regions Bank, Alabama LOC)	$1,500,000
5,300,000		Manatee County, FL, Series 1998A, Project B, Weekly VRDNs (CFI Manufacturing, Inc. Project)/(Huntington National Bank, Columbus, OH LOC)	5,300,000
2,520,000		Manatee County, FL, Variable/Fixed Rate IDRBs, Series 1998, Weekly VRDNs (Mader Electric, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	2,520,000
2,400,000		Martin County, FL, IDA, Tender Industrial Revenue Bonds, Series 1986, Weekly VRDNs (Tampa Farm Service, Inc. Project)/(SunTrust Bank, Central Florida LOC)	2,400,000
1,500,000		Okeechobee County, FL, Series 1992, Weekly VRDNs (Chambers Waste Systems)/(Morgan Guaranty Trust Co., New York LOC)	1,500,000
2,775,000		Orange County, FL, HFA, Series 1999A-3, 3.40% TOBs, Mandatory Tender 6/1/2000	2,775,000
5,000,000		Orange County, FL, HFA, Series 1998 D, Weekly VRDNs (Falcon Trace Apartments)/(Amsouth Bank N.A., Birmingham LOC)	5,000,000
13,400,000		Osceola County, FL, HFA, Multifamily Housing Revenue Bonds, Series 1998A, Weekly VRDNs (Arrow Ridge Apartment)/(Amsouth Bank N.A., Birmingham LOC)	13,400,000
250,000		Pinellas County Industry Council, FL, Weekly VRDNs (Loulourgas Properties)/(First Union National Bank, Charlotte, NC LOC)	250,000
3,500,000		Pinellas County Industry Council, FL, IDRB, Series 1994, Weekly VRDNs (Genca Corporation Project)/(PNC Bank, N.A. LOC)	3,500,000
2,158,000		Pinellas County Industry Council, FL, IDRB, Series 1995, Weekly VRDNs (ATR International Inc., Project)/(First Union National Bank, Charlotte, NC LOC)	2,158,000
1,805,000		Pinellas County Industry Council, FL, Variable/Fixed Rate Development Revenue Bonds, Series 1997, Weekly VRDNs (Boyd Industries, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	1,805,000
3,000,000		Polk County, FL, IDA, Series 1999, Weekly VRDNs (Norman Family Partnership)/(Huntington National Bank, Columbus, OH LOC)	3,000,000
1,590,000		St. Petersburg, FL, HFA Weekly VRDNs (Florida Blood Services, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	1,590,000
900,000		Sumter County, FL, IDA Weekly VRDNs (Great Southern Wood Preserving Co.)/(SouthTrust Bank of Alabama, Birmingham LOC)	900,000
3,300,000		Tamarac, FL, IDRB, Series 1995, Weekly VRDNs (Arch Aluminum & Glass Co., Inc. Project)/(Mellon Bank N.A., Pittsburgh LOC)	3,300,000
1,350,000		Volusia County, FL, IDA Weekly VRDNs (Crane Cams)/(Deutsche Bank AG LOC)	1,350,000
2,500,000		Wakulla County, FL, IDA Weekly VRDNs (Winco Utilities, Inc. Project)/(Bank of America, N.A. LOC)	2,500,000

		TOTAL	213,378,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Georgia--0.3%
$775,000		Crisp County, GA, Development Authority, Series B, 4.35% TOBs (Masonite Corp.)/(International Paper Co. GTD), Optional Tender 9/1/2000	$775,000

		Hawaii--1.3%
4,000,000		Honolulu, HI, City & County, Series 1999, Block J, 5.31% TOBs (Bayerische Landesbank Girozentrale), Mandatory Tender 12/1/2000	4,000,000

		Indiana--1.3%
1,500,000		Poseyville, IN, Series 1998 B, Weekly VRDNs (North America Green, Inc)/(Harris Trust & Savings Bank, Chicago LOC)	1,500,000
2,500,000		Poseyville, IN, Series 1998-A, Weekly VRDNs (North America Green, Inc)/(Harris Trust & Savings Bank, Chicago LOC)	2,500,000

		TOTAL	4,000,000

		Louisiana--0.8%
2,500,000		New Orleans, LA, IDB Weekly VRDNs (Home Furnishings Store)/(Bank One, Louisiana LOC)	2,500,000

		Maryland--0.8%
1,000,000		Anne Arundel County, MD, EDRB, Series 1996, Weekly VRDNs (Atlas Container Corp. Project)/(Mellon Bank N.A., Pittsburgh LOC)	1,000,000
1,225,000		Maryland State Energy Financing Administration, Limited Obligation Variable Rate Demand Revenue Bonds, Series 1996, Weekly VRDNs (Keywell L.L.C.)/(Bank of America, N.A. LOC)	1,225,000
200,000		Wicomico County, MD, EDRB, Series 1994, Weekly VRDNs (Field Container Co. L.P.)/(Northern Trust Co., Chicago, IL LOC)	200,000

		TOTAL	2,425,000

		Multistate--7.3%
17,000,000		Charter Mac Floater Certificates Trust I, (First Tranche) Weekly VRDNs (MBIA INS)/(Bayerische Landesbank Girozentrale, Credit Communal de Belgique, Brussels and Toronto Dominion Bank LIQs)	17,000,000
4,786,000		Clipper Tax-Exempt Certificates Trust (AMT Multistate), Series A, Weekly VRDNs (State Street Bank and Trust Co. LIQ)	4,786,000

		TOTAL	21,786,000

		Oklahoma--1.0%
3,100,000		Cleveland County, OK, Home Loan Authority, Tecumseh Pointe Apartments, 5.40% TOBs (HSBC Bank USA) 3/1/2001	3,100,000

		Pennsylvania--0.7%
2,000,000		Clinton County, PA, IDA, Solid Waste Disposal Revenue Bonds, Series 1992A, 4.70% TOBs (International Paper Co.), Optional Tender 1/15/2001	2,000,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Texas--3.7%
$2,500,000		Angelina and Neches River Authority, TX, Solid Waste Disposal Revenue Bonds, Series 1993, 4.65% CP (Temple-Eastex, Inc.)/(Temple-Inland, Inc. GTD), Mandatory Tender 5/12/2000	$2,500,000
8,500,000		Brazos River Authority, TX, Series 1999C, Weekly VRDNs (TXU Electric Co.)/(Bank of New York, New York LOC)	8,500,000

		TOTAL	11,000,000

		Wisconsin--5.2%
4,800,000		Chippewa Falls, WI, Unified School District, 4.25% TRANs, 9/29/2000	4,805,893
4,200,000		La Crosse, WI, School District, 4.40% TRANs, 9/28/2000	4,207,495
3,500,000		Lodi, WI School District, 4.20% TRANs, 10/30/2000	3,505,354
3,100,000		Neenah, WI Joint School District, 4.02% TRANs, 8/30/2000	3,100,692

		TOTAL	15,619,434

		TOTAL INVESTMENTS (AT AMORTIZED COST)[3]	$298,097,028

Securities that are subject to alternative minimum tax represents 84.2% of the portfolio based upon total portfolio market value.

1 The fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2000, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid upon criteria approved by the fund's Board of Trustees. At April 30, 2000, these securities amounted to $8,000,000 which represents 2.7% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($298,570,083) at April 30, 2000.

The following acronyms are used throughout this portfolio:

AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDRB	--Economic Development Revenue Bonds
FGIC	--Financial Guaranty Insurance Company
FNMA	--Federal National Mortgage Association
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRB	--Industrial Development Revenue Bond
INS	--Insured
IRDB	--Industrial Revenue Development Bond
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PAC	--Planned Amortization Class
PCR	--Pollution Control Revenue
SFM	--Single Family Mortgage
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

APRIL 30, 2000 (UNAUDITED)

Assets:
Total investments in securities, at amortized cost and value		$298,097,028
Cash		255,024
Income receivable		1,532,354
Receivable for shares sold		84

TOTAL ASSETS		299,884,490

Liabilities:
Payable for shares redeemed	$43,402
Income distribution payable	943,004
Accrued expenses	328,001

TOTAL LIABILITIES		1,314,407

Net assets for 298,570,083 shares outstanding		$298,570,083

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$153,122,602 ÷ 153,122,602 shares outstanding		$1.00

Cash II Shares:
$145,447,481 ÷ 145,447,481 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED APRIL 30, 2000 (UNAUDITED)

Investment Income:
Interest			$10,153,425

Expenses:
Investment adviser fee		$1,045,028
Administrative personnel and services fee		196,779
Custodian fees		20,847
Transfer and dividend disbursing agent fees and expenses		149,069
Directors'/Trustees' fees		2,412
Auditing fees		14,659
Legal fees		6,066
Portfolio accounting fees		75,036
Distribution services fee--Cash II Shares		440,890
Shareholder services fee--Institutional Shares		212,252
Shareholder services fee--Cash II Shares		440,890
Share registration costs		32,274
Printing and postage		23,026
Insurance premiums		39,915
Miscellaneous		10,169

TOTAL EXPENSES		2,709,312

Waivers:
Waiver of investment adviser fee	$(558,756)
Waiver of distribution services fee--Cash II Shares	(88,178)
Waiver of shareholder services fee--Institutional Shares	(50,941)

TOTAL WAIVERS		(697,875)

Net expenses			2,011,437

Net investment income			$8,141,988

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) April 30, 2000	Year Ended October 31, 1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$8,141,988	$7,416,155

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(2,807,002)	(4,318,011)
Cash II Shares	(5,334,986)	(3,098,144)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(8,141,988)	(7,416,155)

Share Transactions:
Proceeds from sale of shares	1,256,306,691	1,426,334,652
Net asset value of shares issued to shareholders in payment of distributions declared	1,260,625	1,899,046
Cost of shares redeemed	(1,312,764,293)	(1,303,499,628)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(55,196,977)	124,734,070

Change in net assets	(55,196,977)	124,734,070

Net Assets:
Beginning of period	353,767,060	229,032,990

End of period	$298,570,083	$353,767,060

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited) April 30,	Year Ended October 31,
	2000	1999	1998	1997	1996	1995
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income From Investment Operations:
Net investment income	0.02	0.03	0.03	0.03	0.03	0.04
Less Distributions:
Distributions from net investment income	(0.02)	(0.03)	(0.03)	(0.03)	(0.03)	(0.04)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[1]	1.66%	2.79%	3.09%	3.20%	3.20%	3.60%

Ratios to Average Net Assets:

Expenses	0.60%[2]	0.58%	0.58%	0.54%	0.49%	0.45%

Net investment income	3.31%[2]	2.76%	2.96%	3.15%	3.17%	3.58%

Expense waiver/reimbursement[3]	0.27%[2]	0.27%	0.19%	0.25%	0.34%	0.42%

Supplemental Data:

Net assets, end of period (000 omitted)	$153,123	$136,841	$157,194	$479,860	$500,993	$153,347

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Cash II Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited) April 30,	Year Ended October 31,
	2000	1999	1998	1997	1996 [1]
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income From Investment Operations:
Net investment income	0.02	0.02	0.03	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.02)	(0.02)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[2]	1.52%	2.53%	2.83%	2.94%	2.80%

Ratios to Average Net Assets:

Expenses	0.85%[3]	0.86%	0.85%	0.80%	0.65%[3]

Net investment income	3.03%[3]	2.52%	2.83%	2.88%	3.07%[3]

Expense waiver/reimbursement[4]	0.26%[3]	0.24%	0.19%	0.24%	0.44%[3]

Supplemental Data:

Net assets, end of period (000 omitted)	$145,447	$216,926	$71,839	$62,756	$31,824

1 Reflects operations for the period from November 27, 1995 (date of initial public investment) to October 31, 1996.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

APRIL 30, 2000 (UNAUDITED)

ORGANIZATION

Effective February 1, 2000, Florida Municipal Cash Trust (the "Fund") became a portfolio of the Money Market Obligations Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the " Act"), as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of the Fund. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Cash II Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax consistent with stability of principal and liquidity and to maintain an investment portfolio that will cause its shares to be exempt from the Florida state intangibles tax.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the " Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At April 30, 2000, capital paid-in aggregated $298,570,083.

Transactions in shares were as follows:

	Six Months Ended April 30, 2000	Year Ended October 31, 1999
Institutional Shares:
Shares sold	558,394,032	669,367,832
Shares issued to shareholders in payment of distributions declared	1,131,903	1,698,610
Shares redeemed	(543,244,654)	(691,418,704)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	16,281,281	(20,352,262)

	Six Months Ended April 30, 2000	Year Ended October 31, 1999
Cash II Shares:
Shares sold	697,912,659	756,966,820
Shares issued to shareholders in payment of distributions declared	128,722	200,436
Shares redeemed	(769,519,639)	(612,080,924)

NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(71,478,258)	145,086,332

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(55,196,977)	124,734,070

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment Adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Shares and Class II Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class	Percentage of Average Daily Net Assets of Class
Institutional Shares	0.25%
Class II Shares	0.25%

The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

For the period ended April 30, 2000, the Fund's Institutional Shares did not incur a distribution services fee.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the period ended April 30, 2000, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act and amounted to $1,017,756,594 and $978,825,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2000, 50.3% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 9.0% of total investments.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

SEMI-ANNUAL REPORT

Florida Municipal Cash Trust

SEMI-ANNUAL REPORT TO SHAREHOLDERS

APRIL 30, 2000

Federated
Florida Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 60934N336
Cusip 60934N344

G00827-02 (6/00)

Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders of Georgia Municipal Cash Trust, a portfolio of Money Market Obligations Trust, which covers the six-month period from November 1, 1999 through April 30, 2000. The report begins with a discussion with the fund's portfolio manager, followed by a complete listing of the fund's holdings and its financial statements.

The fund is a convenient way to keep your ready cash pursuing double tax-free income--free from federal regular income tax and Georgia income tax1--through a portfolio concentrated in high-quality, short-term Georgia municipal securities. At the end of the reporting period, the fund's holdings were diversified among securities that use municipal bond financing for projects as varied as health care, housing, community development and transportation.

This double tax-free advantage means you have the opportunity to earn a greater after-tax yield than you could in a comparable high-quality taxable investment. Of course, the fund also brings you the added benefits of daily liquidity and stability of principal.2

During the reporting period, the fund paid double tax-free dividends totaling $0.02 per share. The fund's net assets reached approximately $201.8 million at the end of the reporting period.

Thank you for relying on Georgia Municipal Cash Trust to help your ready cash earn income every day. As always, we will continue to provide you with the highest level of professional service. We invite your questions or comments.

Sincerely,

John Christopher Donahue

J. Christopher Donahue
President
June 15, 2000

1 Income may be subject to the federal alternative minimum tax.

2 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Review

An interview with the fund's portfolio manager, Jeff A. Kozemchak, CFA, Senior Vice President and Senior Portfolio Manager, Federated Investment Management Company.

What is your review of the economy and the interest rate environment over the six-month reporting period?

Continued strong economic growth in the face of a series of Federal Reserve Board (the "Fed") interest rate increases characterized the reporting period. Gross Domestic Product ("GDP") growth in the third and fourth quarters of 1999 was 5.7% and 7.3%, respectively. This robust growth continued into the first quarter of 2000, with preliminary GDP reported as 5.4%. This marked the first time in 15 years that real GDP growth for three consecutive quarters has averaged over 6.0%. Clearly, this rate of growth exceeded widely accepted measures of the non-inflationary potential of the economy. The consumer continued to drive economic activity. Retail sales were strong and ended the reporting period with a 10.3% year-over-year increase. Labor markets remained tight. The average monthly increase in non-farm payrolls during the reporting period was $278,000 and the unemployment rate ended the reporting period at 4.1%, near the 29-year low set in January 2000.

Benign inflation measures through much of the reporting period served to offset the strong economic growth. Surging energy prices resulted in increases in the Producer Price Index ("PPI"), particularly in the first quarter of 2000. However, the core PPI rate was flat to negative for much of the reporting period. Additionally, productivity gains continued to be a factor in dampening the impact of tightness in the labor markets and creeping wage pressures. However, as the reporting period ended and first quarter inflation data emerged, signs of inflationary pressures appeared to be building. The Personal Consumption Expenditure Price Index, a measure watched closely by the Fed, rose at a 3.2% rate in the first quarter of 2000. This was the largest increase since 1994. The Employment Cost Index, a closely watched measure of wage and benefit costs, increased by 4.1%. This was the largest increase since 1991. In addition, the core Consumer Price Index increased by 0.4% in April, well above the 0.2% expe cted.

During the reporting period, interest rates generally rose across the yield curve as the market built in expectations that the Fed would need to tighten monetary policy. And, in fact, the Fed did incrementally increase the federal funds target rate by 25 basis points on three separate occasions. The federal funds target rate ended the reporting period at 6.0%. Short-term market interest rates, in turn, reflected the robust economic conditions and expectations regarding Fed policy.

In addition to economic fundamentals, short-term municipal securities were strongly influenced by technical factors over the reporting period, notably calendar year-end and income tax payment season. Variable rate demand notes (VRDNs), which comprise more than 50% of the fund's investments, started the reporting period in the 3.3% range, but moved sharply higher in December as supply and demand imbalances occurred, peaking late in the month at 5.4%. Yields then declined 150 basis points in January, as coupon payments reinvested and year-end selling pressures eased. VRDN levels averaged a little over 3.6% during February and March before rising to the 5.0% range in April due to traditional tax season selling pressures. Over the six-month reporting period, VRDN yields averaged roughly 67% of taxable rates making them attractive for investors in the highest two federal tax brackets.

What were your strategies for the fund during the reporting period?

The supply of fixed-rate notes continued to be very light over the reporting period, as Year 2000 effects hampered issuance at the end of the year. Also, new issuance of fixed-rate notes in the first quarter was traditionally low. Municipalities continued to benefit from record tax collection--property, sales, and income--and the need to issue short-term borrowings dropped significantly over the past several years as the economy boomed. With this supply backdrop, expensive one-year note yields (lower than fair value), and the Fed increasing interest rates, we decided to let the fund's average maturity roll inward (shorter) over the reporting period. We continue to emphasize a barbelled structure for the portfolio, combining a significant position in 7-day VRDNs and commercial paper equivalents with timely purchases of attractively priced fixed-rate notes with maturities between 6 and 12 months. This decision left the fund highly responsive to interest rate changes and allowed us to take full advantage of add itional Fed interest rate moves.

Looking through 2000, what is your outlook for short-term rates?

It is reasonable to expect further rate increases as the Fed puts its anti-inflation efforts into action and attempts to slow the economy and consumer spending. Over the next several months, the Fed will be paying particular attention to stock market behavior, consumer confidence, employment data, and retail sales. The Fed is looking for the demand side to slow along with consumer confidence. A weak stock market could help temper the amount of needed rate increases as the consumer is likely to slow spending if a bear market in stocks continues. Inflation data will be closely watched as we appear to be close to the late stages of the classic business cycle. We will continue to watch, with great interest, market developments in order to best serve our municipal clients.

Last Meeting of Shareholders

A Special Meeting of shareholders of Federated Municipal Trust (the "Trust") was held on November 19, 1999. The following items were submitted to shareholders for approval. The meeting was adjourned to December 17, 1999, where the following items were approved as follows:

AGENDA ITEM 1

To elect Trustees:1

	For	Withheld Authority To Vote
Nicholas P. Constantakis	407,462,013	2,947,468
John F. Cunningham	407,485,347	2,924,134
J. Christopher Donahue	407,457,175	2,952,306
Charles F. Mansfield, Jr.	407,495,300	2,914,181
John S. Walsh	407,431,265	2,978,216

1 The following Trustees continued their terms as Trustees of the Trust: John F. Donahue, Thomas G. Bigley, John T. Conroy, Jr., Lawrence D. Ellis, M.D., Peter E. Madden, John E. Murray, Jr., J.D., S.J.D. and Marjorie P. Smuts.

The December 17, 1999 meeting was then adjourned to January 14, 2000, where all items were passed as follows:

AGENDA ITEM 2

(a) To approve an amendment to and restatement of the Trust's Declaration of Trust to require the approval by a majority of the outstanding voting shares in the event of the sale and conveyance of the assets of the Trust to another trust or corporation:

For	Against	Broker Non-Vote	Abstentions
115,156,807	1,396,835	8,139,234	4,018,291

(b) To approve an amendment to and restatement of the Trust's Declaration of Trust to permit the Board of Trustees to liquidate assets of the Trust, or of its series or classes, and distribute the proceeds of such assets without seeking shareholder approval :

For	Against	Broker Non-Vote	Abstentions
88,221,169	28,332,473	8,139,234	4,018,291

AGENDA ITEM 3

To approve a proposed Agreement and Plan of Reorganization between the Trust, on behalf of its series, Georgia Municipal Cash Trust and Money Market Obligations Trust, on behalf of its series, Georgia Municipal Cash Trust:

For	Against	Broker Non-Vote	Abstentions
103,705,201	12,773,481	8,139,234	4,093,251

Portfolio of Investments

APRIL 30, 2000 (UNAUDITED)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.0%[1]
		Georgia--99.0%
$5,300,000		Athens-Clarke County, GA, IDA, Series 1988, 4.00% CP (Rhone Merieux, Inc. Project)/(Societe Generale, Paris LOC), Mandatory Tender 7/25/2000	$5,300,000
1,300,000		Athens-Clarke County, GA, IDA, Series 1997, Weekly VRDNs (Armagh Capital Resource, LLC)/(Wachovia Bank of NC, N.A. LOC)	1,300,000
2,700,000		Atlanta, GA, Airport Facilities Refunding Revenue Bonds, 5.50% Bonds (AMBAC INS), 1/1/2001	2,726,175
1,500,000		Atlanta, GA, Urban Residential Finance Authority, Multifamily Housing Revenue Bonds, Series 1995, Weekly VRDNs (West End Housing Development Project)/(First Union National Bank, Charlotte, NC LOC)	1,500,000
4,495,000		Bartow County School District, GA, Series 2000, 4.50% TANs, 12/29/2000	4,495,000
3,650,000		Brunswick, GA, Housing Authority, Series S93, Weekly VRDNs (Island Square Apartments)/(Columbus Bank and Trust Co., GA LOC)	3,650,000
3,000,000		Burke County, GA, Development Authority, PCRBs, Series 1998A, 3.90% CP (Oglethorpe Power Corp. Vogtle Project)/(AMBAC INS)/(Rabobank Nederland, Utrecht LIQ), Mandatory Tender 5/18/2000	3,000,000
1,075,000		Cherokee County, GA, Development Authority, IDRB Weekly VRDNs (Morrison Products, GA)/(KeyBank, N.A. LOC)	1,075,000
10,500,000		Clayton County, GA, Housing Authority, Series 2000, Villages at Lake Ridge Apartments, Weekly VRDNs (Timber Mills Partners, LP)/(Amsouth Bank N.A., Birmingham LOC)	10,500,000
550,000		Clayton County, GA, Housing Authority, Refunding Revenue Bonds, Series 1992, Weekly VRDNs (Oxford Townhomes)/(Amsouth Bank N.A., Birmingham LOC)	550,000
975,000		Cobb County, GA, IDA Weekly VRDNs (Atlanta RDC Co.)/(First Union National Bank, Charlotte, NC LOC)	975,000
1,400,000		Cobb County, GA, IDA, IDRB, Series 1995, Weekly VRDNs (Consolidated Engineering Company, Inc. Project)/(Bank of America, N.A. LOC)	1,400,000
670,000		Columbia County, GA, Development Authority, Series 1991, Weekly VRDNs (Augusta Sportswear, Inc.)/(Wachovia Bank of NC, N.A. LOC)	670,000
6,000,000		Crisp County, GA, Development Authority, Series B, 4.35% TOBs (Masonite Corp.)/(International Paper Co. GTD), Optional Tender 9/1/2000	6,000,000
8,795,000		Crisp County, GA, Solid Waste Management Authority, Series 1998, Weekly VRDNs (FSA INS)/(First Union National Bank, Charlotte, NC LIQ)	8,795,000
1,250,000		De Kalb County, GA, Development Authority Weekly VRDNs (Rock-Tenn Company, Inc. Project)/(SunTrust Bank, Atlanta LOC)	1,250,000
1,165,000		De Kalb County, GA, Development Authority, Series 1992, Weekly VRDNs (House of Cheatham, Inc. Project)/(Bank of America, N.A. LOC)	1,165,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Georgia--continued
$600,000		De Kalb County, GA, Development Authority, Series 1993, Weekly VRDNs (Pet, Inc.)/(PNC Bank, N.A. LOC)	$600,000
2,300,000		De Kalb County, GA, Development Authority, Series 1995, Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank, Atlanta LOC)	2,300,000
1,140,000		De Kalb County, GA, Development Authority, Series 1996, Weekly VRDNs (DeKalb Steel, Inc.)/(SouthTrust Bank of Georgia, Atlanta LOC)	1,140,000
6,600,000		De Kalb County, GA, Multifamily Housing Authority, (Robins Landing Project) Series 1999, Weekly VRDNs (Glenwood Drive Partners, Ltd.)/(Bank of America, N.A. LOC)	6,600,000
4,000,000		De Kalb County, GA, Multifamily Housing Authority, Multifamily Housing Revenue Bonds, Series 1996, Weekly VRDNs (Bryton Hill Apartments)/(PNC Bank, N.A. LOC)	4,000,000
1,000,000		De Kalb County, GA, Water & Sewer, 7.00% Bonds (United States Treasury PRF), 10/1/2000 (@102)	1,032,766
4,000,000		De Kalb County, GA, Water & Sewer, 7.00% Bonds (United States Treasury PRF), 10/1/2000 (@102)	4,132,391
5,000,000		Doughery County, GA, School System, 4.74% TANs, 12/29/2000	5,007,648
2,700,000		Douglas County, GA, Development Authority, Series 1997, Weekly VRDNs (Austral Insulated Products, Inc.)/(Regions Bank, Alabama LOC)	2,700,000
740,000		Douglas County, GA, Development Authority, Series 1997, Weekly VRDNs (Paul B. Goble)/(Wachovia Bank of NC, N.A. LOC)	740,000
5,585,000		Douglas County, GA, Development Authority, Series 1998A, Weekly VRDNs (Heritage Bag)/(Wachovia Bank of NC, N.A. LOC)	5,585,000
1,215,000		Douglas County, GA, School District, 5.00% Bonds, 1/1/2001	1,220,904
5,000,000		Forsythe County, GA, Development Authority, IDRB, Series 1995, Weekly VRDNs (American BOA, Inc. Project)/(Dresdner Bank AG, Frankfurt LOC)	5,000,000
1,660,000		Fulton County, GA, Housing Authority, Series 1996, Weekly VRDNs (Saratoga Apartments Project)/(SouthTrust Bank of Alabama, Birmingham LOC)	1,660,000
4,500,000		Fulton County, GA, Housing Authority, Series 1999, Weekly VRDNs (Walton Falls Apartments)/(Wachovia Bank of NC, N.A. LOC)	4,500,000
2,200,000		Fulton County, GA, IDA Weekly VRDNs (Automatic Data Processing, Inc.)	2,200,000
2,160,000		Fulton County, GA, IDA Weekly VRDNs (C.K.S. Packaging, Inc.)/(SouthTrust Bank of Georgia, Atlanta LOC)	2,160,000
1,700,000		Fulton County, GA, IDA, Series 1997, Weekly VRDNs (In-Store Media Corp.)/(SunTrust Bank, Atlanta LOC)	1,700,000
2,800,000		Gainesville, GA, Redevelopment Authority, Downtown Developments, Ltd., Series 1987, Weekly VRDNs (Downtown Developments, Ltd.)/(Regions Bank, Alabama LOC)	2,800,000
2,360,000		Gainesville, GA, Redevelopment Authority, IDRB, Series 1986, Weekly VRDNs (Hotel of Gainesville Associates Project)/(Regions Bank, Alabama LOC)	2,360,000
1,700,000		Georgia Port Authority, Series 1996A, Weekly VRDNs (Colonel's Island Terminal)/(SunTrust Bank, Atlanta LOC)	1,700,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Georgia--continued
$1,100,000		Georgia State, PUTTERs, Series 128, Weekly VRDNs (J.P. Morgan & Co., Inc. LIQ)	$1,100,000
1,500,000		Georgia State, UT GO, 5.75% Bonds, 7/1/2000	1,505,108
2,805,000		Gwinnett County, GA, IDA, Series 1996, Weekly VRDNs (Sidel, Inc. Project)/(Bank of America, N.A. LOC)	2,805,000
630,000		Gwinnett County, GA, IDA, Series 1997, Weekly VRDNs (Virgil R. Williams, Jr.)/(Wachovia Bank of NC, N.A. LOC)	630,000
2,200,000		Gwinnett County, GA, IDA, Series 1998, Weekly VRDNs (Pace Manufacturing, Inc.)/(Amsouth Bank N.A., Birmingham LOC)	2,200,000
3,000,000		Gwinnett County, GA, IDA, Series 2000, Weekly VRDNs (Maltese Signs, Inc.)/(SunTrust Bank, Atlanta LOC)	3,000,000
5,000,000	[2]	Gwinnett County, GA, Water and Sewer Authority, (PT-1169), 3.62% TOBs (Gwinnett County, GA)/(Merrill Lynch Capital Services, Inc. LIQ), Optional Tender 7/20/2000	5,000,000
1,500,000		Hart County, GA, IDA, Revenue Bonds, Series 1996, Weekly VRDNs (Rock-Tenn Converting Co. Project)/(SunTrust Bank, Atlanta LOC)	1,500,000
6,750,000		Jackson County, GA, IDA, Series 1996, Weekly VRDNs (Buhler Quality Yarns Corp. Project)/(UBS AG LOC)	6,750,000
1,150,000		Jackson County, GA, IDA, Series 1997, Weekly VRDNs (Mullett Co.)/(Wachovia Bank of NC, N.A. LOC)	1,150,000
900,000		Jefferson, GA, Development Authority, Series 1997, Weekly VRDNs (Ringwood Containers, L.P.)/(Wachovia Bank of NC, N.A. LOC)	900,000
3,110,000		LaGrange, GA, Multifamily Housing Authority Revenue Bonds, 4.65% TOBs (Lee's Crossing Project Phase II)/(Columbus Bank and Trust Co., GA LOC), Optional Tender 5/1/2000	3,110,000
2,930,000		LaGrange, GA, Multifamily Housing Authority Revenue Bonds, 4.65% TOBs (Lee's Crossing Project Phase I)/(Columbus Bank and Trust Co., GA LOC), Optional Tender 5/1/2000	2,930,000
3,630,000		LaGrange, GA, Multifamily Housing Authority Refunding Revenue Bonds, Series 1997, Weekly VRDNs (Greenwood Park)/(Columbus Bank and Trust Co., GA LOC)	3,630,000
3,465,000		LaGrange, GA, Multifamily Housing Authority Refunding Revenue Bonds, Series 1997, Weekly VRDNs (Meadow Terrace)/(Columbus Bank and Trust Co., GA LOC)	3,465,000
7,770,000		Marietta, GA, Multifamily Housing Authority Revenue Bonds, Series 1995, Weekly VRDNs (Chalet Apartments Project)/(General Electric Capital Corp. LOC)	7,770,000
2,085,000		McDuffie County, GA, Development Authority Weekly VRDNs (Thomson Plastics)/(SouthTrust Bank of Alabama, Birmingham LOC)	2,085,000
2,000,000		McDuffie County, GA, Development Authority, Series 1998, 4.65% CP (Temple-Inland Forest Products Corp.)/(Temple-Inland, Inc. GTD), Mandatory Tender 5/15/2000	2,000,000
565,000		Milledgeville & Baldwin County, GA, Development Authority, Series 1997, Weekly VRDNs (Oconee Area Properties, Inc.)/(Wachovia Bank of NC, N.A. LOC)	565,000
4,457,000		Milledgeville & Baldwin County, GA, Development Authority, Series 2000, Weekly VRDNs (Vernay Manufacturing, Inc.)/(Firstar Bank, N.A., Cincinnati LOC)	4,457,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Georgia--continued
$2,500,000		Richmond County, GA, Development Authority, Series 1999, Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank, Atlanta LOC)	$2,500,000
2,700,000		Rockdale County, GA, Development Authority, Series 1995, Weekly VRDNs (Great Southern Wood Preserving Co.)/(SunTrust Bank, Central Florida LOC)	2,700,000
6,000,000		Rome-Floyd County, GA, Development Authority, Series 2000, Weekly VRDNs (VTI of Georgia)/(Norwest Bank Minnesota, N.A. LOC)	6,000,000
3,550,000		Savannah, GA, EDA, Series 1995A, Weekly VRDNs (Home Depot, Inc.)	3,550,000
2,950,000		Stephens County, GA, Development Authority, Series 1999, Weekly VRDNs (Toccoa Packaging, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	2,950,000
2,395,000		Upson County, GA, 4.55% TANs, 12/29/2000	2,395,749
4,100,000		Valdosta, GA, City Schools, Series 2000, 4.60% TANs, 12/29/2000	4,105,192
1,000,000		Wayne County, GA, IDA, Revenue Bonds, Series 1995, Weekly VRDNs (Harsco Corp.)/(Bank of America, N.A. LOC)	1,000,000
3,000,000		Whitfield County, GA, Development Authority Weekly VRDNs (Franklin Industries Inc., Project)/(Bank of America, N.A. LOC)	3,000,000
1,410,000		Whitfield County, GA, Development Authority, Series 1996, Weekly VRDNs (AMC International, Inc. Project)/(SouthTrust Bank of Alabama, Birmingham LOC)	1,410,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[3]	$199,652,933

Securities that are subject to alternative minimum tax represent 76.4% of the portfolio as calculated based upon total portfolio market value.

1 The fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2000, the portfolio securities were rated as follows:

Tier Rating Percentage Based on Total Market Value

First Tier	Second Tier
95.99%	4.01%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Trustees. At April 30, 2000, these securities amounted to $5,000,000 which represents 2.5% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($201,764,927) at April 30, 2000.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
CP	--Commercial Paper
EDA	--Economic Development Authority
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
IDA	--Industrial Development Authority
IDRB	--Industrial Development Revenue Bonds
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
PCRB	--Pollution Control Revenue Bonds
PRF	--Prerefunded
PUTTERs	--Putable Tax-Exempt Receipts
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

APRIL 30, 2000 (UNAUDITED)

Assets:
Total investments in securities, at amortized cost and value		$199,652,933
Cash		801,525
Income receivable		1,079,462
Receivable for shares sold		1,046,848
Deferred organizational costs		880

TOTAL ASSETS		202,581,648

Liabilities:
Income distribution payable	$777,042
Accrued expenses	39,679

TOTAL LIABILITIES		816,721

Net assets for 201,764,927 shares outstanding		$201,764,927

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$201,764,927 ÷ 201,764,927 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED APRIL 30, 2000 (UNAUDITED)

Investment Income:
Interest			$4,873,714

Expenses:
Investment adviser fee		$628,316
Administrative personnel and services fee		94,650
Custodian fees		6,060
Transfer and dividend disbursing agent fees and expenses		11,275
Directors'/Trustees' fees		946
Auditing fees		5,847
Legal fees		2,513
Portfolio accounting fees		30,003
Shareholder services fee		314,158
Share registration costs		11,262
Printing and postage		6,386
Insurance premiums		8,612
Miscellaneous		3,267

TOTAL EXPENSES		1,123,295

Waivers:
Waiver of investment adviser fee	$(432,147)
Waiver of shareholder services fee	(75,398)

TOTAL WAIVERS		(507,545)

Net expenses			615,750

Net investment income			$4,257,964

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) April 30, 2000	Year Ended October 31, 1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,257,964	$6,672,078

Distributions to Shareholders:
Distributions from net investment income	(4,257,964)	(6,672,078)

Share Transactions:
Proceeds from sale of shares	388,990,890	720,843,748
Net asset value of shares issued to shareholders in payment of distributions declared	1,567,545	3,573,586
Cost of shares redeemed	(455,925,837)	(625,382,790)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(65,367,402)	99,034,544

Change in net assets	(65,367,402)	99,034,544

Net Assets:
Beginning of period	267,132,329	168,097,785

End of period	$201,764,927	$267,132,329

See Notes which are an integral part of the Financial Statements

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited) April 30,	Year Ended October 31,
	2000	1999 [1]	1998	1997	1996	1995 [2]
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income From Investment Operations:
Net investment income	0.02	0.03	0.03	0.03	0.03	0.01
Less Distributions:
Distributions from net investment income	(0.02)	(0.03)	(0.03)	(0.03)	(0.03)	(0.01)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[3]	1.70%	2.94%	3.33%	3.38%	3.37%	0.73%

Ratios to Average Net Assets:

Expenses	0.49%[4]	0.49%	0.49%	0.49%	0.46%	0.25%[4]

Net investment income	3.39%[4]	2.90%	3.28%	3.33%	3.31%	3.81%[4]

Expense waiver/reimbursement[5]	0.40%[4]	0.42%	0.44%	0.43%	0.52%	0.75%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$201,765	$267,132	$168,098	$121,858	$122,940	$111,278

1 For the year ended October 31, 1999, the fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Reflects operations for the period from August 22, 1995 (date of initial public investment) to October 31, 1995.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

APRIL 30, 2000 (UNAUDITED)

ORGANIZATION

Effective February 1, 2000, Georgia Municipal Cash Trust (the "Fund") became a portfolio of the Money Market Obligations Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the " Act"), as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of the fund. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax and Georgia State income tax consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees ("Trustees" ). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At April 30, 2000, capital paid-in aggregated $201,764,927.

Transactions in shares were as follows:

	Six Months Ended April 30, 2000	Year Ended October 31, 1999
Shares sold	388,990,890	720,843,748
Shares issued to shareholders in payment of distributions declared	1,567,545	3,573,586
Shares redeemed	(455,925,837)	(625,382,790)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(65,367,402)	99,034,544

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment Adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Organizational Expenses

Organizational expenses of $13,648 were borne initially by Adviser. The Fund has reimbursed the Adviser for these expenses. These expenses have been deferred and are being amortized during the five-year period following the Fund's effective date.

Interfund Transactions

During the period ended April 30, 2000, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sales transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $284,935,000 and $364,265,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2000, 78.1% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 8.4% of total investments.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

EDWARD C. GONZALES

Executive Vice President

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

SEMI-ANNUAL REPORT

Georgia Municipal Cash Trust

SEMI-ANNUAL REPORT TO SHAREHOLDERS

APRIL 30, 2000

Federated
Georgia Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 60934N328

G01478-01 (6/00)

Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders of Massachusetts Municipal Cash Trust, a portfolio of Money Market Obligations Trust, which covers the six-month period from November 1, 1999 through April 30, 2000. The report begins with a discussion with the fund's portfolio manager, followed by a complete listing of the fund's holdings and its financial statements.

The fund is a convenient way to keep your ready cash pursuing double tax-free income--free from federal regular income tax and Massachusetts state income tax1--through a portfolio concentrated in high-quality, short-term Massachusetts municipal securities. At the end of the reporting period, the fund's holdings were diversified among securities that use municipal bond financing for projects as varied as health care, housing, community development and transportation.

This double tax-free advantage means you have the opportunity to earn a greater after-tax yield than you could in a comparable high-quality taxable investment. Of course, the fund also brings you the added benefits of daily liquidity and stability of principal.2

During the reporting period, the fund paid double tax-free dividends totaling $0.02 per share for both Institutional Shares and Boston 1784 Funds Shares.SM The fund's total net assets reached approximately $766.5 million.

Thank you for relying on Massachusetts Municipal Cash Trust to help your ready cash pursue tax-free income every day. As always, we will continue to provide you with the highest level of professional service. We invite your questions or comments.

Sincerely,

John Christopher Donahue

J. Christopher Donahue
President
June 15, 2000

1 Income may be subject to the federal alternative minimum tax.

2 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Review

An interview with the fund's portfolio manager, Mary Jo Ochson, Senior Vice President and Portfolio Manager, Federated Investment Management Company.

What is your review of the economy and the interest rate environment over the six-month reporting period?

Continued strong economic growth in the face of a series of Federal Reserve Board (the "Fed") interest rate increases characterized the reporting period. Gross Domestic Product ("GDP") growth in the third and fourth quarters of 1999 was 5.7% and 7.3%, respectively. This robust growth continued into the first quarter of 2000, with preliminary GDP reported as 5.4%. This marked the first time in 15 years that real GDP growth for three consecutive quarters has averaged over 6.0%. Clearly, this rate of growth exceed widely accepted measures of the non-inflationary potential of the economy. The consumer continued to drive economic activity. Retail sales were strong and ended the reporting period with a 10.3% year-over-year increase. Labor markets remained tight. The average monthly increase in non-farm payrolls during the reporting period was $278,000 and the unemployment rate ended the reporting period at 4.1%, near the 29-year low set in January 2000.

Benign inflation measures through much of the reporting period served to offset the strong economic growth. Surging energy prices resulted in increases in the Producer Price Index ("PPI"), particularly in the first quarter of 2000. However, the core PPI rate was flat-to-negative for much of the reporting period. Additionally, productivity gains continued to be a factor in dampening the impact of tightness in the labor markets and creeping wage pressures. However, as the reporting period ended and first quarter inflation data emerged, signs of inflationary pressures appeared to be building. The Personal Consumption Expenditure Price Index, a measure watched closely by the Fed, rose at a 3.2% rate in the first quarter of 2000. This was the largest increase since 1994. The Employment Cost Index, a closely watched measure of wage and benefit costs, increased by 4.1%. This was the largest increase since 1991. In addition, the Core Consumer Price Index increased by 0.4% in April, well above the 0.2% expe cted.

During the reporting period, interest rates generally rose across the yield curve as the market built in expectations that the Fed would need to tighten monetary policy. And, in fact, the Fed did incrementally increase the federal funds target rate by 25 basis points on three separate occasions. The federal funds target rate ended the reporting period at 6.0%. Short-term market interest rates, in turn, reflected the robust economic conditions and expectations regarding Fed policy.

In addition to economic fundamentals, short-term municipal securities were strongly influenced by technical factors over this period, notably calendar year end and income tax payment season. Variable rate demand notes (VRDNs), which comprise more than 50% of the fund's assets, started the period in the 3.3% range, but moved sharply higher in December as supply and demand imbalances occurred, peaking late in the month at 5.4%. Yields then declined 150 basis points in January, as coupon payments reinvested and year end selling pressures eased. VRDN levels averaged a little over 3.6% during February and March before rising to the 5.0% range in April due to traditional tax season selling pressures. Over the six-month reporting period, VRDN yields averaged roughly 67% of taxable rates making them attractive for investors in the highest two federal tax brackets.

What were your strategies for the fund during the reporting period?

The supply of fixed-rate notes continued to be very light over the reporting period, as Year 2000 effects hampered issuance at the end of the year. Also, new issuance of fixed-rate notes in the first quarter was traditionally low. Municipalities continued to benefit from record tax collections--property, sales, and income--and the need to issue short-term borrowings dropped significantly over the past several years as the economy boomed. With this supply backdrop, expensive one-year note yields (lower than fair value) and the Fed increasing interest rates, we decided to let the fund's average maturity roll inward (shorter) over the reporting period. We continue to emphasize a barbelled structure for the portfolio, combining a significant position in 7-day VRDNs and commercial paper equivalents with timely purchases of attractively priced fixed-rate notes with maturities between 6 and 12 months. This decision left the fund highly responsive to interest rate changes and allowed us to take full advantage of add itional Fed interest rate moves.

Looking through 2000, what is your outlook for short-term rates?

It is reasonable to expect further rate increases as the Fed puts its anti-inflation efforts into action and attempts to slow the economy and consumer spending. Over the next several months, the Fed will be paying particular attention to stock market behavior, consumer confidence, employment data, and retail sales. The Fed is looking for the demand side to slow along with consumer confidence. A weak stock market could help temper the amount of needed rate increases as the consumer is likely to slow spending if a bear market in stocks continues. Inflation data will be closely watched as we appear to be close to the late stages of the classic business cycle. We will continue to watch, with great interest, market developments in order to best serve our municipal clients.

Last Meeting of Shareholders

A Special Meeting of shareholders of Federated Municipal Trust (the "Trust") was held on November 19, 1999. The following items were submitted to shareholders for approval. The meeting was adjourned to December 17, 1999, where the following items were approved as follows:

AGENDA ITEM 1

To elect Trustees1

	For	Withheld Authority To Vote
Nicholas P. Constantakis	407,462,013	2,947,468
John F. Cunningham	407,485,347	2,924,134
J. Christopher Donahue	407,457,175	2,952,306
Charles F. Mansfield, Jr.	407,495,300	2,914,181
John S. Walsh	407,431,265	2,978,216

1 The following Trustees continued their terms as Trustees of the Trust: John F. Donahue, Thomas G. Bigley, John T. Conroy, Jr., Lawrence D. Ellis, M.D., Peter E. Madden, John E. Murray, Jr., J.D., S.J.D. and Marjorie P. Smuts.

The December 17, 1999 meeting was then adjourned to January 14, 2000, where all items were passed as follows:

AGENDA ITEM 2

(a) To approve an amendment to and restatement of the Trust's Declaration of Trust to require the approval by a majority of the outstanding voting shares in the event of the sale and conveyance of the assets of the Trust to another trust or corporation:

For	Against	Broker Non-Vote	Abstentions
230,576,788	1,638,265	63,350,364	9,154,771

(b) To approve an amendment to and restatement of the Trust's Declaration of Trust to permit the Board of Trustees to liquidate assets of the Trust, or of its series or classes, and distribute the proceeds of such assets without seeking shareholder approval :

For	Against	Broker Non-Vote	Abstentions
225,579,553	6,610,403	63,350,364	9,179,868

AGENDA ITEM 3

To approve a proposed Agreement and Plan of Reorganization between the Trust, on behalf of its series, Massachusetts Municipal Cash Trust and Money Market Obligations Trust, on behalf of its series, Massachusetts Municipal Cash Trust:

For	Against	Broker Non-Vote	Abstentions
229,825,893	1,791,177	63,350,364	9,752,755

Portfolio of Investments

APRIL 30, 2000 (UNAUDITED)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.3%[1]
		Massachusetts--97.2%
$23,166,000		ABN AMRO MuniTOPS Certificates Trust (Massachusetts Non-AMT), Series 1998-12, Weekly VRDNs (Massachusetts Water Resources Authority)/(MBIA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	$23,166,000
25,360,000		ABN AMRO MuniTOPS Certificates Trust (Massachusetts Non-AMT), Series 2000-2, Weekly VRDNs (Massachusetts Water Resources Authority)/(FGIC INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	25,360,000
5,014,000		Bedford, MA, 4.25% BANs, 12/4/2000	5,022,598
1,500,000		Boston, MA Water & Sewer Commission, General Revenue Bonds, Series 1994A, Weekly VRDNs (State Street Bank and Trust Co. LOC)	1,500,000
2,533,000		Cambridge, MA, 4.75% Bonds, 11/1/2000	2,544,748
3,089,067		Carlisle, MA, 4.00% BANs, 7/3/2000	3,091,638
9,120,000		Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT), Series 1999-1, Weekly VRDNs (Massachusetts State HFA)/(MBIA INS)/(State Street Bank and Trust Co. LIQ)	9,120,000
57,034,162		Clipper Tax-Exempt Trust, Series A, Weekly VRDNs (Massachusetts State Lottery Commission)/(AMBAC INS)/ (State Street Bank and Trust Co. LIQ)	57,034,162
3,000,000		Commonwealth of Massachusetts, Weekly VRDNs (AMBAC INS)/(Citibank N.A., New York LIQ)	3,000,000
9,500,000		Commonwealth of Massachusetts, Series 1997B, Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	9,500,000
4,181,000		Danvers, Massachusetts, 4.00% BANs, 7/13/2000	4,185,271
3,000,000		Dighton-Rehobeth, MA Regional School District, 3.53% BANs, 7/6/2000	3,000,678
3,500,000		Fall River, MA, 4.75% BANs (Fleet National Bank, Springfield, MA LOC), 6/15/2000	3,502,739
9,800,000		Freetown-Lakeville, MA Regional School District, 4.10% BANs, 9/28/2000	9,810,643
6,630,000		Gardner, MA, 4.70% BANs, 4/6/2001	6,647,725
3,325,000		Mashpee, MA, 4.30% BANs, 12/1/2000	3,325,000
33,485,000		Massachusetts Bay Transit Authority, Series 1999, Weekly VRDNs (Commerzbank AG, Frankfurt LIQ)	33,485,000
50,500,000		Massachusetts Bay Transit Authority, Series 1999 FR/RI-A36, Weekly VRDNs (Bank of New York, New York LIQ)	50,500,000
15,000,000		Massachusetts Bay Transit Authority, MERLOTS, Series 2000H, Weekly VRDNs (FGIC INS)/(First Union National Bank, Charlotte, NC LIQ)	15,000,000
7,700,000	[2]	Massachusetts Bay Transit Authority, PT-1218, 4.20% TOBs (FGIC INS)/(Merrill Lynch Capital Services, Inc. LIQ), Optional Tender 1/18/2001	7,700,000
3,000,000		Massachusetts Development Finance Agency, Series 1998A, Weekly VRDNs (Shady Hill School)/(State Street Bank and Trust Co. LOC)	3,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Massachusetts--continued
$5,000,000		Massachusetts Development Finance Agency, Series 1999, Weekly VRDNs (Dean College)/(Fleet National Bank, Springfield, MA LOC)	$5,000,000
4,000,000		Massachusetts Development Finance Agency, Series 2000, Weekly VRDNs (Marine Biological Laboratory)/(Allied Irish Banks PLC LOC)	4,000,000
9,200,000		Massachusetts Development Finance Agency, Series 2000, Weekly VRDNs (Wentworth Institute of Technology, Inc.)/(AMBAC INS)/(State Street Bank and Trust Co. LIQ)	9,200,000
23,860,000		Massachusetts Federal-Aid Highway Program, Trust Receipts, FR/RI-A36, Weekly VRDNs (MBIA INS)/(Bayerische Hypotheken-und Vereinsbank AG LIQ)	23,860,000
17,778,000		Massachusetts HEFA, Weekly VRDNs (Harvard University)	17,778,000
28,700,000		Massachusetts HEFA, Series 1985H, Weekly VRDNs (Boston University)/(Landesbank Hessen-Thueringen, Frankfurt LOC)	28,700,000
1,750,000		Massachusetts HEFA, Series 1999, Weekly VRDNs (CIL Reality of Massachusetts)/(Credit Local de France LOC)	1,750,000
15,400,000		Massachusetts HEFA, Series A, Weekly VRDNs (Brigham & Women's Hospital)/(Landesbank Hessen-Thueringen, Frankfurt LOC)	15,400,000
6,000,000		Massachusetts HEFA, Series A, Weekly VRDNs (University of Massachusetts)/(Credit Local de France LOC)	6,000,000
5,000,000		Massachusetts HEFA, Series A, 10.25% Bonds (Fairview Extended Care Services, Inc.)/(United States Treasury PRF), 1/1/2001 (@103)	5,342,560
1,500,000		Massachusetts HEFA, Series B, Weekly VRDNs (Clark University)/ (Fleet Bank N.A. LOC)	1,500,000
9,340,000		Massachusetts HEFA, Series B, Weekly VRDNs (Endicott College)/(BankBoston, N.A. LOC)	9,340,000
14,845,000		Massachusetts HEFA, Series B, Weekly VRDNs (Hallmark Health System)/(FSA INS)/(Fleet National Bank, Springfield, MA LIQ)	14,845,000
13,900,000		Massachusetts HEFA, Series F, Weekly VRDNs (Children's Hospital of Boston)/(Landesbank Hessen-Thueringen, Frankfurt LIQ)	13,900,000
12,825,000		Massachusetts HEFA, Series I, Weekly VRDNs (Harvard University)	12,825,000
6,200,000		Massachusetts HEFA, MERLOTS, Series 2000-T, Weekly VRDNs (Simmons College)/(AMBAC INS)/(First Union National Bank, Charlotte, NC LIQ)	6,200,000
1,800,000		Massachusetts IFA, Series 1992, Weekly VRDNs (Holyoke Water Power Co.)/(Canadian Imperial Bank of Commerce LOC)	1,800,000
20,000,000		Massachusetts IFA, Series 1992B, 3.75% CP (New England Power Co.), Mandatory Tender 5/18/2000	20,000,000
14,250,000		Massachusetts IFA, Series 1992B, 3.80% CP (New England Power Co.), Mandatory Tender 6/14/2000	14,250,000
14,800,000		Massachusetts IFA, Series 1992B, 4.00% CP (New England Power Co.), Mandatory Tender 6/21/2000	14,800,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Massachusetts--continued
$5,900,000		Massachusetts IFA, Series 1994, Weekly VRDNs (Nova Realty Trust)/(Fleet National Bank, Springfield, MA LOC)	$5,900,000
5,805,000		Massachusetts IFA, Series 1995, Weekly VRDNs (Goddard House)/ (Fleet Bank N.A. LOC)	5,805,000
7,200,000		Massachusetts IFA, Series 1995, Weekly VRDNs (Whitehead Institute for Biomedical Research)	7,200,000
6,919,000		Massachusetts IFA, Series 1996, Weekly VRDNs (Newbury College)/(BankBoston, N.A. LOC)	6,919,000
2,800,000		Massachusetts IFA, Series 1997, Weekly VRDNs (Massachusetts Society for the Prevention of Cruelty to Animals)/(Fleet National Bank, Springfield, MA LOC)	2,800,000
5,760,000		Massachusetts IFA, Series 1997, Weekly VRDNs (Mount Ida College)/(Credit Local de France LOC)	5,760,000
5,965,000		Massachusetts IFA, Series 1998A, Weekly VRDNs (JHC Assisted Living Corp.)/(Fleet National Bank, Springfield, MA LOC)	5,965,000
1,225,000		Massachusetts IFA, Series A, Weekly VRDNs (Hockomock YMCA)/(Bank of Nova Scotia, Toronto LOC)	1,225,000
9,600,000		Massachusetts IFA, Series B, Weekly VRDNs (Williston North Hampton School)/(Fleet National Bank, Springfield, MA LOC)	9,600,000
2,700,000		Massachusetts IFA, 5.00% Bonds (Museum of Fine Arts, Boston)/ (MBIA INS), 1/1/2001	2,717,174
10,000,000		Massachusetts State HFA, MERLOTS, Series 1999H, Weekly VRDNs (MBIA INS)/(First Union National Bank, Charlotte, NC LIQ)	10,000,000
6,000,000		Massachusetts State HFA, Multifamily Refunding Revenue Bonds, Series 1995 A, Weekly VRDNs (Republic National Bank of New York LIQ)	6,000,000
9,290,000	[2]	Massachusetts State HFA, PT-162, 4.20% TOBs (MBIA INS)/(Banque Nationale de Paris LIQ), Optional Tender 1/25/2001	9,290,000
4,835,000		Massachusetts State, PA-647, Weekly VRDNs (Merrill Lynch Capital Services, Inc. LIQ)	4,835,000
3,255,000		Massachusetts State, Series 1999 SG 126, Weekly VRDNs (Societe Generale, Paris LIQ)	3,255,000
27,545,000		Massachusetts Turnpike Authority, Variable Rate Certificates, Series 1997N, Weekly VRDNs (MBIA INS)/(Bank of America, N.A. LIQ)	27,545,000
4,090,000	[2]	Massachusetts Water Pollution Abatement Trust Pool, PT-1185, 3.80% TOBs (Merrill Lynch Capital Services, Inc. LIQ) Optional Tender 9/7/2000	4,090,000
16,500,000		Massachusetts Water Pollution Abatement Trust Pool, Subordinate, MERLOTS, Series 1999N, Weekly VRDNs (First Union National Bank, Charlotte, NC LIQ)	16,500,000
10,000,000		Massachusetts Water Resources Authority, Series 1994, 3.95% CP (Morgan Guaranty Trust Co., New York LOC), Mandatory Tender 5/30/2000	10,000,000
6,000,000		Massachusetts Water Resources Authority, Series 2000B, Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	6,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Massachusetts--continued
$4,403,100		Maynard, MA, 4.25% BANs, 9/29/2000	$4,410,095
2,426,250		Newbury, MA, 4.00% BANs, 8/11/2000	2,428,534
3,350,000		Norwood, MA, 4.00% BANs, 8/16/2000	3,353,299
2,000,000		Oxford, MA, 4.75% BANs, 1/18/2001	2,004,140
8,000,000		Pittsfield, MA, 4.25% BANs, 9/15/2000	8,013,730
10,000,000		Plainville, MA, 4.25% BANs, 12/15/2000	10,014,929
2,651,000		Randolph, MA, 4.00% BANs, 6/16/2000	2,651,806
3,500,000		Richmond, MA, 3.75% BANs, 6/1/2000	3,501,091
5,270,000		South Hadley, MA, 4.15% BANs, 8/11/2000	5,276,380
3,600,000		Southwick, MA, 4.50% BANs, 9/25/2000	3,603,528
9,500,000		Springfield, MA, 4.75% BANs (Fleet National Bank, Springfield, MA LOC), 1/12/2001	9,531,939
7,000,000		Topsfield, MA, 4.25% BANs, 9/22/2000	7,015,134
4,688,700		Watertown, MA, 4.25% BANs, 11/16/2000	4,697,774
5,357,000		Westborough, MA, 4.25% BANs, 5/26/2000	5,358,252
10,000,000		Westfield, MA, 4.75% BANs, 6/15/2000	10,006,027
6,120,000		Weymouth, MA Housing Authority, PT 1062, Weekly VRDNs (Queen Ann Apartments)/(Merrill Lynch Capital Services, Inc. LIQ)/(Merrill Lynch Capital Services, Inc. LOC)	6,120,000

		TOTAL	745,379,594

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Puerto Rico--2.1%
$7,500,000		Commonwealth of Puerto Rico, Floating Rate Trust Receipts, Series 1997, Weekly VRDNs (Commerzbank AG, Frankfurt LIQ)/(Commerzbank AG, Frankfurt LOC)	$7,500,000
8,360,000		Puerto Rico Municipal Finance Agency, PA-645, Weekly VRDNs (FSA INS)/(Merrill Lynch Capital Services, Inc. LIQ)	8,360,000

		TOTAL	15,860,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[3]	$761,239,594

1 The fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2000, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Trustees. At April 30, 2000, these securities amounted to $21,080,000 which represents 2.8% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($766,469,952) at April 30, 2000.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
CP	--Commercial Paper
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
IFA	--Industrial Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PRF	--Prerefunded
TOBs	--Tender Option Bonds
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

APRIL 30, 2000 (UNAUDITED)

Assets:
Total investments in securities, at amortized cost and value		$761,239,594
Cash		433,455
Income receivable		6,841,876
Prepaid expenses		85,056

TOTAL ASSETS		768,599,981

Liabilities:
Income distribution payable	$2,056,796
Accrued expenses	73,233

TOTAL LIABILITIES		2,130,029

Net assets for 766,469,952 shares outstanding		$766,469,952

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$556,161,459 ÷ 556,161,459 shares outstanding		$1.00

Boston 1784 Fund Shares:
$210,308,493 ÷ 210,308,493 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED APRIL 30, 2000 (UNAUDITED)

Investment Income:
Interest			$13,387,591

Expenses:
Investment adviser fee		$1,801,107
Administrative personnel and services fee		271,307
Custodian fees		13,816
Transfer and dividend disbursing agent fees and expenses		61,330
Sub-Transfer and dividend disbursing agent fees and expenses		3,376
Directors'/Trustees' fees		2,331
Auditing fees		6,802
Legal fees		7,289
Portfolio accounting fees		62,001
Shareholder services fee--Institutional Service Shares		628,423
Shareholder services fee--Boston 1784 Funds Shares		272,131
Share registration costs		20,788
Printing and postage		16,697
Insurance premiums		16,147
Miscellaneous		6,017

TOTAL EXPENSES		3,189,562

Waivers:
Waiver of investment adviser fee	$(281,055)
Waiver of shareholder services fee--Institutional Service Shares	(603,286)
Waiver of shareholder services fee--Boston 1784 Funds Shares	(272,131)

TOTAL WAIVERS		(1,156,472)

Net expenses			2,033,090

Net investment income			$11,354,501

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) April 30, 2000	Year Ended October 31, 1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$11,354,501	$13,865,946

Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(7,938,530)	(8,784,162)
Boston 1784 Funds Shares	(3,415,971)	(5,081,784)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(11,354,501)	(13,865,946)

Share Transactions:
Proceeds from sale of shares	1,051,226,504	1,530,820,679
Net asset value of shares issued to shareholders in payment of distributions declared	6,042,086	8,213,858
Cost of shares redeemed	(901,949,911)	(1,346,826,355)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	155,318,679	192,208,182

Change in net assets	155,318,679	192,208,182

Net Assets:
Beginning of period	611,151,273	418,943,091

End of period	$766,469,952	$611,151,273

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Service Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited) April 30,	Year Ended October 31,
	2000	1999	1998	1997	1996	1995
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income From Investment Operations:
Net investment income	0.02	0.03	0.03	0.03	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.02)	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[1]	1.57%	2.71%	3.04%	3.09%	3.07%	3.34%

Ratios to Average Net Assets:

Expenses	0.56%[2]	0.56%	0.55%	0.55%	0.55%	0.55%

Net investment income	3.16%[2]	2.69%	2.98%	3.05%	3.02%	3.30%

Expense waiver/reimbursement[3]	0.32%[2]	0.34%	0.36%	0.40%	0.42%	0.45%

Supplemental Data:

Net assets, end of period (000 omitted)	$556,161	$411,292	$256,386	$141,869	$119,739	$99,628

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Boston 1784 Funds Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited) April 30,	Year Ended October 31,
	2000	1999	1998	1997	1996	1995
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income From Investment Operations:
Net investment income	0.02	0.03	0.03	0.03	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.02)	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[1]	1.57%	2.70%	3.03%	3.07%	3.05%	3.30%

Ratios to Average Net Assets:

Expenses	0.56%[2]	0.56%	0.57%	0.57%	0.58%	0.60%

Net investment income	3.14%[2]	2.67%	2.97%	3.03%	3.01%	3.25%

Expense waiver/reimbursement[3]	0.33%[2]	0.35%	0.36%	0.39%	0.42%	0.45%

Supplemental Data:

Net assets, end of period (000 omitted)	$210,308	$199,860	$162,557	$73,837	$54,667	$46,580

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

APRIL 30, 2000 (UNAUDITED)

ORGANIZATION

Effective February 1, 2000, Massachusetts Municipal Cash Trust (the "Fund") became a portfolio of the Money Market Obligations Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the " Act"), as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of the Fund. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Service Shares and Boston 1784 Funds Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax and Massachusetts state income tax consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees ("Trustees" ). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At April 30, 2000, capital paid-in aggregated $766,469,952.

Transactions in shares were as follows:

	Six Months Ended April 30, 2000	Year Ended October 31, 1999
Institutional Service Shares:
Shares sold	911,435,815	1,280,366,882
Shares issued to shareholders in payment of distributions declared	3,296,224	3,158,407
Shares redeemed	(769,862,130)	(1,128,619,379)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	144,869,909	154,905,910

	Six Months Ended April 30, 2000	Year Ended October 31, 1999
Boston 1784 Funds Shares:
Shares sold	139,790,689	250,453,797
Shares issued to shareholders in payment of distributions declared	2,745,862	5,055,451
Shares redeemed	(132,087,781)	(218,206,976)

NET CHANGE RESULTING FROM BOSTON 1784 FUNDS SHARE TRANSACTIONS	10,448,770	37,302,272

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	155,318,679	192,208,182

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminated this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Institutional Service Shares for the period. Under the terms of a Shareholder Services Agreement with BankBoston, N.A., the Fund will pay BankBoston, N.A., up to 0.25% of average daily net assets of Boston 1784 Funds Shares for the period. These fees are used to finance certain services for shareholders and to maintain shareholder accounts. FSSC and BankBoston, N.A. may voluntarily choose to waive any portion of their fees. FSSC and BankBoston, N.A. can modify or terminate these voluntary waivers at any time at their sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, though its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the period ended April 30, 2000, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $554,650,000 and $436,370,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2000, 54.8% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 13.9% of total investments.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

EDWARD C. GONZALES

Executive Vice President

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

SEMI-ANNUAL REPORT

Massachusetts Municipal Cash Trust

SEMI-ANNUAL REPORT TO SHAREHOLDERS

APRIL 30, 2000

Federated
Massachusetts Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 60934N518
Cusip 60934N237

1052806 (6/00)

Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders of Massachusetts Municipal Cash Trust, a portfolio of Money Market Obligations Trust, which covers the six-month period from November 1, 1999 through April 30, 2000. The report begins with a discussion with the Fund's portfolio manager, followed by a complete listing of the Fund's holdings and its financial statements.

The Fund is a convenient way to keep your ready cash pursuing double tax-free income--free from federal regular income tax and Massachusetts state income tax*--through a portfolio concentrated in high-quality, short-term Massachusetts municipal securities. At the end of the reporting period, the Fund's holdings were diversified among securities that use municipal bond financing for projects as varied as health care, housing, community development and transportation.

This double tax-free advantage means you have the opportunity to earn a greater after-tax yield than you could in a comparable high-quality taxable investment. Of course, the Fund also brings you the added benefits of daily liquidity and stability of principal.**

During the reporting period, the Fund paid double tax-free dividends totaling $0.02 per share for the Boston 1784 Funds SharesSM. The Fund's total net assets reached approximately $766.5 million.

Thank you for relying on Massachusetts Municipal Cash Trust to help your ready cash earn income every day. As always, we will continue to provide you with the highest level of professional service. We invite your questions or comments.

Sincerely,

[Graphic Representation Omitted--See Appendix]

J. Christopher Donahue President

June 15, 2000

*Income may be subject to the federal alternative minimum tax. **An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

INVESTMENT REVIEW

An interview with the Fund's portfolio manager, Mary Jo Ochson, Senior Vice President & Portfolio Manager, Federated Investment Management Company.

Q. What is your review of the economy and the interest rate environment over the six month reporting period?

Continued strong economic growth in the face of a series of Federal Reserve Board (the "Fed") interest rate increases characterized the reporting period. Gross Domestic Product ("GDP") growth in the third and fourth quarters of 1999 was 5.7% and 7.3%, respectively. This robust growth continued into the first quarter of 2000, with preliminary GDP reported as 5.4%. This marked the first time in 15 years that real GDP growth for three consecutive quarters has averaged over 6.0%. Clearly, this rate of growth exceeded widely accepted measures of the non-inflationary potential of the economy. The consumer continued to drive economic activity. Retail sales were strong and ended the reporting period with a 10.3% year-over-year increase. Labor markets remained tight. The average monthly increase in non-farm payrolls during the reporting period was $278,000 and the unemployment rate ended the reporting period at 4.1%, near the 29-year low set in January, 2000.

Benign inflation measures through much of the reporting period served to offset the strong economic growth. Surging energy prices resulted in increases in the Producer Price Index ("PPI"), particularly in the first quarter of 2000. However, the core PPI rate was flat-to-negative for much of the reporting period. Additionally, productivity gains continued to be a factor in dampening the impact of tightness in the labor markets and creeping wage pressures. However, as the reporting period ended and first quarter inflation data emerged, signs of inflationary pressures appeared to be building. The Personal Consumption Expenditure Price Index, a measure watched closely by the Fed, rose at a 3.2% rate in the first quarter of 2000. This was the largest increase since 1994. The Employment Cost Index, a closely watched measure of wage and benefit costs, increased by 4.1%. This was the largest increase since 1991. In addition, the core Consumer Price Index increased by 0.4% in April, well above the expected 0.2%.

During the reporting period, interest rates generally rose across the yield curve as the market built in expectations that the Fed would need to tighten monetary policy. And, in fact, the Fed did incrementally increase the federal funds target rate by 25 basis points on three separate occasions. The federal funds target rate ended the reporting period at 6.0%. Short-term market interest rates, in turn, reflected the robust economic conditions and expectations regarding Fed policy.

In addition to economic fundamentals, short-term municipal securities were strongly influenced by technical factors over the reporting period, notably calendar year end and income tax payment season. Variable rate demand notes (VRDNs), which comprise more than 50% of the Fund's investments, started the reporting period in the 3.3% range, but moved sharply higher in December as supply and demand imbalances occurred, and peaked late in the month at 5.4%. Yields then declined 150 basis points in January, as coupon payments reinvested and year end selling pressures eased. VRDN levels averaged a little over 3.6% during February and March before rising to the 5.0% range in April due to traditional tax season selling pressures. Over the six month reporting period, VRDN yields averaged roughly 67% of taxable rates, which made them attractive for investors in the highest two federal tax brackets.

Q. What were your strategies for the Fund during the reporting period?

The supply of fixed-rate notes continued to be very light over the reporting period as Year 2000 effects hampered issuance at the end of the year. Also, new issuance of fixed-rate notes in the first quarter is traditionally low. Municipalities continued to benefit from record tax collections-- e of any additional Fed interest rate moves.

Q. What is your outlook for short-term rates during the remainder of 2000?

It is reasonable to expect further rate increases as the Fed puts its anti-inflation efforts into action and attempts to slow the economy and consumer spending. Over the next several months, the Fed will be paying particular attention to stock market behavior, consumer confidence, employment data, and retail sales. The Fed is looking for the demand side to slow along with consumer confidence. A weak stock market could help temper the amount of needed rate increases as the consumer is likely to slow spending if a bear market in stocks continues. Inflation data will be closely watched as we appear to be close to the late stages of the classic business cycle. We will continue to watch, with great interest, market developments in order to best serve our municipal clients.

A Special Meeting of shareholders of Federated Municipal Trust (the "Trust") was held on November 19, 1999. The following items were submitted to shareholders for approval. The meeting was adjourned to December 17, 1999, where the following items were approved as follows:

Agenda Item 1 To elect Trustees.1

	For	Withheld Authority To Vote
Nicholas P. Constantakis	407,462,013	2,947,468
John F. Cunningham	407,485,347	2,924,134
J. Christopher Donahue	407,457,175	2,952,306
Charles F. Mansfield, Jr.	407,495,300	2,914,181
John S. Walsh	407,431,265	2,978,216

1 The following Trustees continued their terms as Trustees of the Trust: John F. Donahue, Thomas G. Bigley, John T. Conroy, Jr., Lawrence D. Ellis, M.D., Peter E. Madden, John E. Murray, Jr., Marjorie P. Smuts.

The December 17, 1999 meeting was then adjourned to January 14, 2000, where all items were passed as follows:

Agenda Item 2

(a) To approve an amendment to and restatement of the Trust's Declaration of Trust to require the approval by a majority of the outstanding voting shares in the event of the sale and conveyance of the assets of the Trust to another trust or corporation:

	Against	Broker Non-Vote	Abstentions
For
230,576,788	1,638,265	63,350,364	9,154,771

(b) To approve an amendment to and restatement of the Trust's Declaration of Trust to permit the Board of Trustees to liquidate assets of the Trust, or of its series or classes, and distribute the proceeds of such assets without seeking shareholder approval:

For	Against	Broker Non-Vote	Abstentions
225,579,553	6,610,403	63,350,364	9,179,868

Agenda Item 3

To approve a proposed Agreement and Plan of Reorganization between the Trust, on behalf of its series, Massachusetts Municipal Cash Trust and Money Market Obligations Trust, on behalf of its series, Massachusetts Municipal Cash Trust:

For	Against	Broker Non-Vote	Abstentions
229,825,893	1,791,177	63,350,364	9,752,755

FINANCIAL HIGHLIGHTS--BOSTON 1784 FUNDS SHARES

(For a share outstanding throughout each period)

	Six Months Ended (unaudited) April 30,	Year Ended October 31,
	2000	1999	1998	1997	1996	1995
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.02	0.03	0.03	0.03	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.02)	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(1)	1.57%	2.70%	3.03%	3.07%	3.05%	3.30%

Ratios to Average Net Assets:
Expenses	0.56%(2)	0.56%	0.57%	0.57%	0.58%	0.60%
Net investment income	3.14%(2)	2.67%	2.97%	3.03%	3.01%	3.25%
Expense waiver/reimbursement(3)	0.33%(2)	0.35%	0.36%	0.39%	0.42%	0.45%
Supplemental Data:
Net assets, end of period (000 omitted)	$210,308	$199,860	$162,557	$73,837	$54,667	$46,580

(1) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(2) Computed on an annualized basis.

(3) This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

MASSACHUSETTS MUNICIPAL CASH TRUST PORTFOLIO OF INVESTMENTS

April 30, 2000 (unaudited)

PRINCIPAL AMOUNT		VALUE
(1) Short-Term Municipals--99.3%
Massachusetts--97.2%
$ 23,166,000	ABN AMRO MuniTOPS Certificates Trust (Massachusetts Non-AMT), Series 1998-12, Weekly VRDNs (Massachusetts Water Resources Authority)/(MBIA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	$23,166,000
25,360,000	ABN AMRO MuniTOPS Certificates Trust (Massachusetts Non-AMT), Series 2000-2, Weekly VRDNs (Massachusetts Water Resources Authority)/(FGIC INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	25,360,000
5,014,000	Bedford, MA, 4.25% BANs, 12/4/2000	5,022,598
1,500,000	Boston, MA Water & Sewer Commission, General Revenue Bonds, Series 1994 A, Weekly VRDNs (State Street Bank and Trust Co. LOC)	1,500,000
2,533,000	Cambridge, MA, 4.75% Bonds, 11/1/2000	2,544,748
3,089,067	Carlisle, MA, 4.00% BANs, 7/3/2000	3,091,638
9,120,000	Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT), Series 1999-1, Weekly VRDNs (Massachusetts State HFA)/(MBIA INS)/(State Street Bank and Trust Co. LIQ)	9,120,000
57,034,162	Clipper Tax-Exempt Trust, Series A, Weekly VRDNs (Massachusetts State Lottery Commission)/(AMBAC INS)/(State Street Bank and Trust Co. LIQ)	57,034,162
3,000,000	Commonwealth of Massachusetts, Weekly VRDNs (AMBAC INS)/ (Citibank NA, New York LIQ)	3,000,000
9,500,000	Commonwealth of Massachusetts, Series 1997B, Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	9,500,000
4,181,000	Danvers, Massachusetts, 4.00% BANs, 7/13/2000	4,185,271
3,000,000	Dighton-Rehobeth, MA Regional School District, 3.53% BANs, 7/6/2000	3,000,678
3,500,000	Fall River, MA, 4.75% BANs (Fleet National Bank, Springfield, MA LOC), 6/15/2000	3,502,739
9,800,000	Freetown-Lakeville, MA Regional School District, 4.10% BANs, 9/28/2000	9,810,643
6,630,000	Gardner, MA, 4.70% BANs, 4/6/2001	6,647,725
3,325,000	Mashpee, MA, 4.30% BANs, 12/1/2000	3,325,000
33,485,000	Massachusetts Bay Transit Authority, Series 1999, Weekly VRDNs (Commerzbank AG, Frankfurt LIQ)	33,485,000
50,500,000	Massachusetts Bay Transit Authority, Series 1999 FR/RI-A36, Weekly VRDNs (Bank of New York, New York LIQ)	50,500,000
15,000,000	Massachusetts Bay Transit Authority, MERLOTS, Series 2000H, Weekly VRDNs (FGIC INS)/(First Union National Bank, Charlotte, NC LIQ)	15,000,000
7,700,000	(2)Massachusetts Bay Transit Authority, PT-1218, 4.20% TOBs FGIC INS)/(Merrill Lynch Capital Services, Inc. LIQ), Optional Tender 1/18/2001	7,700,000
3,000,000	Massachusetts Development Finance Agency, Series 1998A, Weekly VRDNs (Shady Hill School)/(State Street Bank and Trust Co. LOC)	3,000,000
5,000,000	Massachusetts Development Finance Agency, Series 1999, Weekly VRDNs (Dean College)/(Fleet National Bank, Springfield, MA LOC)	5,000,000
4,000,000	Massachusetts Development Finance Agency, Series 2000, Weekly VRDNs (Marine Biological Laboratory)/(Allied Irish Banks PLC LOC)	4,000,000
9,200,000	Massachusetts Development Finance Agency, Series 2000, Weekly VRDNs (Wentworth Institute of Technology, Inc.)/(AMBAC INS)/(State Street Bank and Trust Co. LIQ)	9,200,000
23,860,000	Massachusetts Federal-Aid Highway Program, Trust Receipts, FR/RI-A36, Weekly VRDNs (MBIA INS)/(Bayerische Hypotheken-und Vereinsbank AG LIQ)	23,860,000
17,778,000	Massachusetts HEFA, Weekly VRDNs (Harvard University)	17,778,000
28,700,000	Massachusetts HEFA, Series 1985H, Weekly VRDNs (Boston University)/(Landesbank Hessen-Thueringen, Frankfurt LOC)	28,700,000
1,750,000	Massachusetts HEFA, Series 1999, Weekly VRDNs (CIL Reality of Massachusetts)/(Credit Local de France LOC)	1,750,000
15,400,000	Massachusetts HEFA, Series A, Weekly VRDNs (Brigham & Women's Hospital)/(Landesbank Hessen-Thueringen, Frankfurt LOC)	15,400,000
6,000,000	Massachusetts HEFA, Series A, Weekly VRDNs (University of Massachusetts)/(Credit Local de France LOC)	6,000,000
5,000,000	Massachusetts HEFA, Series A, 10.25% Bonds (Fairview Extended Care Services, Inc.)/(United States Treasury PRF), 1/1/2001 (@103)	5,342,560
1,500,000	Massachusetts HEFA, Series B, Weekly VRDNs (Clark University)/(Fleet Bank N.A. LOC)	1,500,000
9,340,000	Massachusetts HEFA, Series B, Weekly VRDNs (Endicott College)/ (BankBoston, N.A. LOC)	9,340,000
14,845,000	Massachusetts HEFA, Series B, Weekly VRDNs (Hallmark Health System)/(FSA INS)/(Fleet National Bank, Springfield, MA LIQ)	14,845,000
13,900,000	Massachusetts HEFA, Series F, Weekly VRDNs (Children's Hospital of Boston)/(Landesbank Hessen-Thueringen, Frankfurt LIQ)	13,900,000
12,825,000	Massachusetts HEFA, Series I, Weekly VRDNs (Harvard University)	12,825,000
6,200,000	Massachusetts HEFA, MERLOTS, Series 2000-T, Weekly VRDNs (Simmons College)/(AMBAC INS)/(First Union National Bank, Charlotte, N.C. LIQ)	6,200,000
1,800,000	Massachusetts IFA, Series 1992, Weekly VRDNs (Holyoke Water Power Co.)/(Canadian Imperial Bank of Commerce LOC)	1,800,000
20,000,000	Massachusetts IFA, Series 1992B, 3.75% CP (New England Power Co.), Mandatory Tender 5/18/2000	20,000,000
14,250,000	Massachusetts IFA, Series 1992B, 3.80% CP (New England Power Co.), Mandatory Tender 6/14/2000	14,250,000
14,800,000	Massachusetts IFA, Series 1992B, 4.00% CP (New England Power Co.), Mandatory Tender 6/21/2000	14,800,000
5,900,000	Massachusetts IFA, Series 1994, Weekly VRDNs (Nova Realty Trust)/(Fleet National Bank, Springfield, MA LOC)	5,900,000
5,805,000	Massachusetts IFA, Series 1995, Weekly VRDNs (Goddard House)/(Fleet Bank N.A. LOC)	5,805,000
7,200,000	Massachusetts IFA, Series 1995, Weekly VRDNs (Whitehead Institute for Biomedical Research)	7,200,000
6,919,000	Massachusetts IFA, Series 1996, Weekly VRDNs (Newbury College)/(BankBoston, N.A. LOC)	6,919,000
2,800,000	Massachusetts IFA, Series 1997, Weekly VRDNs (Massachusetts Society for the Prevention of Cruelty to Animals)/(Fleet National Bank, Springfield, MA LOC)	2,800,000
5,760,000	Massachusetts IFA, Series 1997, Weekly VRDNs (Mount Ida College)/(Credit Local de France LOC)	5,760,000
5,965,000	Massachusetts IFA, Series 1998A, Weekly VRDNs (JHC Assisted Living Corp.)/(Fleet National Bank, Springfield, MA LOC)	5,965,000
1,225,000	Massachusetts IFA, Series A, Weekly VRDNs (Hockomock YMCA)/(Bank of Nova Scotia, Toronto LOC)	1,225,000
9,600,000	Massachusetts IFA, Series B, Weekly VRDNs (Williston North Hampton School)/(Fleet National Bank, Springfield, MA LOC)	9,600,000
2,700,000	Massachusetts IFA, 5.00% Bonds (Museum of Fine Arts, Boston)/(MBIA INS), 1/1/2001	2,717,174
10,000,000	Massachusetts State HFA, MERLOTs, Series 1999H, Weekly VRDNs (MBIA INS)/(First Union National Bank, Charlotte, N.C. LIQ)	10,000,000
6,000,000	Massachusetts State HFA, Multi-Family Refunding Revenue Bonds, Series 1995 A, Weekly VRDNs (Republic National Bank of New York LIQ)	6,000,000
9,290,000	(2)Massachusetts State HFA, PT-162, 4.20% TOBs (MBIA INS)/(Banque Nationale de Paris LIQ), Optional Tender 1/25/2001	9,290,000
4,835,000	Massachusetts State, PA-647, Weekly VRDNs (Merrill Lynch Capital Services, Inc. LIQ)	4,835,000
3,255,000	Massachusetts State, Series 1999 SG 126, Weekly VRDNs (Societe Generale, Paris LIQ)	3,255,000
27,545,000	Massachusetts Turnpike Authority, Variable Rate Certificates, Series 1997N, Weekly VRDNs (MBIA INS)/(Bank of America, N.A. LIQ)	27,545,000
4,090,000	(2)Massachusetts Water Pollution Abatement Trust Pool, PT-1185, 3.80% TOBs (Merrill Lynch Capital Services, Inc. LIQ) Optional Tender 9/7/2000	4,090,000
16,500,000	Massachusetts Water Pollution Abatement Trust Pool, Subordinate, MERLOTS, Series 1999N, Weekly VRDNs (First Union National Bank, Charlotte, N.C. LIQ)	16,500,000
10,000,000	Massachusetts Water Resources Authority, Series 1994, 3.95% CP (Morgan Guaranty Trust Co., New York LOC), Mandatory Tender 5/30/2000	10,000,000
6,000,000	Massachusetts Water Resources Authority, Series 2000B, Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	6,000,000
4,403,100	Maynard, MA, 4.25% BANs, 9/29/2000	4,410,095
2,426,250	Newbury, MA, 4.00% BANs, 8/11/2000	2,428,534
3,350,000	Norwood, MA, 4.00% BANs, 8/16/2000	3,353,299
2,000,000	Oxford, MA, 4.75% BANs, 1/18/2001	2,004,140
8,000,000	Pittsfield, MA, 4.25% BANs, 9/15/2000	8,013,730
10,000,000	Plainville, MA, 4.25% BANs, 12/15/2000	10,014,929
2,651,000	Randolph, MA, 4.00% BANs, 6/16/2000	2,651,806
3,500,000	Richmond, MA, 3.75% BANs, 6/1/2000	3,501,091
5,270,000	South Hadley, MA, 4.15% BANs, 8/11/2000	5,276,380
3,600,000	Southwick, MA, 4.50% BANs, 9/25/2000	3,603,528
9,500,000	Springfield, MA , 4.75% BANs (Fleet National Bank, Springfield, MA LOC), 1/12/2001	9,531,939
7,000,000	Topsfield, MA, 4.25% BANs, 9/22/2000	7,015,134
4,688,700	Watertown, MA, 4.25% BANs, 11/16/2000	4,697,774
5,357,000	Westborough, MA, 4.25% BANs, 5/26/2000	5,358,252
10,000,000	Westfield, MA, 4.75% BANs, 6/15/2000	10,006,027
6,120,000	Weymouth, MA Housing Authority, PT 1062, Weekly VRDNs (Queen Ann Apartments)/(Merrill Lynch Capital Services, Inc. LIQ)/(Merrill Lynch Capital Services, Inc. LOC)	6,120,000

	Total	745,379,594

Puerto Rico--2.1%
7,500,000	Commonwealth of Puerto Rico, Floating Rate Trust Receipts, Series 1997, Weekly VRDNs (Commerzbank AG, Frankfurt LIQ)/(Commerzbank AG, Frankfurt LOC)	7,500,000
8,360,000	Puerto Rico Municipal Finance Agency, PA-645, Weekly VRDNs (FSA INS)/(Merrill Lynch Capital Services, Inc. LIQ)	8,360,000

	Total	15,860,000

	Total Investments (at amortized cost)(3)	$761,239,594

(1) The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2000, the portfolio securities were rated as follows:

TIER RATING BASED ON TOTAL MARKET VALUE

First Tier	Second Tier
100%	0%

(2) Denotes a restricted security which is subject to restrictions on resale under federal securities laws.

These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At April 30, 2000, these securities amounted to $21,080,000, which represents 2.8% of net assets.

(3) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($766,469,952) at April 30, 2000.

The following acronyms are used throughout this portfolio:

AMBAC--American Municipal Bond Assurance Corporation	INS--Insured
AMT--Alternative Minimum Tax	LIQ--Liquidity Agreement
BANs--Bond Anticipation Notes	LOC--Letter of Credit
CP--Commercial Paper	MBIA--Municipal Bond Investors Assurance
FGIC--Financial Guaranty Insurance Company	MERLOTS--Municipal Exempt Receipts-Liquidity Optional Tender Series
FSA--Financial Security Assurance	PRF--Prerefunded
HEFA--Health and Education Facilities Authority	TOBs--Tender Option Bonds
HFA--Housing Finance Authority	VRDNs--Variable Rate Demand Notes
IFA--Industrial Finance Authority

(See Notes which are an integral part of the Financial Statements)

MASSACHUSETTS MUNICIPAL CASH TRUST STATEMENT OF ASSETS AND LIABILITIES

April 30, 2000 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$761,239,594
Cash		433,455
Income receivable		6,841,876
Prepaid expenses		85,056

Total assets		768,599,981
Liabilities:
Income distribution payable	$2,056,796
Accrued expenses	73,233

Total liabilities		2,130,029

Net Assets for 766,469,952 shares outstanding		$766,469,952

Net Asset Value, Offering Price and Redemption Proceeds Per Share:

Institutional Service Shares:
$556,161,459 ÷ 556,161,459 shares outstanding		$1.00

Boston 1784 Funds Shares:
$210,308,493 ÷ 210,308,493 shares outstanding		$1.00

(See Notes which are an integral part of the Financial Statements)

MASSACHUSETTS MUNICIPAL CASH TRUST STATEMENT OF OPERATIONS

Six Months Ended April 30, 2000 (unaudited)

Investment Income:
Interest			$13,387,591
Expenses:
Investment adviser fee		$ 1,801,107
Administrative personnel and services fee		271,307
Custodian fees		13,816
Transfer and dividend disbursing agent fees and expenses		61,330
Sub-Transfer and dividend disbursing agent fees and expenses		3,376
Directors'/Trustees' fees		2,331
Auditing fees		6,802
Legal fees		7,289
Portfolio accounting fees		62,001
Shareholder services fee--Institutional Service Shares		628,423
Shareholder services fee--Boston 1784 Funds Shares		272,131
Share registration costs		20,788
Printing and postage		16,697
Insurance premiums		16,147
Miscellaneous		6,017

Total expenses		3,189,562
Waivers--
Waiver of investment adviser fee	$(281,055)
Waiver of shareholder services fee--Institutional Service Shares	(603,286)
Waiver of shareholder services fee--Boston 1784 Funds Shares	(272,131)

Total waivers		(1,156,472)

Net expenses			2,033,090

Net investment income			$11,354,501

(See Notes which are an integral part of the Financial Statements)

MASSACHUSETTS MUNICIPAL CASH TRUST STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended (unaudited) April 30, 2000	Year Ended October 31, 1999
Increase (Decrease) in Net Assets:
Operations--
Net investment income	$11,354,501	$13,865,946
Distributions to Shareholders--
Distributions from net investment income
Institutional Service Shares	(7,938,530)	(8,784,162)
Boston 1784 Funds Shares	(3,415,971)	(5,081,784)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(11,354,501)	(13,865,946)

Share Transactions--
Proceeds from sale of shares	1,051,226,504	1,530,820,679
Net asset value of shares issued to shareholders in payment
of distributions declared	6,042,086	8,213,858
Cost of shares redeemed	(901,949,911)	(1,346,826,355)

Change in net assets resulting from share transactions	155,318,679	192,208,182

Change in net assets	155,318,679	192,208,182
Net Assets:
Beginning of period	611,151,273	418,943,091

End of period	$766,469,952	$611,151,273

(See Notes which are an integral part of the Financial Statements)

MASSACHUSETTS MUNICIPAL CASH TRUST NOTES TO FINANCIAL STATEMENTS

April 30, 2000 (unaudited)

(1) ORGANIZATION

Effective February 1, 2000, Massachusetts Municipal Cash Trust (the "Fund") became a portfolio of the Money Market Obligations Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of the Fund. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Service Shares and Boston 1784 Funds Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax and Massachusetts state income tax consistent with stability of principal.

(2) SIGNIFICANT ACCOUNTING

POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees ("Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At April 30, 2000, capital paid-in aggregated $766,469,952. Transactions in shares were as follows:

	Six Months Ended April 30, 2000	Year Ended October 31, 1999
Institutional Service Shares:
Shares sold	911,435,815	1,280,366,882
Shares issued to shareholders in payment of distributions declared	3,296,224	3,158,407
Shares redeemed	(769,862,130)	(1,128,619,379)

Net Change Resulting From Institutional Service Share Transactions	144,869,909	154,905,910

	Six Months Ended April 30, 2000	Year Ended October 31, 1999
Boston 1784 Funds Shares:
Shares sold	139,790,689	250,453,797
Shares issued to shareholders in payment of distributions declared	2,745,862	5,055,451
Shares redeemed	(132,087,781)	(218,206,976)

Net Change Resulting from Boston 1784 Funds Share Transactions	10,448,770	37,302,272

Net Change Resulting from Share Transactions	155,318,679	192,208,182

(4) INVESTMENT ADVISER FEE AND

OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Institutional Service Shares for the period. Under the terms of a Shareholder Services Agreement with Fleet National Bank, the Fund will pay Fleet National Bank up to 0.25% of average daily net assets of Boston 1784 Funds Shares for the period. These fees are used to finance certain services for shareholders and to maintain shareholder accounts. FSSC and Fleet National Bank may voluntarily choose to waive any portion of their fees. FSSC and Fleet National Bank can modify or terminate these voluntary waivers at any time at their sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, though its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records, for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the period ended April 30, 2000, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $554,650,000 and $436,370,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) CONCENTRATION OF

CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2000, 54.8% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 13.9% of total investments.

TRUSTEES

John F. Donahue

Thomas G. Bigley

John T. Conroy, Jr.

Nicholas P. Constantakis

John F. Cunningham

J. Christopher Donahue

Lawrence D. Ellis, M.D.

Peter E. Madden

Charles F. Mansfield, Jr.

John E. Murray, Jr., J.D., S.J.D.

Marjorie P. Smuts John S. Walsh

OFFICERS

John F. Donahue

Chairman

J. Christopher Donahue

President

John W. McGonigle

Executive Vice President and Secretary

Edward C. Gonzales

Executive Vice President

Richard B. Fisher

Vice President

Richard J. Thomas

Treasurer

Leslie K. Ross

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

Massachusetts Municipal Cash Trust

[Graphic Representation Omitted--See Appendix]

Boston 1784 Funds Shares Semiannual Report

to Shareholders

April 30, 2000

Federated Securities Corp. is the
distributor for this Fund.
Cusip 60934N237

(Federated use only) G00191-02 (6/00)   MF-0192 (6/00)